UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2009

Item 1. Reports to Stockholders

Fidelity®
130/30 Large Cap
Fund

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Life of fundA
130/30 Large Cap	2.15%	-22.51%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in 130/30 Large Cap, a class of the fund, on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Keith Quinton, Portfolio Manager of Fidelity® 130/30 Large Cap Fund: For the year, the fund gained 2.15%, badly trailing the S&P 500 index. Stock selection in financials, information technology, consumer discretionary, health care, materials and utilities hurt. The market's March rebound cost the fund, as I had shorted the stocks of companies that I considered to be overvalued, of poor quality and risky, many of which rallied sharply, including fund holdings Fifth Third Bancorp, boosted by government support for financial firms, and Century Aluminum, aided by economic stimulus. Elsewhere, credit-card issuer Capital One Financial was hurt by rising card delinquencies. Investment bank Goldman Sachs was volatile; the fund caught its fall but missed its subsequent rise. I shorted semiconductor firm Rubicon Technology, which responded well to the early economic recovery. An overweighting in utility firm AES hurt results as credit markets dried up and investors expected power demand and prices to fall. On the plus side, Western Union profited from an increase in global cash transfers. Bank of America did well, as financial stocks rebounded from beaten-down positions. Industrial conglomerate Tyco International was boosted by the economic rebound. Brewing giant Anheuser-Busch InBev cut costs and performed well. I sold some of these stocks prior to period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Class A	2.14%
Actual		$ 1,000.00	$ 1,132.90	$ 11.44
HypotheticalA		$ 1,000.00	$ 1,014.34	$ 10.81
Class T	2.39%
Actual		$ 1,000.00	$ 1,133.10	$ 12.78
HypotheticalA		$ 1,000.00	$ 1,013.09	$ 12.06
Class B	2.86%
Actual		$ 1,000.00	$ 1,130.10	$ 15.27
HypotheticalA		$ 1,000.00	$ 1,010.73	$ 14.42
Class C	2.89%
Actual		$ 1,000.00	$ 1,128.30	$ 15.42
HypotheticalA		$ 1,000.00	$ 1,010.58	$ 14.57
130/30 Large Cap	1.89%
Actual		$ 1,000.00	$ 1,134.40	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.59	$ 9.55
Institutional Class	1.67%
Actual		$ 1,000.00	$ 1,134.40	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	4.4	1.1
Hewlett-Packard Co.	4.2	3.8
Chevron Corp.	3.9	0.0
American Express Co.	3.8	0.0
Marathon Oil Corp.	3.1	3.2
JPMorgan Chase & Co.	3.1	4.1
Noble Corp.	2.9	1.3
Anheuser-Busch InBev SA NV	2.8	0.0
Tyco International Ltd.	2.8	1.2
Humana, Inc.	2.7	0.4
	33.7
Top Ten Short Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
FARO Technologies, Inc.	(1.0)	(0.5)
Boston Properties, Inc.	(1.0)	(0.0)
Pepco Holdings, Inc.	(1.0)	(0.8)
Gen-Probe, Inc.	(1.0)	(0.0)
Paychex, Inc.	(1.0)	(0.0)
Masimo Corp.	(0.9)	(0.0)
Eclipsys Corp.	(0.9)	(0.8)
Kenneth Cole Productions, Inc. Class A (sub.-vtg.)	(0.9)	(0.4)
Cogent, Inc.	(0.8)	(0.0)
Applied Industrial Technologies, Inc.	(0.8)	(0.5)
	(9.3)
Market Sectors as of November 30, 2009
As a % of fund's net assets	Long	Short	Net
Information Technology	21.0	(4.1)	16.9
Financials	22.1	(7.3)	14.8
Consumer Staples	13.1	(0.0)	13.1
Health Care	18.0	(5.8)	12.2
Energy	12.6	(0.5)	12.1
Industrials	14.2	(2.5)	11.7
Consumer Discretionary	11.7	(2.4)	9.3
Materials	3.9	(0.0)	3.9
Telecommunication Services	3.7	(0.0)	3.7
Utilities	5.9	(3.1)	2.8
Market Sectors as of May 31, 2009
As a % of fund's net assets	Long	Short	Net
Information Technology	26.2	(8.2)	18.0
Financials	17.6	(2.5)	15.1
Health Care	16.4	(2.3)	14.1
Energy	14.1	(0.8)	13.3
Consumer Staples	12.3	(0.0)	12.3
Consumer Discretionary	15.7	(6.4)	9.3
Utilities	6.4	(1.3)	5.1
Telecommunication Services	5.4	(0.9)	4.5
Industrials	7.9	(4.6)	3.3
Materials	3.8	(1.3)	2.5
Equity Exposure (% of fund's net assets)
As of November 30, 2009		As of May 31, 2009
Long equity positions* 126.2%		Long equity positions* 127.2%
Short equity positions (25.7)%		Short equity positions (28.3)%
Net equity positions 100.5%		Net equity positions 98.9%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

LONG STOCK POSITIONS (b) - 126.2%
	Shares	Value
COMMON STOCKS - 126.2%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.2%
Autoliv, Inc.	4,300	$ 174,623
TRW Automotive Holdings Corp. (a)	8,500	184,960
		359,583
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	10,300	191,271
Household Durables - 0.4%
Whirlpool Corp.	1,600	118,656
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	3,700	502,867
Media - 2.1%
Viacom, Inc. Class B (non-vtg.) (a)	15,400	456,456
Virgin Media, Inc.	11,300	185,998
		642,454
Specialty Retail - 1.9%
Aeropostale, Inc. (a)	3,500	110,250
Genesco, Inc. (a)	6,500	169,910
TJX Companies, Inc.	7,700	295,526
		575,686
Textiles, Apparel & Luxury Goods - 3.8%
G-III Apparel Group Ltd. (a)	9,000	152,730
Hanesbrands, Inc. (a)	15,600	374,556
Phillips-Van Heusen Corp.	8,200	328,000
Polo Ralph Lauren Corp. Class A	3,800	292,030
		1,147,316
TOTAL CONSUMER DISCRETIONARY		3,537,833
CONSUMER STAPLES - 13.1%
Beverages - 7.6%
Anheuser-Busch InBev SA NV	16,965	846,664
Coca-Cola Enterprises, Inc.	38,000	746,700
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,600	420,906
Dr Pepper Snapple Group, Inc.	11,300	295,947
		2,310,217
Food Products - 3.0%
Bunge Ltd.	6,200	383,780
Chiquita Brands International, Inc. (a)	4,600	78,154
LONG STOCK POSITIONS (b) - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc. (a)	7,000	$ 152,110
Tyson Foods, Inc. Class A	25,700	308,914
		922,958
Household Products - 1.1%
Kimberly-Clark Corp.	4,900	323,253
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	3,400	159,222
NBTY, Inc. (a)	500	20,070
Nu Skin Enterprises, Inc. Class A	8,600	230,308
		409,600
TOTAL CONSUMER STAPLES		3,966,028
ENERGY - 12.6%
Energy Equipment & Services - 4.1%
National Oilwell Varco, Inc.	8,400	361,368
Noble Corp.	21,000	867,510
		1,228,878
Oil, Gas & Consumable Fuels - 8.5%
Alpha Natural Resources, Inc. (a)	1,900	70,300
Berry Petroleum Co. Class A	3,400	92,922
Chesapeake Energy Corp.	11,900	284,648
Chevron Corp.	15,200	1,186,208
Marathon Oil Corp.	29,100	949,242
		2,583,320
TOTAL ENERGY		3,812,198
FINANCIALS - 22.1%
Capital Markets - 7.1%
BlackRock, Inc. Class A	3,000	681,240
Goldman Sachs Group, Inc.	3,600	610,776
Jefferies Group, Inc. (a)	10,900	255,605
Morgan Stanley	19,000	600,020
		2,147,641
Consumer Finance - 3.8%
American Express Co.	27,600	1,154,508
LONG STOCK POSITIONS (b) - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 7.5%
Bank of America Corp.	83,600	$ 1,325,060
JPMorgan Chase & Co.	22,100	939,029
		2,264,089
Insurance - 3.2%
Conseco, Inc. (a)	29,500	141,305
Eastern Insurance Holdings, Inc.	20,400	158,508
Endurance Specialty Holdings Ltd.	4,300	160,777
FBL Financial Group, Inc. Class A	7,100	125,173
Genworth Financial, Inc. Class A (a)	19,700	212,169
XL Capital Ltd. Class A	9,400	172,114
		970,046
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp.	16,300	164,956
TOTAL FINANCIALS		6,701,240
HEALTH CARE - 18.0%
Health Care Equipment & Supplies - 3.1%
Beckman Coulter, Inc.	2,200	142,912
ev3, Inc. (a)	24,200	307,340
Hospira, Inc. (a)	8,200	384,990
Zimmer Holdings, Inc. (a)	1,700	100,589
		935,831
Health Care Providers & Services - 6.7%
CIGNA Corp.	10,500	336,840
Community Health Systems, Inc. (a)	6,200	189,162
Health Management Associates, Inc. Class A (a)	30,300	185,739
Humana, Inc. (a)	19,400	805,294
Tenet Healthcare Corp. (a)	75,200	342,160
Universal Health Services, Inc. Class B	2,700	150,903
		2,010,098
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc. (a)	9,800	462,854
Pharmaceuticals - 6.7%
King Pharmaceuticals, Inc. (a)	64,800	766,584
Mylan, Inc. (a)	10,700	191,209
LONG STOCK POSITIONS (b) - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	25,600	$ 465,152
Sanofi-Aventis	8,074	610,625
		2,033,570
TOTAL HEALTH CARE		5,442,353
INDUSTRIALS - 14.2%
Aerospace & Defense - 0.2%
LMI Aerospace, Inc. (a)	6,800	72,420
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)	18,900	118,125
Building Products - 0.8%
Armstrong World Industries, Inc. (a)	2,000	82,860
Masco Corp.	5,400	73,332
Owens Corning (a)	3,600	85,068
		241,260
Commercial Services & Supplies - 0.9%
ATC Technology Corp. (a)	3,500	77,070
R.R. Donnelley & Sons Co.	9,400	193,452
		270,522
Electrical Equipment - 1.6%
A.O. Smith Corp.	4,000	167,680
Thomas & Betts Corp. (a)	8,300	302,950
		470,630
Industrial Conglomerates - 3.8%
General Electric Co.	19,600	313,992
Tyco International Ltd.	23,600	846,532
		1,160,524
Machinery - 4.3%
Crane Co.	6,900	192,855
Ingersoll-Rand Co. Ltd.	10,700	378,459
Navistar International Corp. (a)	7,800	257,478
Oshkosh Co.	10,200	405,246
Timken Co.	3,300	81,411
		1,315,449
LONG STOCK POSITIONS (b) - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.2%
CSX Corp.	13,900	$ 659,972
TOTAL INDUSTRIALS		4,308,902
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	19,700	460,980
CommScope, Inc. (a)	4,800	120,624
NETGEAR, Inc. (a)	7,900	156,815
Plantronics, Inc.	6,100	141,215
		879,634
Computers & Peripherals - 9.0%
Hewlett-Packard Co.	25,900	1,270,654
International Business Machines Corp.	4,900	619,115
QLogic Corp. (a)	200	3,588
SanDisk Corp. (a)	6,900	136,068
Seagate Technology	9,900	149,787
Western Digital Corp. (a)	14,200	523,128
		2,702,340
Electronic Equipment & Components - 2.6%
Flextronics International Ltd. (a)	38,000	268,660
Jabil Circuit, Inc.	21,000	279,510
SYNNEX Corp. (a)	2,700	76,437
Tyco Electronics Ltd.	7,100	164,791
		789,398
Office Electronics - 0.5%
Xerox Corp.	20,600	158,620
Semiconductors & Semiconductor Equipment - 1.2%
Fairchild Semiconductor International, Inc. (a)	9,600	77,760
Micron Technology, Inc. (a)	37,800	284,256
		362,016
Software - 4.8%
Microsoft Corp.	21,400	629,374
Sybase, Inc. (a)	9,100	366,184
Synopsys, Inc. (a)	20,600	462,882
		1,458,440
TOTAL INFORMATION TECHNOLOGY		6,350,448
LONG STOCK POSITIONS (b) - continued
	Shares	Value
MATERIALS - 3.9%
Chemicals - 0.3%
Ashland, Inc.	2,000	$ 71,860
Containers & Packaging - 3.1%
Owens-Illinois, Inc. (a)	9,400	293,938
Rock-Tenn Co. Class A	6,800	307,156
Temple-Inland, Inc.	18,600	334,614
		935,708
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,900	157,320
TOTAL MATERIALS		1,164,888
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	87,500	319,375
Wireless Telecommunication Services - 2.6%
Sprint Nextel Corp. (a)	87,600	324,996
Vodafone Group PLC sponsored ADR	20,500	465,145
		790,141
TOTAL TELECOMMUNICATION SERVICES		1,109,516
UTILITIES - 5.9%
Gas Utilities - 0.3%
Questar Corp.	1,900	75,373
Independent Power Producers & Energy Traders - 4.9%
AES Corp.	33,700	429,338
Constellation Energy Group, Inc.	14,700	467,754
NRG Energy, Inc. (a)	24,900	596,106
		1,493,198
LONG STOCK POSITIONS (b) - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.7%
CMS Energy Corp.	10,900	$ 155,216
PG&E Corp.	1,300	55,042
		210,258
TOTAL UTILITIES		1,778,829
TOTAL COMMON STOCKS (Cost $35,387,792)		38,172,235
TOTAL LONG STOCK POSITIONS - 126.2% (Cost $35,387,792)		38,172,235
TOTAL INVESTMENT PORTFOLIO - 126.2% (Cost $35,387,792)		38,172,235
TOTAL SECURITIES SOLD SHORT - (25.7)% (Proceeds $7,291,325)		(7,771,322)
NET OTHER ASSETS - (0.5)%		(147,555)
NET ASSETS - 100%		$ 30,253,358
SHORT STOCK POSITIONS - (25.7)%
COMMON STOCKS - (25.7)%
CONSUMER DISCRETIONARY - (2.4)%
Distributors - (0.5)%
Genuine Parts Co.	(4,200)	(150,486)
Hotels, Restaurants & Leisure - (0.6)%
Pinnacle Entertainment, Inc.	(17,400)	(183,918)
Household Durables - (0.4)%
Pulte Homes, Inc.	(15,000)	(137,100)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - (0.9)%
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(28,900)	$ (268,770)
TOTAL CONSUMER DISCRETIONARY		(740,274)
ENERGY - (0.5)%
Oil, Gas & Consumable Fuels - (0.5)%
General Maritime Corp.	(21,500)	(152,005)
FINANCIALS - (7.3)%
Commercial Banks - (2.3)%
First Horizon National Corp.	(17,100)	(231,705)
Marshall & Ilsley Corp.	(39,200)	(225,400)
TCF Financial Corp.	(16,800)	(220,752)
		(677,857)
Insurance - (0.6)%
Marsh & McLennan Companies, Inc.	(8,500)	(191,675)
Real Estate Investment Trusts - (4.4)%
AvalonBay Communities, Inc.	(3,200)	(231,168)
Boston Properties, Inc.	(4,600)	(308,108)
Inland Real Estate Corp.	(25,200)	(197,820)
Public Storage	(2,000)	(159,160)
UDR, Inc.	(14,800)	(221,556)
Weingarten Realty Investors (SBI)	(11,000)	(213,510)
		(1,331,322)
TOTAL FINANCIALS		(2,200,854)
HEALTH CARE - (5.8)%
Biotechnology - (0.8)%
ONYX Pharmaceuticals, Inc.	(8,300)	(237,463)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - (1.9)%
Gen-Probe, Inc.	(7,100)	$ (295,999)
Masimo Corp.	(10,500)	(276,780)
		(572,779)
Health Care Providers & Services - (0.7)%
AMERIGROUP Corp.	(9,500)	(225,245)
Health Care Technology - (2.4)%
athenahealth, Inc.	(5,500)	(230,450)
Eclipsys Corp.	(15,000)	(275,100)
Quality Systems, Inc.	(3,500)	(208,215)
		(713,765)
TOTAL HEALTH CARE		(1,749,252)
INDUSTRIALS - (2.5)%
Airlines - (0.7)%
AMR Corp.	(35,800)	(216,232)
Building Products - (0.5)%
Simpson Manufacturing Co. Ltd.	(6,100)	(151,646)
Machinery - (0.5)%
Gorman-Rupp Co.	(5,900)	(146,910)
Trading Companies & Distributors - (0.8)%
Applied Industrial Technologies, Inc.	(12,000)	(249,000)
TOTAL INDUSTRIALS		(763,788)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - (4.1)%
Communications Equipment - (0.7)%
Research In Motion Ltd.	(3,900)	$ (225,771)
Electronic Equipment & Components - (1.9)%
Cogent, Inc.	(29,300)	(249,929)
FARO Technologies, Inc.	(15,900)	(310,209)
		(560,138)
IT Services - (1.0)%
Paychex, Inc.	(9,200)	(288,420)
Semiconductors & Semiconductor Equipment - (0.5)%
Supertex, Inc.	(6,500)	(155,480)
TOTAL INFORMATION TECHNOLOGY		(1,229,809)
UTILITIES - (3.1)%
Electric Utilities - (2.1)%
Allete, Inc.	(4,800)	(160,512)
Northeast Utilities	(6,700)	(161,537)
Pepco Holdings, Inc.	(18,500)	(301,550)
		(623,599)
Multi-Utilities - (1.0)%
Ameren Corp.	(5,900)	(153,341)
SCANA Corp.	(4,500)	(158,400)
		(311,741)
TOTAL UTILITIES		(935,340)
TOTAL SHORT STOCK POSITIONS - (25.7)%
(Proceeds $7,291,325)		$ (7,771,322)
Legend
(a) Non-income producing
(b) A portion of the securities, totaling $24,989,476, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,508
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,537,833	$ 3,537,833	$ -	$ -
Consumer Staples	3,966,028	3,966,028	-	-
Energy	3,812,198	3,812,198	-	-
Financials	6,701,240	6,701,240	-	-
Health Care	5,442,353	4,831,728	610,625	-
Industrials	4,308,902	4,308,902	-	-
Information Technology	6,350,448	6,350,448	-	-
Materials	1,164,888	1,164,888	-	-
Telecommunication Services	1,109,516	1,109,516	-	-
Utilities	1,778,829	1,778,829	-	-
Short Positions	(7,771,322)	(7,771,322)	-	-
Total Investments in Securities:	$ 30,400,913	$ 29,790,288	$ 610,625	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.6%
Switzerland	6.2%
Belgium	2.8%
France	2.0%
Bermuda	1.8%
United Kingdom	1.5%
Ireland	1.2%
Cayman Islands	1.0%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $72,713,109, of which $17,916,620 will expire in 2016 and $54,796,489 will expire in 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $35,387,792)		$ 38,172,235
Receivable for investments sold		418,906
Receivable for fund shares sold		23,504
Dividends receivable		81,080
Distributions receivable from Fidelity Central Funds		100
Prepaid expenses		169
Total assets		38,695,994

Liabilities
Payable to custodian bank	$ 118,402
Payable for investments purchased	399,433
Securities sold short at value (proceeds $7,291,325)	7,771,322
Dividend expense payable on securities sold short	7,537
Payable for fund shares redeemed	60,217
Accrued management fee	14,702
Distribution fees payable	2,096
Other affiliated payables	9,686
Other payables and accrued expenses	59,241
Total liabilities		8,442,636

Net Assets		$ 30,253,358
Net Assets consist of:
Paid in capital		$ 100,757,752
Undistributed net investment income		218,883
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,027,723)
Net unrealized appreciation (depreciation) on investments		2,304,446
Net Assets		$ 30,253,358

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,898,220 ÷ 293,141 shares)	$ 6.48

Maximum offering price per share (100/94.25 of $6.48)	$ 6.88
Class T: Net Asset Value and redemption price per share ($972,559 ÷ 150,394 shares)	$ 6.47

Maximum offering price per share (100/96.50 of $6.47)	$ 6.70
Class B: Net Asset Value and offering price per share ($593,023 ÷ 92,298 shares)A	$ 6.43

Class C: Net Asset Value and offering price per share ($867,076 ÷ 134,993 shares)A	$ 6.42

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($21,849,861 ÷ 3,363,630 shares)	$ 6.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,072,619 ÷ 626,273 shares)	$ 6.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2009
Investment Income
Dividends		$ 1,738,053
Interest		1,001
Income from Fidelity Central Funds		13,508
Total income		1,752,562

Expenses
Management fee Basic fee	$ 578,572
Performance adjustment	(125,873)
Transfer agent fees	177,132
Distribution fees	37,884
Accounting fees and expenses	32,914
Custodian fees and expenses	37,325
Independent trustees' compensation	559
Registration fees	99,828
Audit	63,588
Legal	5,489
Interest	142,121
Dividend expenses for securities sold short	284,627
Miscellaneous	1,709
Total expenses before reductions	1,335,875
Expense reductions	(27,054)	1,308,821
Net investment income (loss)		443,741
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,576,431)
Foreign currency transactions	13,856
Futures contracts	396,944
Securities Sold Short	(9,965,445)
Total net realized gain (loss)		(41,131,076)
Change in net unrealized appreciation (depreciation) on: Investment securities	32,037,213
Assets and liabilities in foreign currencies	(3,790)
Futures contracts	(279,180)
Total change in net unrealized appreciation (depreciation)		31,754,243
Net gain (loss)		(9,376,833)
Net increase (decrease) in net assets resulting from operations		$ (8,933,092)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2009	For the period March 31, 2008 (commencement of operations) to November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 443,741	$ 157,675
Net realized gain (loss)	(41,131,076)	(31,673,641)
Change in net unrealized appreciation (depreciation)	31,754,243	(29,449,797)
Net increase (decrease) in net assets resulting from operations	(8,933,092)	(60,965,763)
Distributions to shareholders from net investment income	(611,342)	-
Share transactions - net increase (decrease)	(76,666,868)	177,430,423
Total increase (decrease) in net assets	(86,211,302)	116,464,660

Net Assets
Beginning of period	116,464,660	-
End of period (including undistributed net investment income of $218,883 and undistributed net investment income of $334,409, respectively)	$ 30,253,358	$ 116,464,660

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Cash Flows

Year ended November 30, 2009
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (8,933,092)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	6,168,348
Change in receivable for fund shares sold	67,961
Change in dividends receivable and distributions receivable from Fidelity Central Funds	447,465
Change in prepaid expenses	28,816
Change in receivable for daily variation on futures contracts	60,501
Change in receivable from investment advisor for expense reductions	19
Change in payable for investments purchased	(8,534,031)
Change in dividend expense payable on securities sold short	(29,413)
Change in payable for fund shares redeemed	(35,391)
Change in other payables and accrued expenses	(166,567)
Purchases of long term investments	(202,094,313)
Proceeds from sale of long term investments	314,690,743
Purchase of and proceeds from short term investments-net	11,407,329
Net cash from return of capital distributions	56,241
Purchases of covers for securities sold short	(138,503,051)
Proceeds from securities sold short	92,915,402
Net realized loss on investments, foreign currency transactions and securities sold short	41,528,020
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(32,033,423)
Net cash provided by operating activities	77,041,564

Cash flows from financing activities:
Proceeds from sales of shares	20,944,987
Distributions to shareholders net of reinvestments	(20,554)
Cost of shares redeemed	(98,202,643)
Change in accrued broker fees on securities borrowed	(16,498)
Change in payable to custodian bank	118,402
Net cash used in financing activities	(77,176,306)

Net decrease in cash and cash equivalents	(134,742)
Cash and foreign currency, beginning of period	134,742
Cash and foreign currency, end of period	$ (-)
(Cash paid during the period for interest $158,619)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	- K
Net realized and unrealized gain (loss)	.10 H	(3.62)
Total from investment operations	.13	(3.62)
Distributions from net investment income	(.03)	-
Net asset value, end of period	$ 6.48	$ 6.38
Total Return B,C,D	2.04%	(36.20)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.26%	2.63% A
Expenses net of fee waivers, if any	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.53%	1.55% A
Net investment income (loss)	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,898	$ 7,648
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	.10 H	(3.62)
Total from investment operations	.11	(3.63)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 6.47	$ 6.37
Total Return B,C,D	1.75%	(36.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.43%	2.96% A
Expenses net of fee waivers, if any	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.77%	1.80% A
Net investment income (loss)	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 1,703
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)
Net realized and unrealized gain (loss)	.10 H	(3.61)
Total from investment operations	.08	(3.65)
Net asset value, end of period	$ 6.43	$ 6.35
Total Return B,C,D	1.26%	(36.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.92%	3.45% A
Expenses net of fee waivers, if any	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.25%	2.30% A
Net investment income (loss)	(.26) %	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 593	$ 912
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)
Net realized and unrealized gain (loss)	.09 H	(3.61)
Total from investment operations	.07	(3.65)
Net asset value, end of period	$ 6.42	$ 6.35
Total Return B,C,D	1.10%	(36.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.96%	3.43% A
Expenses net of fee waivers, if any	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.28%	2.30% A
Net investment income (loss)	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 867	$ 1,925
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - 130/30 Large Cap

Years ended November 30,

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.02
Net realized and unrealized gain (loss)	.10 G	(3.62)
Total from investment operations	.14	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 6.50	$ 6.40
Total Return B,C	2.15%	(36.00)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.96%	2.32% A
Expenses net of fee waivers, if any	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.28%	1.30% A
Net investment income (loss)	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,850	$ 101,323
Portfolio turnover rate F	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.02
Net realized and unrealized gain (loss)	.09 G	(3.62)
Total from investment operations	.14	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 6.50	$ 6.40
Total Return B,C	2.15%	(36.00)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.79%	2.39% A
Expenses net of fee waivers, if any	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.12%	1.30% A
Net investment income (loss)	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,073	$ 2,954
Portfolio turnover rate F	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 22, 2010, have been

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3. Significant Accounting Policies - continued

evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is

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Income Tax Information and Distributions to Shareholders - continued

subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, certain payments in-lieu of dividends on short sales, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,357,404
Gross unrealized depreciation	(1,928,209)
Net unrealized appreciation (depreciation)	$ 2,429,195
Tax Cost	$ 35,743,040

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 259,516
Capital loss carryforward	$ (72,713,109)
Net unrealized appreciation (depreciation)	$ 1,949,198

The tax character of distributions paid was as follows:

November 30, 2009
Ordinary Income	$ 611,342

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4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund

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is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

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5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 396,944	$ (279,180)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 396,944	$ (279,180)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $396,944 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(279,180) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $202,094,313 and $314,690,743, respectively. Securities sold short and purchases to cover securities sold short aggregated $92,915,402 and $138,503,051.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, 130/30 Large Cap, as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annual management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 10,718	$ 1,899
Class T	.25%	.25%	6,496	1,785
Class B	.75%	.25%	7,317	6,538
Class C	.75%	.25%	13,353	8,383
			$ 37,884	$ 18,605

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,630
Class T	438
Class B*	2,310
Class C*	1,207
$ 7,585

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 13,989.33
Class T	4,375.34
Class B	2,408.33
Class C	4,472.34
130/30 Large Cap	144,564.26
Institutional Class	7,324.26
	$ 177,132

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,807 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $324 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,579,500. The weighted average interest rate was .76%. The interest expense amounted to $814 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

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Notes to Financial Statements - continued

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.55%	$ 2,568
Class C	2.30%	163
130/30 Large Cap	1.30%	6,403
		$ 9,134

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,178 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $742.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Class A	$ 33,461	$ -
Class T	2,858	-
130/30 Large Cap	559,488	-
Institutional Class	15,535	-
Total	$ 611,342	$ -

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12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009	2008A	2009	2008A
Class A
Shares sold	188,721	1,400,487	$ 1,117,237	$ 12,151,154
Reinvestment of distributions	5,125	-	32,085	-
Shares redeemed	(1,098,512)	(202,680)	(6,390,716)	(1,497,727)
Net increase (decrease)	(904,666)	1,197,807	$ (5,241,394)	$ 10,653,427
Class T
Shares sold	40,360	310,051	$ 237,954	$ 3,065,770
Reinvestment of distributions	444	-	2,782	-
Shares redeemed	(157,598)	(42,863)	(934,157)	(360,315)
Net increase (decrease)	(116,794)	267,188	$ (693,421)	$ 2,705,455
Class B
Shares sold	17,449	152,239	$ 99,864	$ 1,502,008
Shares redeemed	(68,793)	(8,597)	(408,050)	(69,840)
Net increase (decrease)	(51,344)	143,642	$ (308,186)	$ 1,432,168
Class C
Shares sold	43,430	358,920	$ 257,056	$ 3,533,321
Shares redeemed	(211,507)	(55,850)	(1,238,444)	(422,901)
Net increase (decrease)	(168,077)	303,070	$ (981,388)	$ 3,110,420
130/30 Large Cap
Shares sold	2,815,615	20,530,530	$ 16,837,425	$ 193,749,725
Reinvestment of distributions	86,343	-	540,509	-
Shares redeemed	(15,379,765)	(4,689,093)	(87,854,097)	(39,231,726)
Net increase (decrease)	(12,477,807)	15,841,437	$ (70,476,163)	$ 154,517,999
Institutional Class
Shares sold	394,716	601,490	$ 2,395,451	$ 6,019,515
Reinvestment of distributions	2,462	-	15,412	-
Shares redeemed	(232,773)	(139,622)	(1,377,179)	(1,008,561)
Net increase (decrease)	164,405	461,868	$ 1,033,684	$ 5,010,954

A For the period March 31, 2008 (commencement of operations) to November 30, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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13. Other - continued

At the end of the period, Fidelity Dynamic Strategies Fund was the owner of record of approximately 13% of the total outstanding shares of the fund.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity 130/30 Large Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity 130/30 Large Cap Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated, the cash flows for the year then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity 130/30 Large Cap Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 22, 2010

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Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity 130/30 Large Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
130/30 Large Cap	12/21/09	12/18/09	$0.053	$0.01

130/30 Large Cap designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

130/30 Large Cap designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 130/30 Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and, if a meaningful peer group exists, a peer group of mutual funds.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 58% means that 42% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity 130/30 Large Cap Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for the period. The Board noted that the fund's management fee rate is higher than the median fee rate of a broad group of funds with similar Lipper investment objective categories and comparable management fee characteristics, but lower than the median fee rate of funds that follow similar strategies. The Board also noted FMR's assertion that managing a fund with both long and short positions requires more resources than traditional long-only funds, warranting a higher management fee than traditional long-only domestic growth funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that the fund's management fee includes a performance adjustment component (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index). The performance adjustment took effect on March 1, 2009, after the period shown in the chart above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for the period. The Board considered that the fund's investment strategy involves certain operating costs that contribute to the projected total operating expenses of each class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FLC-UANN-0110
1.859192.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

130/30 Large Cap

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity ® 130/30
Large Cap Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	-3.83%	-25.40%
Class T (incl. 3.50% sales charge)	-1.81%	-24.54%
Class B (incl. contingent deferred sales charge)B	-3.74%	-25.13%
Class C (incl. contingent deferred sales charge)C	0.10%	-23.35%

A From March 31, 2008.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor 130/30 Large Cap Fund - Class A on March 31, 2008, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM (S&P 500®) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor 130/30 Large Cap Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 2.04%, 1.75%, 1.26% and 1.10%, respectively (excluding sales charges), badly trailing the S&P 500 index. Stock selection in financials, information technology, consumer discretionary, health care, materials and utilities hurt. The market's March rebound cost the fund, as I had shorted the stocks of companies that I considered to be overvalued, of poor quality and risky, many of which rallied sharply, including fund holdings Fifth Third Bancorp, boosted by government support for financial firms, and Century Aluminum, aided by economic stimulus. Elsewhere, credit-card issuer Capital One Financial was hurt by rising card delinquencies. Investment bank Goldman Sachs was volatile; the fund caught its fall but missed its subsequent rise. I shorted semiconductor firm Rubicon Technology, which responded well to the early economic recovery. An overweighting in utility firm AES hurt results as credit markets dried up and investors expected power demand and prices to fall. On the plus side, Western Union profited from an increase in global cash transfers. Bank of America did well, as financial stocks rebounded from beaten-down positions. Industrial conglomerate Tyco International was boosted by the economic rebound. Brewing giant Anheuser-Busch InBev cut costs and performed well. I sold some of these stocks prior to period end.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor 130/30 Large Cap Fund: For the year, the fund's Institutional Class shares gained 2.15%, badly trailing the S&P 500 index. Stock selection in financials, information technology, consumer discretionary, health care, materials and utilities hurt. The market's March rebound cost the fund, as I had shorted the stocks of companies that I considered to be overvalued, of poor quality and risky, many of which rallied sharply, including fund holdings Fifth Third Bancorp, boosted by government support for financial firms, and Century Aluminum, aided by economic stimulus. Elsewhere, credit-card issuer Capital One Financial was hurt by rising card delinquencies. Investment bank Goldman Sachs was volatile; the fund caught its fall but missed its subsequent rise. I shorted semiconductor firm Rubicon Technology, which responded well to the early economic recovery. An overweighting in utility firm AES hurt results as credit markets dried up and investors expected power demand and prices to fall. On the plus side, Western Union profited from an increase in global cash transfers. Bank of America did well, as financial stocks rebounded from beaten-down positions. Industrial conglomerate Tyco International was boosted by the economic rebound. Brewing giant Anheuser-Busch InBev cut costs and performed well. I sold some of these stocks prior to period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Class A	2.14%
Actual		$ 1,000.00	$ 1,132.90	$ 11.44
HypotheticalA		$ 1,000.00	$ 1,014.34	$ 10.81
Class T	2.39%
Actual		$ 1,000.00	$ 1,133.10	$ 12.78
HypotheticalA		$ 1,000.00	$ 1,013.09	$ 12.06
Class B	2.86%
Actual		$ 1,000.00	$ 1,130.10	$ 15.27
HypotheticalA		$ 1,000.00	$ 1,010.73	$ 14.42
Class C	2.89%
Actual		$ 1,000.00	$ 1,128.30	$ 15.42
HypotheticalA		$ 1,000.00	$ 1,010.58	$ 14.57
130/30 Large Cap	1.89%
Actual		$ 1,000.00	$ 1,134.40	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.59	$ 9.55
Institutional Class	1.67%
Actual		$ 1,000.00	$ 1,134.40	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	4.4	1.1
Hewlett-Packard Co.	4.2	3.8
Chevron Corp.	3.9	0.0
American Express Co.	3.8	0.0
Marathon Oil Corp.	3.1	3.2
JPMorgan Chase & Co.	3.1	4.1
Noble Corp.	2.9	1.3
Anheuser-Busch InBev SA NV	2.8	0.0
Tyco International Ltd.	2.8	1.2
Humana, Inc.	2.7	0.4
	33.7
Top Ten Short Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
FARO Technologies, Inc.	(1.0)	(0.5)
Boston Properties, Inc.	(1.0)	(0.0)
Pepco Holdings, Inc.	(1.0)	(0.8)
Gen-Probe, Inc.	(1.0)	(0.0)
Paychex, Inc.	(1.0)	(0.0)
Masimo Corp.	(0.9)	(0.0)
Eclipsys Corp.	(0.9)	(0.8)
Kenneth Cole Productions, Inc. Class A (sub.-vtg.)	(0.9)	(0.4)
Cogent, Inc.	(0.8)	(0.0)
Applied Industrial Technologies, Inc.	(0.8)	(0.5)
	(9.3)
Market Sectors as of November 30, 2009
As a % of fund's net assets	Long	Short	Net
Information Technology	21.0	(4.1)	16.9
Financials	22.1	(7.3)	14.8
Consumer Staples	13.1	(0.0)	13.1
Health Care	18.0	(5.8)	12.2
Energy	12.6	(0.5)	12.1
Industrials	14.2	(2.5)	11.7
Consumer Discretionary	11.7	(2.4)	9.3
Materials	3.9	(0.0)	3.9
Telecommunication Services	3.7	(0.0)	3.7
Utilities	5.9	(3.1)	2.8
Market Sectors as of May 31, 2009
As a % of fund's net assets	Long	Short	Net
Information Technology	26.2	(8.2)	18.0
Financials	17.6	(2.5)	15.1
Health Care	16.4	(2.3)	14.1
Energy	14.1	(0.8)	13.3
Consumer Staples	12.3	(0.0)	12.3
Consumer Discretionary	15.7	(6.4)	9.3
Utilities	6.4	(1.3)	5.1
Telecommunication Services	5.4	(0.9)	4.5
Industrials	7.9	(4.6)	3.3
Materials	3.8	(1.3)	2.5
Equity Exposure (% of fund's net assets)
As of November 30, 2009		As of May 31, 2009
Long equity positions* 126.2%		Long equity positions* 127.2%
Short equity positions (25.7)%		Short equity positions (28.3)%
Net equity positions 100.5%		Net equity positions 98.9%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

LONG STOCK POSITIONS (b) - 126.2%
	Shares	Value
COMMON STOCKS - 126.2%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.2%
Autoliv, Inc.	4,300	$ 174,623
TRW Automotive Holdings Corp. (a)	8,500	184,960
		359,583
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	10,300	191,271
Household Durables - 0.4%
Whirlpool Corp.	1,600	118,656
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	3,700	502,867
Media - 2.1%
Viacom, Inc. Class B (non-vtg.) (a)	15,400	456,456
Virgin Media, Inc.	11,300	185,998
		642,454
Specialty Retail - 1.9%
Aeropostale, Inc. (a)	3,500	110,250
Genesco, Inc. (a)	6,500	169,910
TJX Companies, Inc.	7,700	295,526
		575,686
Textiles, Apparel & Luxury Goods - 3.8%
G-III Apparel Group Ltd. (a)	9,000	152,730
Hanesbrands, Inc. (a)	15,600	374,556
Phillips-Van Heusen Corp.	8,200	328,000
Polo Ralph Lauren Corp. Class A	3,800	292,030
		1,147,316
TOTAL CONSUMER DISCRETIONARY		3,537,833
CONSUMER STAPLES - 13.1%
Beverages - 7.6%
Anheuser-Busch InBev SA NV	16,965	846,664
Coca-Cola Enterprises, Inc.	38,000	746,700
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,600	420,906
Dr Pepper Snapple Group, Inc.	11,300	295,947
		2,310,217
Food Products - 3.0%
Bunge Ltd.	6,200	383,780
Chiquita Brands International, Inc. (a)	4,600	78,154
LONG STOCK POSITIONS (b) - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc. (a)	7,000	$ 152,110
Tyson Foods, Inc. Class A	25,700	308,914
		922,958
Household Products - 1.1%
Kimberly-Clark Corp.	4,900	323,253
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	3,400	159,222
NBTY, Inc. (a)	500	20,070
Nu Skin Enterprises, Inc. Class A	8,600	230,308
		409,600
TOTAL CONSUMER STAPLES		3,966,028
ENERGY - 12.6%
Energy Equipment & Services - 4.1%
National Oilwell Varco, Inc.	8,400	361,368
Noble Corp.	21,000	867,510
		1,228,878
Oil, Gas & Consumable Fuels - 8.5%
Alpha Natural Resources, Inc. (a)	1,900	70,300
Berry Petroleum Co. Class A	3,400	92,922
Chesapeake Energy Corp.	11,900	284,648
Chevron Corp.	15,200	1,186,208
Marathon Oil Corp.	29,100	949,242
		2,583,320
TOTAL ENERGY		3,812,198
FINANCIALS - 22.1%
Capital Markets - 7.1%
BlackRock, Inc. Class A	3,000	681,240
Goldman Sachs Group, Inc.	3,600	610,776
Jefferies Group, Inc. (a)	10,900	255,605
Morgan Stanley	19,000	600,020
		2,147,641
Consumer Finance - 3.8%
American Express Co.	27,600	1,154,508
LONG STOCK POSITIONS (b) - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 7.5%
Bank of America Corp.	83,600	$ 1,325,060
JPMorgan Chase & Co.	22,100	939,029
		2,264,089
Insurance - 3.2%
Conseco, Inc. (a)	29,500	141,305
Eastern Insurance Holdings, Inc.	20,400	158,508
Endurance Specialty Holdings Ltd.	4,300	160,777
FBL Financial Group, Inc. Class A	7,100	125,173
Genworth Financial, Inc. Class A (a)	19,700	212,169
XL Capital Ltd. Class A	9,400	172,114
		970,046
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp.	16,300	164,956
TOTAL FINANCIALS		6,701,240
HEALTH CARE - 18.0%
Health Care Equipment & Supplies - 3.1%
Beckman Coulter, Inc.	2,200	142,912
ev3, Inc. (a)	24,200	307,340
Hospira, Inc. (a)	8,200	384,990
Zimmer Holdings, Inc. (a)	1,700	100,589
		935,831
Health Care Providers & Services - 6.7%
CIGNA Corp.	10,500	336,840
Community Health Systems, Inc. (a)	6,200	189,162
Health Management Associates, Inc. Class A (a)	30,300	185,739
Humana, Inc. (a)	19,400	805,294
Tenet Healthcare Corp. (a)	75,200	342,160
Universal Health Services, Inc. Class B	2,700	150,903
		2,010,098
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc. (a)	9,800	462,854
Pharmaceuticals - 6.7%
King Pharmaceuticals, Inc. (a)	64,800	766,584
Mylan, Inc. (a)	10,700	191,209
LONG STOCK POSITIONS (b) - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	25,600	$ 465,152
Sanofi-Aventis	8,074	610,625
		2,033,570
TOTAL HEALTH CARE		5,442,353
INDUSTRIALS - 14.2%
Aerospace & Defense - 0.2%
LMI Aerospace, Inc. (a)	6,800	72,420
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)	18,900	118,125
Building Products - 0.8%
Armstrong World Industries, Inc. (a)	2,000	82,860
Masco Corp.	5,400	73,332
Owens Corning (a)	3,600	85,068
		241,260
Commercial Services & Supplies - 0.9%
ATC Technology Corp. (a)	3,500	77,070
R.R. Donnelley & Sons Co.	9,400	193,452
		270,522
Electrical Equipment - 1.6%
A.O. Smith Corp.	4,000	167,680
Thomas & Betts Corp. (a)	8,300	302,950
		470,630
Industrial Conglomerates - 3.8%
General Electric Co.	19,600	313,992
Tyco International Ltd.	23,600	846,532
		1,160,524
Machinery - 4.3%
Crane Co.	6,900	192,855
Ingersoll-Rand Co. Ltd.	10,700	378,459
Navistar International Corp. (a)	7,800	257,478
Oshkosh Co.	10,200	405,246
Timken Co.	3,300	81,411
		1,315,449
LONG STOCK POSITIONS (b) - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.2%
CSX Corp.	13,900	$ 659,972
TOTAL INDUSTRIALS		4,308,902
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	19,700	460,980
CommScope, Inc. (a)	4,800	120,624
NETGEAR, Inc. (a)	7,900	156,815
Plantronics, Inc.	6,100	141,215
		879,634
Computers & Peripherals - 9.0%
Hewlett-Packard Co.	25,900	1,270,654
International Business Machines Corp.	4,900	619,115
QLogic Corp. (a)	200	3,588
SanDisk Corp. (a)	6,900	136,068
Seagate Technology	9,900	149,787
Western Digital Corp. (a)	14,200	523,128
		2,702,340
Electronic Equipment & Components - 2.6%
Flextronics International Ltd. (a)	38,000	268,660
Jabil Circuit, Inc.	21,000	279,510
SYNNEX Corp. (a)	2,700	76,437
Tyco Electronics Ltd.	7,100	164,791
		789,398
Office Electronics - 0.5%
Xerox Corp.	20,600	158,620
Semiconductors & Semiconductor Equipment - 1.2%
Fairchild Semiconductor International, Inc. (a)	9,600	77,760
Micron Technology, Inc. (a)	37,800	284,256
		362,016
Software - 4.8%
Microsoft Corp.	21,400	629,374
Sybase, Inc. (a)	9,100	366,184
Synopsys, Inc. (a)	20,600	462,882
		1,458,440
TOTAL INFORMATION TECHNOLOGY		6,350,448
LONG STOCK POSITIONS (b) - continued
	Shares	Value
MATERIALS - 3.9%
Chemicals - 0.3%
Ashland, Inc.	2,000	$ 71,860
Containers & Packaging - 3.1%
Owens-Illinois, Inc. (a)	9,400	293,938
Rock-Tenn Co. Class A	6,800	307,156
Temple-Inland, Inc.	18,600	334,614
		935,708
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,900	157,320
TOTAL MATERIALS		1,164,888
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	87,500	319,375
Wireless Telecommunication Services - 2.6%
Sprint Nextel Corp. (a)	87,600	324,996
Vodafone Group PLC sponsored ADR	20,500	465,145
		790,141
TOTAL TELECOMMUNICATION SERVICES		1,109,516
UTILITIES - 5.9%
Gas Utilities - 0.3%
Questar Corp.	1,900	75,373
Independent Power Producers & Energy Traders - 4.9%
AES Corp.	33,700	429,338
Constellation Energy Group, Inc.	14,700	467,754
NRG Energy, Inc. (a)	24,900	596,106
		1,493,198
LONG STOCK POSITIONS (b) - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.7%
CMS Energy Corp.	10,900	$ 155,216
PG&E Corp.	1,300	55,042
		210,258
TOTAL UTILITIES		1,778,829
TOTAL COMMON STOCKS (Cost $35,387,792)		38,172,235
TOTAL LONG STOCK POSITIONS - 126.2% (Cost $35,387,792)		38,172,235
TOTAL INVESTMENT PORTFOLIO - 126.2% (Cost $35,387,792)		38,172,235
TOTAL SECURITIES SOLD SHORT - (25.7)% (Proceeds $7,291,325)		(7,771,322)
NET OTHER ASSETS - (0.5)%		(147,555)
NET ASSETS - 100%		$ 30,253,358
SHORT STOCK POSITIONS - (25.7)%
COMMON STOCKS - (25.7)%
CONSUMER DISCRETIONARY - (2.4)%
Distributors - (0.5)%
Genuine Parts Co.	(4,200)	(150,486)
Hotels, Restaurants & Leisure - (0.6)%
Pinnacle Entertainment, Inc.	(17,400)	(183,918)
Household Durables - (0.4)%
Pulte Homes, Inc.	(15,000)	(137,100)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - (0.9)%
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(28,900)	$ (268,770)
TOTAL CONSUMER DISCRETIONARY		(740,274)
ENERGY - (0.5)%
Oil, Gas & Consumable Fuels - (0.5)%
General Maritime Corp.	(21,500)	(152,005)
FINANCIALS - (7.3)%
Commercial Banks - (2.3)%
First Horizon National Corp.	(17,100)	(231,705)
Marshall & Ilsley Corp.	(39,200)	(225,400)
TCF Financial Corp.	(16,800)	(220,752)
		(677,857)
Insurance - (0.6)%
Marsh & McLennan Companies, Inc.	(8,500)	(191,675)
Real Estate Investment Trusts - (4.4)%
AvalonBay Communities, Inc.	(3,200)	(231,168)
Boston Properties, Inc.	(4,600)	(308,108)
Inland Real Estate Corp.	(25,200)	(197,820)
Public Storage	(2,000)	(159,160)
UDR, Inc.	(14,800)	(221,556)
Weingarten Realty Investors (SBI)	(11,000)	(213,510)
		(1,331,322)
TOTAL FINANCIALS		(2,200,854)
HEALTH CARE - (5.8)%
Biotechnology - (0.8)%
ONYX Pharmaceuticals, Inc.	(8,300)	(237,463)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - (1.9)%
Gen-Probe, Inc.	(7,100)	$ (295,999)
Masimo Corp.	(10,500)	(276,780)
		(572,779)
Health Care Providers & Services - (0.7)%
AMERIGROUP Corp.	(9,500)	(225,245)
Health Care Technology - (2.4)%
athenahealth, Inc.	(5,500)	(230,450)
Eclipsys Corp.	(15,000)	(275,100)
Quality Systems, Inc.	(3,500)	(208,215)
		(713,765)
TOTAL HEALTH CARE		(1,749,252)
INDUSTRIALS - (2.5)%
Airlines - (0.7)%
AMR Corp.	(35,800)	(216,232)
Building Products - (0.5)%
Simpson Manufacturing Co. Ltd.	(6,100)	(151,646)
Machinery - (0.5)%
Gorman-Rupp Co.	(5,900)	(146,910)
Trading Companies & Distributors - (0.8)%
Applied Industrial Technologies, Inc.	(12,000)	(249,000)
TOTAL INDUSTRIALS		(763,788)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - (4.1)%
Communications Equipment - (0.7)%
Research In Motion Ltd.	(3,900)	$ (225,771)
Electronic Equipment & Components - (1.9)%
Cogent, Inc.	(29,300)	(249,929)
FARO Technologies, Inc.	(15,900)	(310,209)
		(560,138)
IT Services - (1.0)%
Paychex, Inc.	(9,200)	(288,420)
Semiconductors & Semiconductor Equipment - (0.5)%
Supertex, Inc.	(6,500)	(155,480)
TOTAL INFORMATION TECHNOLOGY		(1,229,809)
UTILITIES - (3.1)%
Electric Utilities - (2.1)%
Allete, Inc.	(4,800)	(160,512)
Northeast Utilities	(6,700)	(161,537)
Pepco Holdings, Inc.	(18,500)	(301,550)
		(623,599)
Multi-Utilities - (1.0)%
Ameren Corp.	(5,900)	(153,341)
SCANA Corp.	(4,500)	(158,400)
		(311,741)
TOTAL UTILITIES		(935,340)
TOTAL SHORT STOCK POSITIONS - (25.7)%
(Proceeds $7,291,325)		$ (7,771,322)
Legend
(a) Non-income producing
(b) A portion of the securities, totaling $24,989,476, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,508
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,537,833	$ 3,537,833	$ -	$ -
Consumer Staples	3,966,028	3,966,028	-	-
Energy	3,812,198	3,812,198	-	-
Financials	6,701,240	6,701,240	-	-
Health Care	5,442,353	4,831,728	610,625	-
Industrials	4,308,902	4,308,902	-	-
Information Technology	6,350,448	6,350,448	-	-
Materials	1,164,888	1,164,888	-	-
Telecommunication Services	1,109,516	1,109,516	-	-
Utilities	1,778,829	1,778,829	-	-
Short Positions	(7,771,322)	(7,771,322)	-	-
Total Investments in Securities:	$ 30,400,913	$ 29,790,288	$ 610,625	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.6%
Switzerland	6.2%
Belgium	2.8%
France	2.0%
Bermuda	1.8%
United Kingdom	1.5%
Ireland	1.2%
Cayman Islands	1.0%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $72,713,109, of which $17,916,620 will expire in 2016 and $54,796,489 will expire in 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $35,387,792)		$ 38,172,235
Receivable for investments sold		418,906
Receivable for fund shares sold		23,504
Dividends receivable		81,080
Distributions receivable from Fidelity Central Funds		100
Prepaid expenses		169
Total assets		38,695,994

Liabilities
Payable to custodian bank	$ 118,402
Payable for investments purchased	399,433
Securities sold short at value (proceeds $7,291,325)	7,771,322
Dividend expense payable on securities sold short	7,537
Payable for fund shares redeemed	60,217
Accrued management fee	14,702
Distribution fees payable	2,096
Other affiliated payables	9,686
Other payables and accrued expenses	59,241
Total liabilities		8,442,636

Net Assets		$ 30,253,358
Net Assets consist of:
Paid in capital		$ 100,757,752
Undistributed net investment income		218,883
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,027,723)
Net unrealized appreciation (depreciation) on investments		2,304,446
Net Assets		$ 30,253,358

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,898,220 ÷ 293,141 shares)	$ 6.48

Maximum offering price per share (100/94.25 of $6.48)	$ 6.88
Class T: Net Asset Value and redemption price per share ($972,559 ÷ 150,394 shares)	$ 6.47

Maximum offering price per share (100/96.50 of $6.47)	$ 6.70
Class B: Net Asset Value and offering price per share ($593,023 ÷ 92,298 shares)A	$ 6.43

Class C: Net Asset Value and offering price per share ($867,076 ÷ 134,993 shares)A	$ 6.42

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($21,849,861 ÷ 3,363,630 shares)	$ 6.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,072,619 ÷ 626,273 shares)	$ 6.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2009
Investment Income
Dividends		$ 1,738,053
Interest		1,001
Income from Fidelity Central Funds		13,508
Total income		1,752,562

Expenses
Management fee Basic fee	$ 578,572
Performance adjustment	(125,873)
Transfer agent fees	177,132
Distribution fees	37,884
Accounting fees and expenses	32,914
Custodian fees and expenses	37,325
Independent trustees' compensation	559
Registration fees	99,828
Audit	63,588
Legal	5,489
Interest	142,121
Dividend expenses for securities sold short	284,627
Miscellaneous	1,709
Total expenses before reductions	1,335,875
Expense reductions	(27,054)	1,308,821
Net investment income (loss)		443,741
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,576,431)
Foreign currency transactions	13,856
Futures contracts	396,944
Securities Sold Short	(9,965,445)
Total net realized gain (loss)		(41,131,076)
Change in net unrealized appreciation (depreciation) on: Investment securities	32,037,213
Assets and liabilities in foreign currencies	(3,790)
Futures contracts	(279,180)
Total change in net unrealized appreciation (depreciation)		31,754,243
Net gain (loss)		(9,376,833)
Net increase (decrease) in net assets resulting from operations		$ (8,933,092)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2009	For the period March 31, 2008 (commencement of operations) to November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 443,741	$ 157,675
Net realized gain (loss)	(41,131,076)	(31,673,641)
Change in net unrealized appreciation (depreciation)	31,754,243	(29,449,797)
Net increase (decrease) in net assets resulting from operations	(8,933,092)	(60,965,763)
Distributions to shareholders from net investment income	(611,342)	-
Share transactions - net increase (decrease)	(76,666,868)	177,430,423
Total increase (decrease) in net assets	(86,211,302)	116,464,660

Net Assets
Beginning of period	116,464,660	-
End of period (including undistributed net investment income of $218,883 and undistributed net investment income of $334,409, respectively)	$ 30,253,358	$ 116,464,660

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Cash Flows

Year ended November 30, 2009
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (8,933,092)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	6,168,348
Change in receivable for fund shares sold	67,961
Change in dividends receivable and distributions receivable from Fidelity Central Funds	447,465
Change in prepaid expenses	28,816
Change in receivable for daily variation on futures contracts	60,501
Change in receivable from investment advisor for expense reductions	19
Change in payable for investments purchased	(8,534,031)
Change in dividend expense payable on securities sold short	(29,413)
Change in payable for fund shares redeemed	(35,391)
Change in other payables and accrued expenses	(166,567)
Purchases of long term investments	(202,094,313)
Proceeds from sale of long term investments	314,690,743
Purchase of and proceeds from short term investments-net	11,407,329
Net cash from return of capital distributions	56,241
Purchases of covers for securities sold short	(138,503,051)
Proceeds from securities sold short	92,915,402
Net realized loss on investments, foreign currency transactions and securities sold short	41,528,020
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(32,033,423)
Net cash provided by operating activities	77,041,564

Cash flows from financing activities:
Proceeds from sales of shares	20,944,987
Distributions to shareholders net of reinvestments	(20,554)
Cost of shares redeemed	(98,202,643)
Change in accrued broker fees on securities borrowed	(16,498)
Change in payable to custodian bank	118,402
Net cash used in financing activities	(77,176,306)

Net decrease in cash and cash equivalents	(134,742)
Cash and foreign currency, beginning of period	134,742
Cash and foreign currency, end of period	$ (-)
(Cash paid during the period for interest $158,619)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	- K
Net realized and unrealized gain (loss)	.10 H	(3.62)
Total from investment operations	.13	(3.62)
Distributions from net investment income	(.03)	-
Net asset value, end of period	$ 6.48	$ 6.38
Total Return B,C,D	2.04%	(36.20)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.26%	2.63% A
Expenses net of fee waivers, if any	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.53%	1.55% A
Net investment income (loss)	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,898	$ 7,648
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	.10 H	(3.62)
Total from investment operations	.11	(3.63)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 6.47	$ 6.37
Total Return B,C,D	1.75%	(36.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.43%	2.96% A
Expenses net of fee waivers, if any	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.77%	1.80% A
Net investment income (loss)	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 1,703
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)
Net realized and unrealized gain (loss)	.10 H	(3.61)
Total from investment operations	.08	(3.65)
Net asset value, end of period	$ 6.43	$ 6.35
Total Return B,C,D	1.26%	(36.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.92%	3.45% A
Expenses net of fee waivers, if any	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.25%	2.30% A
Net investment income (loss)	(.26) %	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 593	$ 912
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)
Net realized and unrealized gain (loss)	.09 H	(3.61)
Total from investment operations	.07	(3.65)
Net asset value, end of period	$ 6.42	$ 6.35
Total Return B,C,D	1.10%	(36.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.96%	3.43% A
Expenses net of fee waivers, if any	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.28%	2.30% A
Net investment income (loss)	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 867	$ 1,925
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - 130/30 Large Cap

Years ended November 30,

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.02
Net realized and unrealized gain (loss)	.10 G	(3.62)
Total from investment operations	.14	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 6.50	$ 6.40
Total Return B,C	2.15%	(36.00)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.96%	2.32% A
Expenses net of fee waivers, if any	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.28%	1.30% A
Net investment income (loss)	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,850	$ 101,323
Portfolio turnover rate F	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.02
Net realized and unrealized gain (loss)	.09 G	(3.62)
Total from investment operations	.14	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 6.50	$ 6.40
Total Return B,C	2.15%	(36.00)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.79%	2.39% A
Expenses net of fee waivers, if any	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.12%	1.30% A
Net investment income (loss)	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,073	$ 2,954
Portfolio turnover rate F	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 22, 2010, have been

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, certain payments in-lieu of dividends on short sales, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,357,404
Gross unrealized depreciation	(1,928,209)
Net unrealized appreciation (depreciation)	$ 2,429,195
Tax Cost	$ 35,743,040

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 259,516
Capital loss carryforward	$ (72,713,109)
Net unrealized appreciation (depreciation)	$ 1,949,198

The tax character of distributions paid was as follows:

November 30, 2009
Ordinary Income	$ 611,342

Annual Report

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund

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5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

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5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 396,944	$ (279,180)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 396,944	$ (279,180)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $396,944 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(279,180) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $202,094,313 and $314,690,743, respectively. Securities sold short and purchases to cover securities sold short aggregated $92,915,402 and $138,503,051.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, 130/30 Large Cap, as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annual management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 10,718	$ 1,899
Class T	.25%	.25%	6,496	1,785
Class B	.75%	.25%	7,317	6,538
Class C	.75%	.25%	13,353	8,383
			$ 37,884	$ 18,605

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,630
Class T	438
Class B*	2,310
Class C*	1,207
$ 7,585

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 13,989.33
Class T	4,375.34
Class B	2,408.33
Class C	4,472.34
130/30 Large Cap	144,564.26
Institutional Class	7,324.26
	$ 177,132

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,807 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $324 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,579,500. The weighted average interest rate was .76%. The interest expense amounted to $814 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

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Notes to Financial Statements - continued

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.55%	$ 2,568
Class C	2.30%	163
130/30 Large Cap	1.30%	6,403
		$ 9,134

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,178 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $742.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Class A	$ 33,461	$ -
Class T	2,858	-
130/30 Large Cap	559,488	-
Institutional Class	15,535	-
Total	$ 611,342	$ -

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009	2008A	2009	2008A
Class A
Shares sold	188,721	1,400,487	$ 1,117,237	$ 12,151,154
Reinvestment of distributions	5,125	-	32,085	-
Shares redeemed	(1,098,512)	(202,680)	(6,390,716)	(1,497,727)
Net increase (decrease)	(904,666)	1,197,807	$ (5,241,394)	$ 10,653,427
Class T
Shares sold	40,360	310,051	$ 237,954	$ 3,065,770
Reinvestment of distributions	444	-	2,782	-
Shares redeemed	(157,598)	(42,863)	(934,157)	(360,315)
Net increase (decrease)	(116,794)	267,188	$ (693,421)	$ 2,705,455
Class B
Shares sold	17,449	152,239	$ 99,864	$ 1,502,008
Shares redeemed	(68,793)	(8,597)	(408,050)	(69,840)
Net increase (decrease)	(51,344)	143,642	$ (308,186)	$ 1,432,168
Class C
Shares sold	43,430	358,920	$ 257,056	$ 3,533,321
Shares redeemed	(211,507)	(55,850)	(1,238,444)	(422,901)
Net increase (decrease)	(168,077)	303,070	$ (981,388)	$ 3,110,420
130/30 Large Cap
Shares sold	2,815,615	20,530,530	$ 16,837,425	$ 193,749,725
Reinvestment of distributions	86,343	-	540,509	-
Shares redeemed	(15,379,765)	(4,689,093)	(87,854,097)	(39,231,726)
Net increase (decrease)	(12,477,807)	15,841,437	$ (70,476,163)	$ 154,517,999
Institutional Class
Shares sold	394,716	601,490	$ 2,395,451	$ 6,019,515
Reinvestment of distributions	2,462	-	15,412	-
Shares redeemed	(232,773)	(139,622)	(1,377,179)	(1,008,561)
Net increase (decrease)	164,405	461,868	$ 1,033,684	$ 5,010,954

A For the period March 31, 2008 (commencement of operations) to November 30, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Financial Statements - continued

13. Other - continued

At the end of the period, Fidelity Dynamic Strategies Fund was the owner of record of approximately 13% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity 130/30 Large Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity 130/30 Large Cap Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated, the cash flows for the year then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity 130/30 Large Cap Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 22, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity 130/30 Large Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/21/09	12/18/09	$0.021	$0.01
Class T	12/21/09	12/18/09	$0.017	$0.01
Class B	12/21/09	12/18/09	-	-
Class C	12/21/09	12/18/09	-	-

Class A and Class T designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A and Class T designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 130/30 Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and, if a meaningful peer group exists, a peer group of mutual funds.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 58% means that 42% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity 130/30 Large Cap Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for the period. The Board noted that the fund's management fee rate is higher than the median fee rate of a broad group of funds with similar Lipper investment objective categories and comparable management fee characteristics, but lower than the median fee rate of funds that follow similar strategies. The Board also noted FMR's assertion that managing a fund with both long and short positions requires more resources than traditional long-only funds, warranting a higher management fee than traditional long-only domestic growth funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that the fund's management fee includes a performance adjustment component (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index). The performance adjustment took effect on March 1, 2009, after the period shown in the chart above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for the period. The Board considered that the fund's investment strategy involves certain operating costs that contribute to the projected total operating expenses of each class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Ltd.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLC-UANN-0110
1.859216.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

130/30 Large Cap

Fund - Institutional Class

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® 130/30
Large Cap Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable .

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Life of fundA
Institutional Class	2.15%	-22.51%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor 130/30 Large Cap Fund - Institutional Class on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM (S&P 500®) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor 130/30 Large Cap Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 2.04%, 1.75%, 1.26% and 1.10%, respectively (excluding sales charges), badly trailing the S&P 500 index. Stock selection in financials, information technology, consumer discretionary, health care, materials and utilities hurt. The market's March rebound cost the fund, as I had shorted the stocks of companies that I considered to be overvalued, of poor quality and risky, many of which rallied sharply, including fund holdings Fifth Third Bancorp, boosted by government support for financial firms, and Century Aluminum, aided by economic stimulus. Elsewhere, credit-card issuer Capital One Financial was hurt by rising card delinquencies. Investment bank Goldman Sachs was volatile; the fund caught its fall but missed its subsequent rise. I shorted semiconductor firm Rubicon Technology, which responded well to the early economic recovery. An overweighting in utility firm AES hurt results as credit markets dried up and investors expected power demand and prices to fall. On the plus side, Western Union profited from an increase in global cash transfers. Bank of America did well, as financial stocks rebounded from beaten-down positions. Industrial conglomerate Tyco International was boosted by the economic rebound. Brewing giant Anheuser-Busch InBev cut costs and performed well. I sold some of these stocks prior to period end.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor 130/30 Large Cap Fund: For the year, the fund's Institutional Class shares gained 2.15%, badly trailing the S&P 500 index. Stock selection in financials, information technology, consumer discretionary, health care, materials and utilities hurt. The market's March rebound cost the fund, as I had shorted the stocks of companies that I considered to be overvalued, of poor quality and risky, many of which rallied sharply, including fund holdings Fifth Third Bancorp, boosted by government support for financial firms, and Century Aluminum, aided by economic stimulus. Elsewhere, credit-card issuer Capital One Financial was hurt by rising card delinquencies. Investment bank Goldman Sachs was volatile; the fund caught its fall but missed its subsequent rise. I shorted semiconductor firm Rubicon Technology, which responded well to the early economic recovery. An overweighting in utility firm AES hurt results as credit markets dried up and investors expected power demand and prices to fall. On the plus side, Western Union profited from an increase in global cash transfers. Bank of America did well, as financial stocks rebounded from beaten-down positions. Industrial conglomerate Tyco International was boosted by the economic rebound. Brewing giant Anheuser-Busch InBev cut costs and performed well. I sold some of these stocks prior to period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Class A	2.14%
Actual		$ 1,000.00	$ 1,132.90	$ 11.44
HypotheticalA		$ 1,000.00	$ 1,014.34	$ 10.81
Class T	2.39%
Actual		$ 1,000.00	$ 1,133.10	$ 12.78
HypotheticalA		$ 1,000.00	$ 1,013.09	$ 12.06
Class B	2.86%
Actual		$ 1,000.00	$ 1,130.10	$ 15.27
HypotheticalA		$ 1,000.00	$ 1,010.73	$ 14.42
Class C	2.89%
Actual		$ 1,000.00	$ 1,128.30	$ 15.42
HypotheticalA		$ 1,000.00	$ 1,010.58	$ 14.57
130/30 Large Cap	1.89%
Actual		$ 1,000.00	$ 1,134.40	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.59	$ 9.55
Institutional Class	1.67%
Actual		$ 1,000.00	$ 1,134.40	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	4.4	1.1
Hewlett-Packard Co.	4.2	3.8
Chevron Corp.	3.9	0.0
American Express Co.	3.8	0.0
Marathon Oil Corp.	3.1	3.2
JPMorgan Chase & Co.	3.1	4.1
Noble Corp.	2.9	1.3
Anheuser-Busch InBev SA NV	2.8	0.0
Tyco International Ltd.	2.8	1.2
Humana, Inc.	2.7	0.4
	33.7
Top Ten Short Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
FARO Technologies, Inc.	(1.0)	(0.5)
Boston Properties, Inc.	(1.0)	(0.0)
Pepco Holdings, Inc.	(1.0)	(0.8)
Gen-Probe, Inc.	(1.0)	(0.0)
Paychex, Inc.	(1.0)	(0.0)
Masimo Corp.	(0.9)	(0.0)
Eclipsys Corp.	(0.9)	(0.8)
Kenneth Cole Productions, Inc. Class A (sub.-vtg.)	(0.9)	(0.4)
Cogent, Inc.	(0.8)	(0.0)
Applied Industrial Technologies, Inc.	(0.8)	(0.5)
	(9.3)
Market Sectors as of November 30, 2009
As a % of fund's net assets	Long	Short	Net
Information Technology	21.0	(4.1)	16.9
Financials	22.1	(7.3)	14.8
Consumer Staples	13.1	(0.0)	13.1
Health Care	18.0	(5.8)	12.2
Energy	12.6	(0.5)	12.1
Industrials	14.2	(2.5)	11.7
Consumer Discretionary	11.7	(2.4)	9.3
Materials	3.9	(0.0)	3.9
Telecommunication Services	3.7	(0.0)	3.7
Utilities	5.9	(3.1)	2.8
Market Sectors as of May 31, 2009
As a % of fund's net assets	Long	Short	Net
Information Technology	26.2	(8.2)	18.0
Financials	17.6	(2.5)	15.1
Health Care	16.4	(2.3)	14.1
Energy	14.1	(0.8)	13.3
Consumer Staples	12.3	(0.0)	12.3
Consumer Discretionary	15.7	(6.4)	9.3
Utilities	6.4	(1.3)	5.1
Telecommunication Services	5.4	(0.9)	4.5
Industrials	7.9	(4.6)	3.3
Materials	3.8	(1.3)	2.5
Equity Exposure (% of fund's net assets)
As of November 30, 2009		As of May 31, 2009
Long equity positions* 126.2%		Long equity positions* 127.2%
Short equity positions (25.7)%		Short equity positions (28.3)%
Net equity positions 100.5%		Net equity positions 98.9%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

LONG STOCK POSITIONS (b) - 126.2%
	Shares	Value
COMMON STOCKS - 126.2%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.2%
Autoliv, Inc.	4,300	$ 174,623
TRW Automotive Holdings Corp. (a)	8,500	184,960
		359,583
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	10,300	191,271
Household Durables - 0.4%
Whirlpool Corp.	1,600	118,656
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	3,700	502,867
Media - 2.1%
Viacom, Inc. Class B (non-vtg.) (a)	15,400	456,456
Virgin Media, Inc.	11,300	185,998
		642,454
Specialty Retail - 1.9%
Aeropostale, Inc. (a)	3,500	110,250
Genesco, Inc. (a)	6,500	169,910
TJX Companies, Inc.	7,700	295,526
		575,686
Textiles, Apparel & Luxury Goods - 3.8%
G-III Apparel Group Ltd. (a)	9,000	152,730
Hanesbrands, Inc. (a)	15,600	374,556
Phillips-Van Heusen Corp.	8,200	328,000
Polo Ralph Lauren Corp. Class A	3,800	292,030
		1,147,316
TOTAL CONSUMER DISCRETIONARY		3,537,833
CONSUMER STAPLES - 13.1%
Beverages - 7.6%
Anheuser-Busch InBev SA NV	16,965	846,664
Coca-Cola Enterprises, Inc.	38,000	746,700
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,600	420,906
Dr Pepper Snapple Group, Inc.	11,300	295,947
		2,310,217
Food Products - 3.0%
Bunge Ltd.	6,200	383,780
Chiquita Brands International, Inc. (a)	4,600	78,154
LONG STOCK POSITIONS (b) - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc. (a)	7,000	$ 152,110
Tyson Foods, Inc. Class A	25,700	308,914
		922,958
Household Products - 1.1%
Kimberly-Clark Corp.	4,900	323,253
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	3,400	159,222
NBTY, Inc. (a)	500	20,070
Nu Skin Enterprises, Inc. Class A	8,600	230,308
		409,600
TOTAL CONSUMER STAPLES		3,966,028
ENERGY - 12.6%
Energy Equipment & Services - 4.1%
National Oilwell Varco, Inc.	8,400	361,368
Noble Corp.	21,000	867,510
		1,228,878
Oil, Gas & Consumable Fuels - 8.5%
Alpha Natural Resources, Inc. (a)	1,900	70,300
Berry Petroleum Co. Class A	3,400	92,922
Chesapeake Energy Corp.	11,900	284,648
Chevron Corp.	15,200	1,186,208
Marathon Oil Corp.	29,100	949,242
		2,583,320
TOTAL ENERGY		3,812,198
FINANCIALS - 22.1%
Capital Markets - 7.1%
BlackRock, Inc. Class A	3,000	681,240
Goldman Sachs Group, Inc.	3,600	610,776
Jefferies Group, Inc. (a)	10,900	255,605
Morgan Stanley	19,000	600,020
		2,147,641
Consumer Finance - 3.8%
American Express Co.	27,600	1,154,508
LONG STOCK POSITIONS (b) - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 7.5%
Bank of America Corp.	83,600	$ 1,325,060
JPMorgan Chase & Co.	22,100	939,029
		2,264,089
Insurance - 3.2%
Conseco, Inc. (a)	29,500	141,305
Eastern Insurance Holdings, Inc.	20,400	158,508
Endurance Specialty Holdings Ltd.	4,300	160,777
FBL Financial Group, Inc. Class A	7,100	125,173
Genworth Financial, Inc. Class A (a)	19,700	212,169
XL Capital Ltd. Class A	9,400	172,114
		970,046
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp.	16,300	164,956
TOTAL FINANCIALS		6,701,240
HEALTH CARE - 18.0%
Health Care Equipment & Supplies - 3.1%
Beckman Coulter, Inc.	2,200	142,912
ev3, Inc. (a)	24,200	307,340
Hospira, Inc. (a)	8,200	384,990
Zimmer Holdings, Inc. (a)	1,700	100,589
		935,831
Health Care Providers & Services - 6.7%
CIGNA Corp.	10,500	336,840
Community Health Systems, Inc. (a)	6,200	189,162
Health Management Associates, Inc. Class A (a)	30,300	185,739
Humana, Inc. (a)	19,400	805,294
Tenet Healthcare Corp. (a)	75,200	342,160
Universal Health Services, Inc. Class B	2,700	150,903
		2,010,098
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc. (a)	9,800	462,854
Pharmaceuticals - 6.7%
King Pharmaceuticals, Inc. (a)	64,800	766,584
Mylan, Inc. (a)	10,700	191,209
LONG STOCK POSITIONS (b) - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	25,600	$ 465,152
Sanofi-Aventis	8,074	610,625
		2,033,570
TOTAL HEALTH CARE		5,442,353
INDUSTRIALS - 14.2%
Aerospace & Defense - 0.2%
LMI Aerospace, Inc. (a)	6,800	72,420
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)	18,900	118,125
Building Products - 0.8%
Armstrong World Industries, Inc. (a)	2,000	82,860
Masco Corp.	5,400	73,332
Owens Corning (a)	3,600	85,068
		241,260
Commercial Services & Supplies - 0.9%
ATC Technology Corp. (a)	3,500	77,070
R.R. Donnelley & Sons Co.	9,400	193,452
		270,522
Electrical Equipment - 1.6%
A.O. Smith Corp.	4,000	167,680
Thomas & Betts Corp. (a)	8,300	302,950
		470,630
Industrial Conglomerates - 3.8%
General Electric Co.	19,600	313,992
Tyco International Ltd.	23,600	846,532
		1,160,524
Machinery - 4.3%
Crane Co.	6,900	192,855
Ingersoll-Rand Co. Ltd.	10,700	378,459
Navistar International Corp. (a)	7,800	257,478
Oshkosh Co.	10,200	405,246
Timken Co.	3,300	81,411
		1,315,449
LONG STOCK POSITIONS (b) - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.2%
CSX Corp.	13,900	$ 659,972
TOTAL INDUSTRIALS		4,308,902
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	19,700	460,980
CommScope, Inc. (a)	4,800	120,624
NETGEAR, Inc. (a)	7,900	156,815
Plantronics, Inc.	6,100	141,215
		879,634
Computers & Peripherals - 9.0%
Hewlett-Packard Co.	25,900	1,270,654
International Business Machines Corp.	4,900	619,115
QLogic Corp. (a)	200	3,588
SanDisk Corp. (a)	6,900	136,068
Seagate Technology	9,900	149,787
Western Digital Corp. (a)	14,200	523,128
		2,702,340
Electronic Equipment & Components - 2.6%
Flextronics International Ltd. (a)	38,000	268,660
Jabil Circuit, Inc.	21,000	279,510
SYNNEX Corp. (a)	2,700	76,437
Tyco Electronics Ltd.	7,100	164,791
		789,398
Office Electronics - 0.5%
Xerox Corp.	20,600	158,620
Semiconductors & Semiconductor Equipment - 1.2%
Fairchild Semiconductor International, Inc. (a)	9,600	77,760
Micron Technology, Inc. (a)	37,800	284,256
		362,016
Software - 4.8%
Microsoft Corp.	21,400	629,374
Sybase, Inc. (a)	9,100	366,184
Synopsys, Inc. (a)	20,600	462,882
		1,458,440
TOTAL INFORMATION TECHNOLOGY		6,350,448
LONG STOCK POSITIONS (b) - continued
	Shares	Value
MATERIALS - 3.9%
Chemicals - 0.3%
Ashland, Inc.	2,000	$ 71,860
Containers & Packaging - 3.1%
Owens-Illinois, Inc. (a)	9,400	293,938
Rock-Tenn Co. Class A	6,800	307,156
Temple-Inland, Inc.	18,600	334,614
		935,708
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,900	157,320
TOTAL MATERIALS		1,164,888
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	87,500	319,375
Wireless Telecommunication Services - 2.6%
Sprint Nextel Corp. (a)	87,600	324,996
Vodafone Group PLC sponsored ADR	20,500	465,145
		790,141
TOTAL TELECOMMUNICATION SERVICES		1,109,516
UTILITIES - 5.9%
Gas Utilities - 0.3%
Questar Corp.	1,900	75,373
Independent Power Producers & Energy Traders - 4.9%
AES Corp.	33,700	429,338
Constellation Energy Group, Inc.	14,700	467,754
NRG Energy, Inc. (a)	24,900	596,106
		1,493,198
LONG STOCK POSITIONS (b) - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.7%
CMS Energy Corp.	10,900	$ 155,216
PG&E Corp.	1,300	55,042
		210,258
TOTAL UTILITIES		1,778,829
TOTAL COMMON STOCKS (Cost $35,387,792)		38,172,235
TOTAL LONG STOCK POSITIONS - 126.2% (Cost $35,387,792)		38,172,235
TOTAL INVESTMENT PORTFOLIO - 126.2% (Cost $35,387,792)		38,172,235
TOTAL SECURITIES SOLD SHORT - (25.7)% (Proceeds $7,291,325)		(7,771,322)
NET OTHER ASSETS - (0.5)%		(147,555)
NET ASSETS - 100%		$ 30,253,358
SHORT STOCK POSITIONS - (25.7)%
COMMON STOCKS - (25.7)%
CONSUMER DISCRETIONARY - (2.4)%
Distributors - (0.5)%
Genuine Parts Co.	(4,200)	(150,486)
Hotels, Restaurants & Leisure - (0.6)%
Pinnacle Entertainment, Inc.	(17,400)	(183,918)
Household Durables - (0.4)%
Pulte Homes, Inc.	(15,000)	(137,100)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - (0.9)%
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(28,900)	$ (268,770)
TOTAL CONSUMER DISCRETIONARY		(740,274)
ENERGY - (0.5)%
Oil, Gas & Consumable Fuels - (0.5)%
General Maritime Corp.	(21,500)	(152,005)
FINANCIALS - (7.3)%
Commercial Banks - (2.3)%
First Horizon National Corp.	(17,100)	(231,705)
Marshall & Ilsley Corp.	(39,200)	(225,400)
TCF Financial Corp.	(16,800)	(220,752)
		(677,857)
Insurance - (0.6)%
Marsh & McLennan Companies, Inc.	(8,500)	(191,675)
Real Estate Investment Trusts - (4.4)%
AvalonBay Communities, Inc.	(3,200)	(231,168)
Boston Properties, Inc.	(4,600)	(308,108)
Inland Real Estate Corp.	(25,200)	(197,820)
Public Storage	(2,000)	(159,160)
UDR, Inc.	(14,800)	(221,556)
Weingarten Realty Investors (SBI)	(11,000)	(213,510)
		(1,331,322)
TOTAL FINANCIALS		(2,200,854)
HEALTH CARE - (5.8)%
Biotechnology - (0.8)%
ONYX Pharmaceuticals, Inc.	(8,300)	(237,463)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - (1.9)%
Gen-Probe, Inc.	(7,100)	$ (295,999)
Masimo Corp.	(10,500)	(276,780)
		(572,779)
Health Care Providers & Services - (0.7)%
AMERIGROUP Corp.	(9,500)	(225,245)
Health Care Technology - (2.4)%
athenahealth, Inc.	(5,500)	(230,450)
Eclipsys Corp.	(15,000)	(275,100)
Quality Systems, Inc.	(3,500)	(208,215)
		(713,765)
TOTAL HEALTH CARE		(1,749,252)
INDUSTRIALS - (2.5)%
Airlines - (0.7)%
AMR Corp.	(35,800)	(216,232)
Building Products - (0.5)%
Simpson Manufacturing Co. Ltd.	(6,100)	(151,646)
Machinery - (0.5)%
Gorman-Rupp Co.	(5,900)	(146,910)
Trading Companies & Distributors - (0.8)%
Applied Industrial Technologies, Inc.	(12,000)	(249,000)
TOTAL INDUSTRIALS		(763,788)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - (4.1)%
Communications Equipment - (0.7)%
Research In Motion Ltd.	(3,900)	$ (225,771)
Electronic Equipment & Components - (1.9)%
Cogent, Inc.	(29,300)	(249,929)
FARO Technologies, Inc.	(15,900)	(310,209)
		(560,138)
IT Services - (1.0)%
Paychex, Inc.	(9,200)	(288,420)
Semiconductors & Semiconductor Equipment - (0.5)%
Supertex, Inc.	(6,500)	(155,480)
TOTAL INFORMATION TECHNOLOGY		(1,229,809)
UTILITIES - (3.1)%
Electric Utilities - (2.1)%
Allete, Inc.	(4,800)	(160,512)
Northeast Utilities	(6,700)	(161,537)
Pepco Holdings, Inc.	(18,500)	(301,550)
		(623,599)
Multi-Utilities - (1.0)%
Ameren Corp.	(5,900)	(153,341)
SCANA Corp.	(4,500)	(158,400)
		(311,741)
TOTAL UTILITIES		(935,340)
TOTAL SHORT STOCK POSITIONS - (25.7)%
(Proceeds $7,291,325)		$ (7,771,322)
Legend
(a) Non-income producing
(b) A portion of the securities, totaling $24,989,476, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,508
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,537,833	$ 3,537,833	$ -	$ -
Consumer Staples	3,966,028	3,966,028	-	-
Energy	3,812,198	3,812,198	-	-
Financials	6,701,240	6,701,240	-	-
Health Care	5,442,353	4,831,728	610,625	-
Industrials	4,308,902	4,308,902	-	-
Information Technology	6,350,448	6,350,448	-	-
Materials	1,164,888	1,164,888	-	-
Telecommunication Services	1,109,516	1,109,516	-	-
Utilities	1,778,829	1,778,829	-	-
Short Positions	(7,771,322)	(7,771,322)	-	-
Total Investments in Securities:	$ 30,400,913	$ 29,790,288	$ 610,625	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.6%
Switzerland	6.2%
Belgium	2.8%
France	2.0%
Bermuda	1.8%
United Kingdom	1.5%
Ireland	1.2%
Cayman Islands	1.0%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $72,713,109, of which $17,916,620 will expire in 2016 and $54,796,489 will expire in 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $35,387,792)		$ 38,172,235
Receivable for investments sold		418,906
Receivable for fund shares sold		23,504
Dividends receivable		81,080
Distributions receivable from Fidelity Central Funds		100
Prepaid expenses		169
Total assets		38,695,994

Liabilities
Payable to custodian bank	$ 118,402
Payable for investments purchased	399,433
Securities sold short at value (proceeds $7,291,325)	7,771,322
Dividend expense payable on securities sold short	7,537
Payable for fund shares redeemed	60,217
Accrued management fee	14,702
Distribution fees payable	2,096
Other affiliated payables	9,686
Other payables and accrued expenses	59,241
Total liabilities		8,442,636

Net Assets		$ 30,253,358
Net Assets consist of:
Paid in capital		$ 100,757,752
Undistributed net investment income		218,883
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,027,723)
Net unrealized appreciation (depreciation) on investments		2,304,446
Net Assets		$ 30,253,358

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,898,220 ÷ 293,141 shares)	$ 6.48

Maximum offering price per share (100/94.25 of $6.48)	$ 6.88
Class T: Net Asset Value and redemption price per share ($972,559 ÷ 150,394 shares)	$ 6.47

Maximum offering price per share (100/96.50 of $6.47)	$ 6.70
Class B: Net Asset Value and offering price per share ($593,023 ÷ 92,298 shares)A	$ 6.43

Class C: Net Asset Value and offering price per share ($867,076 ÷ 134,993 shares)A	$ 6.42

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($21,849,861 ÷ 3,363,630 shares)	$ 6.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,072,619 ÷ 626,273 shares)	$ 6.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2009
Investment Income
Dividends		$ 1,738,053
Interest		1,001
Income from Fidelity Central Funds		13,508
Total income		1,752,562

Expenses
Management fee Basic fee	$ 578,572
Performance adjustment	(125,873)
Transfer agent fees	177,132
Distribution fees	37,884
Accounting fees and expenses	32,914
Custodian fees and expenses	37,325
Independent trustees' compensation	559
Registration fees	99,828
Audit	63,588
Legal	5,489
Interest	142,121
Dividend expenses for securities sold short	284,627
Miscellaneous	1,709
Total expenses before reductions	1,335,875
Expense reductions	(27,054)	1,308,821
Net investment income (loss)		443,741
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,576,431)
Foreign currency transactions	13,856
Futures contracts	396,944
Securities Sold Short	(9,965,445)
Total net realized gain (loss)		(41,131,076)
Change in net unrealized appreciation (depreciation) on: Investment securities	32,037,213
Assets and liabilities in foreign currencies	(3,790)
Futures contracts	(279,180)
Total change in net unrealized appreciation (depreciation)		31,754,243
Net gain (loss)		(9,376,833)
Net increase (decrease) in net assets resulting from operations		$ (8,933,092)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2009	For the period March 31, 2008 (commencement of operations) to November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 443,741	$ 157,675
Net realized gain (loss)	(41,131,076)	(31,673,641)
Change in net unrealized appreciation (depreciation)	31,754,243	(29,449,797)
Net increase (decrease) in net assets resulting from operations	(8,933,092)	(60,965,763)
Distributions to shareholders from net investment income	(611,342)	-
Share transactions - net increase (decrease)	(76,666,868)	177,430,423
Total increase (decrease) in net assets	(86,211,302)	116,464,660

Net Assets
Beginning of period	116,464,660	-
End of period (including undistributed net investment income of $218,883 and undistributed net investment income of $334,409, respectively)	$ 30,253,358	$ 116,464,660

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Cash Flows

Year ended November 30, 2009
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (8,933,092)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	6,168,348
Change in receivable for fund shares sold	67,961
Change in dividends receivable and distributions receivable from Fidelity Central Funds	447,465
Change in prepaid expenses	28,816
Change in receivable for daily variation on futures contracts	60,501
Change in receivable from investment advisor for expense reductions	19
Change in payable for investments purchased	(8,534,031)
Change in dividend expense payable on securities sold short	(29,413)
Change in payable for fund shares redeemed	(35,391)
Change in other payables and accrued expenses	(166,567)
Purchases of long term investments	(202,094,313)
Proceeds from sale of long term investments	314,690,743
Purchase of and proceeds from short term investments-net	11,407,329
Net cash from return of capital distributions	56,241
Purchases of covers for securities sold short	(138,503,051)
Proceeds from securities sold short	92,915,402
Net realized loss on investments, foreign currency transactions and securities sold short	41,528,020
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(32,033,423)
Net cash provided by operating activities	77,041,564

Cash flows from financing activities:
Proceeds from sales of shares	20,944,987
Distributions to shareholders net of reinvestments	(20,554)
Cost of shares redeemed	(98,202,643)
Change in accrued broker fees on securities borrowed	(16,498)
Change in payable to custodian bank	118,402
Net cash used in financing activities	(77,176,306)

Net decrease in cash and cash equivalents	(134,742)
Cash and foreign currency, beginning of period	134,742
Cash and foreign currency, end of period	$ (-)
(Cash paid during the period for interest $158,619)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	- K
Net realized and unrealized gain (loss)	.10 H	(3.62)
Total from investment operations	.13	(3.62)
Distributions from net investment income	(.03)	-
Net asset value, end of period	$ 6.48	$ 6.38
Total Return B,C,D	2.04%	(36.20)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.26%	2.63% A
Expenses net of fee waivers, if any	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.53%	1.55% A
Net investment income (loss)	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,898	$ 7,648
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	.10 H	(3.62)
Total from investment operations	.11	(3.63)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 6.47	$ 6.37
Total Return B,C,D	1.75%	(36.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.43%	2.96% A
Expenses net of fee waivers, if any	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.77%	1.80% A
Net investment income (loss)	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 1,703
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)
Net realized and unrealized gain (loss)	.10 H	(3.61)
Total from investment operations	.08	(3.65)
Net asset value, end of period	$ 6.43	$ 6.35
Total Return B,C,D	1.26%	(36.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.92%	3.45% A
Expenses net of fee waivers, if any	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.25%	2.30% A
Net investment income (loss)	(.26) %	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 593	$ 912
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)
Net realized and unrealized gain (loss)	.09 H	(3.61)
Total from investment operations	.07	(3.65)
Net asset value, end of period	$ 6.42	$ 6.35
Total Return B,C,D	1.10%	(36.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.96%	3.43% A
Expenses net of fee waivers, if any	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.28%	2.30% A
Net investment income (loss)	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 867	$ 1,925
Portfolio turnover rate G	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - 130/30 Large Cap

Years ended November 30,

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.02
Net realized and unrealized gain (loss)	.10 G	(3.62)
Total from investment operations	.14	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 6.50	$ 6.40
Total Return B,C	2.15%	(36.00)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.96%	2.32% A
Expenses net of fee waivers, if any	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.28%	1.30% A
Net investment income (loss)	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,850	$ 101,323
Portfolio turnover rate F	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,

2009

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.02
Net realized and unrealized gain (loss)	.09 G	(3.62)
Total from investment operations	.14	(3.60)
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 6.50	$ 6.40
Total Return B,C	2.15%	(36.00)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.79%	2.39% A
Expenses net of fee waivers, if any	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.12%	1.30% A
Net investment income (loss)	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,073	$ 2,954
Portfolio turnover rate F	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 22, 2010, have been

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, certain payments in-lieu of dividends on short sales, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,357,404
Gross unrealized depreciation	(1,928,209)
Net unrealized appreciation (depreciation)	$ 2,429,195
Tax Cost	$ 35,743,040

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 259,516
Capital loss carryforward	$ (72,713,109)
Net unrealized appreciation (depreciation)	$ 1,949,198

The tax character of distributions paid was as follows:

November 30, 2009
Ordinary Income	$ 611,342

Annual Report

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Annual Report

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 396,944	$ (279,180)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 396,944	$ (279,180)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $396,944 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(279,180) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $202,094,313 and $314,690,743, respectively. Securities sold short and purchases to cover securities sold short aggregated $92,915,402 and $138,503,051.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, 130/30 Large Cap, as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annual management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 10,718	$ 1,899
Class T	.25%	.25%	6,496	1,785
Class B	.75%	.25%	7,317	6,538
Class C	.75%	.25%	13,353	8,383
			$ 37,884	$ 18,605

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,630
Class T	438
Class B*	2,310
Class C*	1,207
$ 7,585

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 13,989.33
Class T	4,375.34
Class B	2,408.33
Class C	4,472.34
130/30 Large Cap	144,564.26
Institutional Class	7,324.26
	$ 177,132

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,807 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $324 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,579,500. The weighted average interest rate was .76%. The interest expense amounted to $814 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

Notes to Financial Statements - continued

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.55%	$ 2,568
Class C	2.30%	163
130/30 Large Cap	1.30%	6,403
		$ 9,134

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,178 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $742.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Class A	$ 33,461	$ -
Class T	2,858	-
130/30 Large Cap	559,488	-
Institutional Class	15,535	-
Total	$ 611,342	$ -

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009	2008A	2009	2008A
Class A
Shares sold	188,721	1,400,487	$ 1,117,237	$ 12,151,154
Reinvestment of distributions	5,125	-	32,085	-
Shares redeemed	(1,098,512)	(202,680)	(6,390,716)	(1,497,727)
Net increase (decrease)	(904,666)	1,197,807	$ (5,241,394)	$ 10,653,427
Class T
Shares sold	40,360	310,051	$ 237,954	$ 3,065,770
Reinvestment of distributions	444	-	2,782	-
Shares redeemed	(157,598)	(42,863)	(934,157)	(360,315)
Net increase (decrease)	(116,794)	267,188	$ (693,421)	$ 2,705,455
Class B
Shares sold	17,449	152,239	$ 99,864	$ 1,502,008
Shares redeemed	(68,793)	(8,597)	(408,050)	(69,840)
Net increase (decrease)	(51,344)	143,642	$ (308,186)	$ 1,432,168
Class C
Shares sold	43,430	358,920	$ 257,056	$ 3,533,321
Shares redeemed	(211,507)	(55,850)	(1,238,444)	(422,901)
Net increase (decrease)	(168,077)	303,070	$ (981,388)	$ 3,110,420
130/30 Large Cap
Shares sold	2,815,615	20,530,530	$ 16,837,425	$ 193,749,725
Reinvestment of distributions	86,343	-	540,509	-
Shares redeemed	(15,379,765)	(4,689,093)	(87,854,097)	(39,231,726)
Net increase (decrease)	(12,477,807)	15,841,437	$ (70,476,163)	$ 154,517,999
Institutional Class
Shares sold	394,716	601,490	$ 2,395,451	$ 6,019,515
Reinvestment of distributions	2,462	-	15,412	-
Shares redeemed	(232,773)	(139,622)	(1,377,179)	(1,008,561)
Net increase (decrease)	164,405	461,868	$ 1,033,684	$ 5,010,954

A For the period March 31, 2008 (commencement of operations) to November 30, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

13. Other - continued

At the end of the period, Fidelity Dynamic Strategies Fund was the owner of record of approximately 13% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity 130/30 Large Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity 130/30 Large Cap Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated, the cash flows for the year then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity 130/30 Large Cap Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 22, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity 130/30 Large Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/21/09	12/18/09	$0.08	$0.01

Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 130/30 Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and, if a meaningful peer group exists, a peer group of mutual funds.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 58% means that 42% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity 130/30 Large Cap Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for the period. The Board noted that the fund's management fee rate is higher than the median fee rate of a broad group of funds with similar Lipper investment objective categories and comparable management fee characteristics, but lower than the median fee rate of funds that follow similar strategies. The Board also noted FMR's assertion that managing a fund with both long and short positions requires more resources than traditional long-only funds, warranting a higher management fee than traditional long-only domestic growth funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that the fund's management fee includes a performance adjustment component (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index). The performance adjustment took effect on March 1, 2009, after the period shown in the chart above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for the period. The Board considered that the fund's investment strategy involves certain operating costs that contribute to the projected total operating expenses of each class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLCI-UANN-0110
1.859205.101

Fidelity®

Growth Company

Fund

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Growth Company	39.41%	4.31%	0.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Growth Company, a class of the fund, on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Steven Wymer, Portfolio Manager of Fidelity® Growth Company Fund: During the past year the fund's Retail Class shares returned 39.41%, solidly outperforming the 35.13% gain of the Russell 3000® Growth Index. Key to the fund's performance was stock picking in the technology space. Within software and services, software-as-a-service and open-source leaders Salesforce.com and Red Hat, respectively, along with Internet search and advertising leader Google, provided excellent returns. In tech hardware and equipment, light-emitting diode (LED) manufacturer Cree contributed as well. Strong stock picking in the health care area was another positive, with stakes in Human Genome Sciences and Illumina boosting returns. A number of the fund's pharmaceutical holdings benefited from buyouts, including Wyeth. Elsewhere, our positioning within diversified financials played a positive role, as did stock picking in consumer discretionary. On the other hand, the fund's overweighting in telecommunication services stocks, and poor picks there, hurt, including Sprint Nextel. A few weak picks in health care partially offset the gains in that area, including investments in Celgene and Ireland's Elan. In the technology area, Japanese video game console maker Nintendo detracted, as the company suffered from declining sales of its Wii gaming platform. Underweighting IBM hurt as well when the company demonstrated solid performance during the downturn. Overweighting energy and materials also was a negative, as was stock picking in these areas. Some of the stocks I've discussed were out-of-index positions and some no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009) for Growth Company and Class K and for the entire period (June 26, 2009 to November 30, 2009) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value November 30, 2009	Expenses Paid During Period
Growth Company	.93%
Actual		$ 1,000.00	$ 1,199.60	$ 5.13 B
HypotheticalA		$ 1,000.00	$ 1,020.41	$ 4.71 C
Class K	.74%
Actual		$ 1,000.00	$ 1,200.70	$ 4.08 B
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75 C
Class F	.67%
Actual		$ 1,000.00	$ 1,184.90	$ 3.17 B
HypotheticalA		$ 1,000.00	$ 1,021.71	$ 3.40 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Growth Company and Class K and multiplied by 158/365 (to reflect the period June 26, 2009 to November 30, 2009) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	4.0	3.7
Apple, Inc.	3.8	2.8
Microsoft Corp.	3.0	1.7
Salesforce.com, Inc.	2.4	1.7
Starbucks Corp.	2.1	1.1
Visa, Inc. Class A	1.7	2.0
Red Hat, Inc.	1.6	1.4
Wal-Mart Stores, Inc.	1.6	1.3
The Coca-Cola Co.	1.5	0.7
Cisco Systems, Inc.	1.4	1.1
	23.1
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.5	34.4
Health Care	17.5	14.5
Consumer Staples	12.1	8.7
Consumer Discretionary	11.9	10.1
Industrials	6.5	6.7
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Stocks 99.8%		Stocks 99.6%
	Convertible Securities 0.0%†		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	7.0%	** Foreign investments	8.5%
† Amount represents less than 0.1%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.2%
Johnson Controls, Inc.	2,375,000	$ 64,244
Automobiles - 0.1%
Ford Motor Co. (a)	3,450,000	30,671
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)(c)(d)	3,049,848	81,705
Hotels, Restaurants & Leisure - 4.5%
BJ's Restaurants, Inc. (a)(d)	2,674,364	45,651
Buffalo Wild Wings, Inc. (a)(c)(d)	1,802,300	71,984
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	1,745,000	61,302
Hyatt Hotels Corp. Class A	4,373,440	125,736
McDonald's Corp.	3,300,000	208,725
Panera Bread Co. Class A (a)(c)	1,445,000	90,977
Starbucks Corp. (a)	30,288,400	663,316
Starwood Hotels & Resorts Worldwide, Inc.	3,275,000	104,866
The Cheesecake Factory, Inc. (a)	2,995,000	56,396
		1,428,953
Household Durables - 0.9%
Gafisa SA sponsored ADR (a)(c)	1,770,000	59,649
Pulte Homes, Inc.	1,347,157	12,313
Tupperware Brands Corp.	2,975,000	138,486
Whirlpool Corp.	916,206	67,946
		278,394
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	2,721,000	369,811
Priceline.com, Inc. (a)	145,000	31,047
		400,858
Media - 0.4%
Comcast Corp. Class A	4,197,500	61,577
DreamWorks Animation SKG, Inc. Class A (a)	850,000	28,450
News Corp. Class A	1,330,000	15,242
Time Warner, Inc.	900,650	27,668
		132,937
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	375,000	18,364
Kohl's Corp. (a)	1,340,000	71,208
Nordstrom, Inc. (c)	2,700,000	90,315
Target Corp.	5,295,000	246,535
		426,422
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	1,850,000	$ 69,116
Best Buy Co., Inc.	3,587,500	153,653
CarMax, Inc. (a)	3,645,000	72,463
Gamestop Corp. Class A (a)	140,000	3,417
Home Depot, Inc.	1,485,000	40,630
J. Crew Group, Inc. (a)	225,000	9,628
Lowe's Companies, Inc.	3,745,800	81,696
Lumber Liquidators, Inc. (a)(d)	1,469,167	34,702
Rue21, Inc.	155,400	3,840
Staples, Inc.	4,425,602	103,205
Tiffany & Co., Inc.	575,000	24,541
Urban Outfitters, Inc. (a)	565,000	17,877
		614,768
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	187,200	6,505
Lululemon Athletica, Inc. (a)(c)(d)	6,650,125	174,034
NIKE, Inc. Class B	1,454,000	94,350
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	355,000	7,838
		282,727
TOTAL CONSUMER DISCRETIONARY		3,741,679
CONSUMER STAPLES - 12.1%
Beverages - 3.0%
Dr Pepper Snapple Group, Inc.	7,610,000	199,306
PepsiCo, Inc.	4,641,640	288,803
The Coca-Cola Co.	7,952,500	454,883
		942,992
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	2,025,800	121,366
CVS Caremark Corp.	2,202,780	68,308
Kroger Co.	390,000	8,869
Wal-Mart Stores, Inc.	9,055,300	493,967
Walgreen Co.	6,425,000	249,868
Whole Foods Market, Inc. (a)(c)	1,435,000	36,808
		979,186
Food Products - 1.9%
Archer Daniels Midland Co.	595,000	18,332
Campbell Soup Co.	920,000	32,172
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Cosan Ltd. Class A (a)	7,183,455	$ 52,727
General Mills, Inc.	682,800	46,430
Green Mountain Coffee Roasters, Inc. (a)(c)(d)	2,919,326	183,859
Hershey Co.	385,000	13,617
Kellogg Co.	1,230,000	64,673
Smithfield Foods, Inc. (a)(c)	3,225,000	49,923
Tyson Foods, Inc. Class A	10,305,000	123,866
		585,599
Household Products - 1.4%
Clorox Co.	1,315,000	79,255
Colgate-Palmolive Co.	1,395,000	117,445
Kimberly-Clark Corp.	645,000	42,551
Procter & Gamble Co.	2,979,483	185,771
		425,022
Personal Products - 1.1%
Avon Products, Inc.	7,315,000	250,539
Herbalife Ltd.	675,000	28,310
Mead Johnson Nutrition Co. Class A (c)	861,800	37,807
MediFast, Inc. (a)	725,000	19,561
Nu Skin Enterprises, Inc. Class A	675,000	18,077
		354,294
Tobacco - 1.6%
Altria Group, Inc.	5,780,380	108,729
Philip Morris International, Inc.	8,080,380	388,585
		497,314
TOTAL CONSUMER STAPLES		3,784,407
ENERGY - 6.3%
Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc. (c)	627,900	62,501
FMC Technologies, Inc. (a)	925,000	50,385
Schlumberger Ltd.	3,009,000	192,245
Transocean Ltd. (a)	290,000	24,763
Weatherford International Ltd. (a)	2,920,480	48,772
		378,666
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	1,470,000	87,509
Apache Corp.	630,000	60,026
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cameco Corp.	1,650,000	$ 47,397
Chesapeake Energy Corp.	14,350,000	343,252
Devon Energy Corp.	465,000	31,318
EnCana Corp.	235,000	12,595
Exxon Mobil Corp.	1,515,000	113,731
Peabody Energy Corp.	2,500,000	111,150
Petrohawk Energy Corp. (a)	4,501,100	100,555
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,420,000	175,378
Range Resources Corp.	4,693,689	221,214
SandRidge Energy, Inc. (a)(c)(d)	9,270,000	86,953
Southwestern Energy Co. (a)	4,557,461	200,346
		1,591,424
TOTAL ENERGY		1,970,090
FINANCIALS - 4.7%
Capital Markets - 1.0%
Charles Schwab Corp.	6,109,975	111,996
Franklin Resources, Inc.	520,000	56,176
Goldman Sachs Group, Inc.	190,000	32,235
Jefferies Group, Inc. (a)	380,000	8,911
Knight Capital Group, Inc. Class A (a)	1,695,000	24,815
Morgan Stanley	1,050,000	33,159
Northern Trust Corp.	745,000	36,878
The Blackstone Group LP	1,700,000	23,528
		327,698
Commercial Banks - 1.0%
HDFC Bank Ltd. sponsored ADR (c)	530,000	71,312
ICICI Bank Ltd. sponsored ADR	1,495,000	55,614
PrivateBancorp, Inc.	1,752,500	17,332
Signature Bank, New York (a)	1,514,284	46,913
Wells Fargo & Co.	4,152,300	116,430
		307,601
Consumer Finance - 1.6%
American Express Co.	2,392,548	100,080
Discover Financial Services	25,918,800	400,705
		500,785
Diversified Financial Services - 1.1%
Bank of America Corp.	4,500,000	71,325
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BM&F BOVESPA SA	27,429,772	$ 183,126
JPMorgan Chase & Co.	2,375,000	100,914
		355,365
TOTAL FINANCIALS		1,491,449
HEALTH CARE - 17.5%
Biotechnology - 9.7%
Acadia Pharmaceuticals, Inc. (a)(d)	2,939,844	3,616
Acorda Therapeutics, Inc. (a)(d)	2,784,906	67,061
Affymax, Inc. (a)	1,145,000	23,335
Alexion Pharmaceuticals, Inc. (a)(d)	7,437,030	337,269
Alkermes, Inc. (a)(d)	10,182,261	91,437
Alnylam Pharmaceuticals, Inc. (a)(c)(d)	4,181,165	70,285
Amgen, Inc. (a)	2,975,000	167,641
Amylin Pharmaceuticals, Inc. (a)(d)	14,174,245	202,125
Array Biopharma, Inc. (a)(d)	4,758,770	8,185
Biogen Idec, Inc. (a)	999,164	46,901
Celera Corp. (a)(d)	9,289,848	57,969
Celgene Corp. (a)	2,571,744	142,603
Cepheid, Inc. (a)(d)	5,812,775	71,962
Dendreon Corp. (a)(c)(d)	8,921,866	243,924
Exelixis, Inc. (a)(d)	10,564,521	72,261
Genzyme Corp. (a)	520,000	26,364
Gilead Sciences, Inc. (a)	1,700,000	78,285
Human Genome Sciences, Inc. (a)(c)(d)	13,839,896	385,026
ImmunoGen, Inc. (a)(d)	3,919,311	30,884
Immunomedics, Inc. (a)(d)	7,516,200	23,300
InterMune, Inc. (c)(d)	4,608,017	49,490
Isis Pharmaceuticals, Inc. (a)(d)	9,832,981	105,311
Metabolix, Inc. (a)	777,778	8,688
Micromet, Inc. (a)(c)(d)	4,176,691	28,527
Myriad Genetics, Inc. (a)	3,763,496	87,012
Myriad Pharmaceuticals, Inc. (a)(d)	2,395,624	12,002
Pharmasset, Inc. (a)(d)	2,790,436	55,781
Regeneron Pharmaceuticals, Inc. (a)	1,938,948	35,580
Rigel Pharmaceuticals, Inc. (a)(d)	4,983,926	37,728
Seattle Genetics, Inc. (a)(d)	9,542,116	88,551
Transition Therapeutics, Inc. (a)(d)	2,332,446	18,562
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Trubion Pharmaceuticals, Inc. (a)(c)(d)	1,440,500	$ 5,387
Vertex Pharmaceuticals, Inc. (a)(d)	9,473,067	367,744
		3,050,796
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	905,000	49,368
CareFusion Corp. (a)	617,500	15,950
Edwards Lifesciences Corp. (a)	300,000	24,684
Insulet Corp. (a)(c)(d)	3,131,400	38,391
Medtronic, Inc.	1,529,964	64,932
NuVasive, Inc. (a)	365,424	11,858
St. Jude Medical, Inc. (a)	834,200	30,623
Thoratec Corp. (a)(d)	4,432,265	132,037
		367,843
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	1,235,000	39,804
McKesson Corp.	2,555,000	158,461
Medco Health Solutions, Inc. (a)	2,162,720	136,597
UnitedHealth Group, Inc.	3,866,400	110,850
		445,712
Health Care Technology - 0.4%
athenahealth, Inc. (a)	569,485	23,861
Cerner Corp. (a)	1,260,000	94,865
		118,726
Life Sciences Tools & Services - 0.6%
Bruker BioSciences Corp. (a)	2,215,000	25,096
Illumina, Inc. (a)	2,878,130	83,236
Life Technologies Corp. (a)	1,410,000	70,190
		178,522
Pharmaceuticals - 4.2%
Abbott Laboratories	2,111,500	115,056
Allergan, Inc.	1,185,000	68,884
Auxilium Pharmaceuticals, Inc. (a)(c)(d)	4,577,511	159,618
Bristol-Myers Squibb Co.	2,489,700	63,014
Concert Pharmaceuticals, Inc. (a)(f)	186,198	151
Elan Corp. PLC sponsored ADR (a)	51,374,070	324,684
Johnson & Johnson	5,618,300	353,054
MAP Pharmaceuticals, Inc. (a)(c)(d)	2,440,914	22,090
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	3,305,668	$ 119,698
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,060,000	108,747
		1,334,996
TOTAL HEALTH CARE		5,496,595
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	1,405,000	54,050
Lockheed Martin Corp.	1,140,100	88,050
Raytheon Co.	665,000	34,267
The Boeing Co.	520,000	27,253
		203,620
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	4,539,000	260,856
Airlines - 1.1%
Delta Air Lines, Inc. (a)	12,034,146	98,560
JetBlue Airways Corp. (a)(c)(d)	29,354,243	161,742
Ryanair Holdings PLC sponsored ADR (a)	20,000	524
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/10 (a)	3,230,000	26,857
Southwest Airlines Co.	6,783,515	62,408
		350,091
Construction & Engineering - 0.2%
Fluor Corp.	1,625,000	69,030
Electrical Equipment - 0.3%
A123 Systems, Inc.	1,371,800	22,155
American Superconductor Corp. (a)(c)	705,000	23,406
First Solar, Inc. (a)(c)	142,090	16,924
SunPower Corp. Class A (a)(c)	1,631,400	33,721
		96,206
Industrial Conglomerates - 0.6%
3M Co.	2,320,000	179,661
General Electric Co.	1,000,000	16,020
		195,681
Machinery - 1.4%
Caterpillar, Inc.	4,230,000	246,990
Cummins, Inc.	1,655,000	74,310
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	985,000	$ 69,856
Deere & Co.	505,000	27,023
		418,179
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	1,015,000	99,775
CSX Corp.	2,015,000	95,672
Hertz Global Holdings, Inc. (a)(c)	8,580,000	84,084
Norfolk Southern Corp.	1,065,000	54,741
Union Pacific Corp.	1,560,000	98,686
		432,958
TOTAL INDUSTRIALS		2,026,621
INFORMATION TECHNOLOGY - 37.5%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	18,972,600	443,959
F5 Networks, Inc. (a)	765,000	35,978
Infinera Corp. (a)(c)(d)	9,487,800	78,085
Juniper Networks, Inc. (a)	1,410,000	36,843
Palm, Inc. (a)(c)(d)	16,014,017	174,713
QUALCOMM, Inc.	9,538,400	429,228
Research In Motion Ltd. (a)	52,800	3,057
Riverbed Technology, Inc. (a)	1,465,000	29,827
		1,231,690
Computers & Peripherals - 6.6%
Apple, Inc. (a)	5,975,959	1,194,654
Hewlett-Packard Co.	7,835,000	384,385
International Business Machines Corp.	2,939,800	371,444
NetApp, Inc. (a)	2,727,208	84,053
SanDisk Corp. (a)	105,000	2,071
Synaptics, Inc. (a)(c)	1,688,777	45,496
		2,082,103
Electronic Equipment & Components - 0.2%
Corning, Inc.	1,508,000	25,153
Trimble Navigation Ltd. (a)	140,000	3,126
Universal Display Corp. (a)(c)(d)	3,670,445	39,200
		67,479
Internet Software & Services - 6.4%
Akamai Technologies, Inc. (a)	445,000	10,680
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Baidu.com, Inc. sponsored ADR (a)	290,000	$ 125,785
eBay, Inc. (a)	7,702,200	188,473
Google, Inc. Class A (a)	2,127,448	1,240,298
Internet Capital Group, Inc. (a)(d)	3,850,000	24,756
Mercadolibre, Inc. (a)(c)	875,000	43,190
OpenTable, Inc. (c)(d)	1,814,231	48,023
VeriSign, Inc. (a)	890,000	19,972
VistaPrint Ltd. (a)(c)(d)	3,524,695	201,013
Yahoo!, Inc. (a)	6,186,340	92,610
		1,994,800
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	76,206
MasterCard, Inc. Class A	415,000	99,957
The Western Union Co.	1,360,000	25,092
Total System Services, Inc.	1,590,659	27,487
VeriFone Holdings, Inc. (a)(d)	7,870,500	104,363
Visa, Inc. Class A	6,369,100	515,897
		849,002
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	2,200,000	15,422
Applied Materials, Inc.	7,270,400	89,499
ASML Holding NV (NY Shares)	648,888	20,109
Atheros Communications, Inc. (a)(d)	6,243,666	177,757
Atheros Communications, Inc. (a)(d)(f)	1,741,486	49,580
Broadcom Corp. Class A (a)	3,370,000	98,404
Cree, Inc. (a)(d)	9,216,131	440,808
Cypress Semiconductor Corp. (a)(d)	15,976,000	152,890
FEI Co. (a)	1,763,100	43,055
Intel Corp.	18,175,800	348,975
International Rectifier Corp. (a)(d)	4,895,000	91,634
KLA-Tencor Corp.	510,000	15,932
Linear Technology Corp.	625,800	16,878
Marvell Technology Group Ltd. (a)	2,718,310	41,916
Mellanox Technologies Ltd. (a)(d)	3,023,300	54,873
NVIDIA Corp. (a)	13,915,000	181,730
Power Integrations, Inc. (d)	2,961,308	99,470
Rambus, Inc. (a)(c)(d)	10,128,000	180,481
Rubicon Technology, Inc. (a)(c)(d)	2,061,630	35,914
Samsung Electronics Co. Ltd.	50,000	30,891
Silicon Laboratories, Inc. (a)	1,610,000	67,990
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc. (a)	2,180,147	$ 51,604
Texas Instruments, Inc.	2,236,000	56,548
Volterra Semiconductor Corp. (a)(d)	2,150,000	35,454
		2,397,814
Software - 10.0%
Activision Blizzard, Inc. (a)	1,850,000	21,072
Adobe Systems, Inc. (a)	843,236	29,581
ArcSight, Inc. (a)(d)	3,317,419	75,471
Citrix Systems, Inc. (a)	1,971,377	75,267
Electronic Arts, Inc. (a)	60,000	1,013
Fortinet, Inc.	1,197,877	20,352
Microsoft Corp.	31,610,000	929,650
Oracle Corp.	6,105,000	134,798
Red Hat, Inc. (a)(d)	18,800,691	501,978
Salesforce.com, Inc. (a)(d)	12,159,194	762,138
Solera Holdings, Inc. (d)	3,525,051	123,236
SuccessFactors, Inc. (a)(d)	6,551,825	98,670
Sybase, Inc. (a)(c)(d)	4,655,300	187,329
TiVo, Inc. (a)(d)	10,513,329	104,082
VMware, Inc. Class A (a)	1,997,533	83,856
		3,148,493
TOTAL INFORMATION TECHNOLOGY		11,771,381
MATERIALS - 3.1%
Chemicals - 1.8%
Dow Chemical Co.	5,180,000	143,900
Minerals Technologies, Inc. (d)	1,927,580	101,853
Monsanto Co.	2,094,978	169,169
OM Group, Inc. (a)(d)	2,360,000	72,287
Potash Corp. of Saskatchewan, Inc.	226,200	25,267
The Mosaic Co.	870,000	47,372
		559,848
Metals & Mining - 1.3%
Alcoa, Inc.	5,750,000	71,990
Barrick Gold Corp. (c)	4,149,000	176,337
Brush Engineered Materials, Inc. (a)(d)	1,200,000	21,240
Freeport-McMoRan Copper & Gold, Inc.	1,025,000	84,870
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	200,000	$ 8,482
Vale SA sponsored ADR (c)	1,436,000	41,170
		404,089
TOTAL MATERIALS		963,937
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Corp. Class A (a)(c)	2,442,933	13,827
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Indiabulls Power Ltd. (a)	559,802	397
Ormat Technologies, Inc. (c)	1,191,996	49,074
		49,471
TOTAL COMMON STOCKS (Cost $27,523,545)		31,309,457
Convertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (f)	714,286	4,286
Perlegen Sciences, Inc. Series D, 8.00% (a)(f)	12,820,512	0*
		4,286
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(f)	4,000,000	7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		11,446
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (e)	100,785,287	$ 100,785
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	1,121,200,103	1,121,200
TOTAL MONEY MARKET FUNDS (Cost $1,221,985)		1,221,985
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $28,780,530)		32,542,888
NET OTHER ASSETS - (3.7)%		(1,155,656)
NET ASSETS - 100%		$ 31,387,232
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,177,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 330
Fidelity Securities Lending Cash Central Fund	11,672
Total	$ 12,002
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 4,747	$ -	$ 772	$ -	$ 3,616
Acorda Therapeutics, Inc.	55,053	9,610	15,699	-	67,061
Affymax, Inc.	14,621	-	2,300	-	-
Alexion Pharmaceuticals, Inc.	261,486	22,348	32,741	-	337,269
Alkermes, Inc.	75,145	-	-	-	91,437
Alnylam Pharmaceuticals, Inc.	70,461	7,039	-	-	70,285
Amylin Pharmaceuticals, Inc.	101,692	5,802	-	-	202,125
ArcSight, Inc.	-	53,424	1,105	-	75,471
Array Biopharma, Inc.	17,967	23	-	-	8,185
Atheros Communications, Inc.	87,347	5,415	-	-	177,757
Atheros Communications, Inc. (restricted)	25,426	-	-	-	49,580
Auxilium Pharmaceuticals, Inc.	87,881	18,131	-	-	159,618
BJ's Restaurants, Inc.	-	43,978	-	-	45,651
Brush Engineered Materials, Inc.	-	17,382	-	-	21,240
Buffalo Wild Wings, Inc.	40,919	730	-	-	71,984
Celera Corp.	93,308	-	1,955	-	57,969
Cepheid, Inc.	38,542	26,723	-	-	71,962
Coinstar, Inc.	46,247	63,098	35,853	-	81,705
Cree, Inc.	142,382	8,875	-	-	440,808
CV Therapeutics, Inc.	55,185	5,181	126,186	-	-
Cypress Semiconductor Corp.	59,590	-	-	-	152,890
Dendreon Corp.	$ -	$ 223,254	$ -	$ -	$ 243,924
Exelixis, Inc.	32,615	57	-	-	72,261
Gen-Probe, Inc.	116,058	-	131,657	-	-
Green Mountain Coffee Roasters, Inc.	-	140,727	53,158	-	183,859
GTx, Inc.	37,462	-	24,568	-	-
Human Genome Sciences, Inc.	15,352	135,864	5,248	-	385,026
Illumina, Inc.	215,767	-	233,782	-	-
ImmunoGen, Inc.	-	30,909	-	-	30,884
Immunomedics, Inc.	10,863	9,538	-	-	23,300
Infinera Corp.	89,582	2,433	-	-	78,085
Insulet Corp.	6,315	15,958	-	-	38,391
InterMune, Inc.	45,007	10,318	-	-	49,490
International Rectifier Corp.	28,699	39,547	-	-	91,634
Internet Capital Group, Inc.	14,168	-	-	-	24,756
Isis Pharmaceuticals, Inc.	111,261	1,789	-	-	105,311
JetBlue Airways Corp.	140,604	11,613	-	-	161,742
Lululemon Athletica, Inc.	54,299	8,409	-	-	174,034
Lumber Liquidators, Inc.	-	32,242	-	-	34,702
MAP Pharmaceuticals, Inc.	4,255	14,604	137	-	22,090
Mellanox Technologies Ltd.	22,372	-	-	-	54,873
Micromet, Inc.	-	25,335	-	-	28,527
Minerals Technologies, Inc.	90,500	-	-	385	101,853
Myriad Pharmaceuticals, Inc.	-	10,948	-	-	12,002
NuVasive, Inc.	60,788	12,059	50,873	-	-
OM Group, Inc.	46,563	-	-	-	72,287
OpenTable, Inc.	-	49,870	-	-	48,023
OREXIGEN Therapeutics, Inc.	19,029	602	9,806	-	-
Palm, Inc.	26,220	55,873	-	-	174,713
Pharmasset, Inc.	28,823	20,770	1,734	-	55,781
Power Integrations, Inc.	54,192	-	-	296	99,470
PrivateBancorp, Inc.	-	50,098	14,214	44	-
Rambus, Inc.	108,595	50,357	27,477	-	180,481
Red Hat, Inc.	166,476	17,591	-	-	501,978
Regeneron Pharmaceuticals, Inc.	87,951	7,593	63,151	-	-
Rigel Pharmaceuticals, Inc.	27,063	9,693	-	-	37,728
Rubicon Technology, Inc.	9,401	-	-	-	35,914
Salesforce.com, Inc.	346,302	3,372	3,299	-	762,138
SandRidge Energy, Inc.	31,232	81,884	9,770	-	86,953
Seattle Genetics, Inc.	68,972	16,432	-	-	88,551
Sepracor, Inc.	131,361	-	224,390	-	-
Signature Bank, New York	$ 70,009	$ 5,200	$ 31,393	$ -	$ -
Solera Holdings, Inc.	-	103,851	-	305	123,236
Sonus Networks, Inc.	29,660	-	30,583	-	-
SuccessFactors, Inc.	34,586	14,530	-	-	98,670
Sunesis Pharmaceuticals, Inc.	1,988	-	977	-	-
Sybase, Inc.	-	153,605	-	-	187,329
Synaptics, Inc.	101,669	10,162	86,116	-	-
Thoratec Corp.	136,723	4,226	32,714	-	132,037
TiVo, Inc.	51,298	3,265	-	-	104,082
Transition Therapeutics, Inc.	5,850	-	-	-	18,562
Trubion Pharmaceuticals, Inc.	2,361	-	727	-	5,387
Universal Display Corp.	26,211	859	-	-	39,200
VeriFone Holdings, Inc.	19,769	20,216	8,472	-	104,363
Vertex Pharmaceuticals, Inc.	335,606	89,676	207,370	-	367,744
VistaPrint Ltd.	-	149,838	-	-	201,013
Volterra Semiconductor Corp.	9,911	14,963	-	-	35,454
Total	$ 4,351,787	$ 1,947,889	$ 1,468,227	$ 1,030	$ 7,664,451
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,741,679	$ 3,741,679	$ -	$ -
Consumer Staples	3,784,407	3,784,407	-	-
Energy	1,970,090	1,970,090	-	-
Financials	1,491,449	1,491,449	-	-
Health Care	5,508,041	5,496,444	-	11,597
Industrials	2,026,621	1,999,764	26,857	-
Information Technology	11,771,381	11,771,381	-	-
Materials	963,937	963,937	-	-
Telecommunication Services	13,827	13,827	-	-
Utilities	49,471	49,471	-	-
Money Market Funds	1,221,985	1,221,985	-	-
Total Investments in Securities:	$ 32,542,888	$ 32,504,434	$ 26,857	$ 11,597
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 40,641
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(29,195)
Cost of Purchases	151
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 11,597
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (29,195)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $730,256,000 of which $105,828,000 and $624,428,000 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $1,095,858) - See accompanying schedule: Unaffiliated issuers (cost $20,383,213)	$ 23,656,452
Fidelity Central Funds (cost $1,221,985)	1,221,985
Other affiliated issuers (cost $7,175,332)	7,664,451
Total Investments (cost $28,780,530)		$ 32,542,888
Cash		147
Receivable for investments sold		132,723
Receivable for fund shares sold		26,894
Dividends receivable		39,293
Distributions receivable from Fidelity Central Funds		833
Prepaid expenses		158
Other receivables		674
Total assets		32,743,610

Liabilities
Payable for investments purchased	$ 112,634
Payable for fund shares redeemed	99,515
Accrued management fee	16,671
Other affiliated payables	5,655
Other payables and accrued expenses	703
Collateral on securities loaned, at value	1,121,200
Total liabilities		1,356,378

Net Assets		$ 31,387,232
Net Assets consist of:
Paid in capital		$ 28,689,791
Undistributed net investment income		61,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,126,348)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,762,345
Net Assets		$ 31,387,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2009

Growth Company: Net Asset Value, offering price and redemption price per share ($27,204,026 ÷ 413,771.3 shares)	$ 65.75

Class K: Net Asset Value, offering price and redemption price per share ($4,050,038 ÷ 61,531.2 shares)	$ 65.82

Class F: Net Asset Value, offering price and redemption price per share ($133,168 ÷ 2,023.2 shares)	$ 65.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends (including $1,030 earned from other affiliated issuers)		$ 303,799
Interest		2
Income from Fidelity Central Funds		12,002
Total income		315,803

Expenses
Management fee Basic fee	$ 147,648
Performance adjustment	22,347
Transfer agent fees	65,567
Accounting and security lending fees	2,158
Custodian fees and expenses	539
Independent trustees' compensation	187
Registration fees	169
Audit	135
Legal	142
Interest	4
Miscellaneous	547
Total expenses before reductions	239,443
Expense reductions	(553)	238,890
Net investment income (loss)		76,913
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	122,850
Other affiliated issuers	(401,719)
Foreign currency transactions	2,164
Total net realized gain (loss)		(276,705)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,097,502
Assets and liabilities in foreign currencies	(2,220)
Total change in net unrealized appreciation (depreciation)		9,095,282
Net gain (loss)		8,818,577
Net increase (decrease) in net assets resulting from operations		$ 8,895,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,913	$ 50,198
Net realized gain (loss)	(276,705)	(667,698)
Change in net unrealized appreciation (depreciation)	9,095,282	(16,086,371)
Net increase (decrease) in net assets resulting from operations	8,895,490	(16,703,871)
Distributions to shareholders from net investment income	(39,630)	-
Distributions to shareholders from net realized gain	-	(263,208)
Total distributions	(39,630)	(263,208)
Share transactions - net increase (decrease)	136,875	2,406,877
Total increase (decrease) in net assets	8,992,735	(14,560,202)

Net Assets
Beginning of period	22,394,497	36,954,699
End of period (including undistributed net investment income of $61,444 and undistributed net investment income of $46,140, respectively)	$ 31,387,232	$ 22,394,497

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Company

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 47.24	$ 83.70	$ 69.66	$ 62.44	$ 53.80
Income from Investment Operations
Net investment income (loss) B	.15	.11	(.06)	(.16)	(.18)
Net realized and unrealized gain (loss)	18.44	(35.97)	14.10	7.38	8.90
Total from investment operations	18.59	(35.86)	14.04	7.22	8.72
Distributions from net investment income	(.08)	-	-	-	(.08)
Distributions from net realized gain	-	(.60)	-	-	-
Total distributions	(.08)	(.60)	-	-	(.08)
Net asset value, end of period	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Total Return A	39.41%	(43.15)%	20.16%	11.56%	16.23%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	.97%	.94%	.97%	.96%
Expenses net of fee waivers, if any	.93%	.97%	.94%	.97%	.96%
Expenses net of all reductions	.93%	.96%	.93%	.96%	.94%
Net investment income (loss)	.27%	.15%	(.08)%	(.25)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 27,204	$ 21,090	$ 36,955	$ 30,120	$ 26,826
Portfolio turnover rate D	64%	55%	49%	54%	50%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.27	.11
Net realized and unrealized gain (loss)	18.44	(33.16)
Total from investment operations	18.71	(33.05)
Distributions from net investment income	(.18)	-
Net asset value, end of period	$ 65.82	$ 47.29
Total Return B, C	39.70%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.72%	.81% A
Expenses net of fee waivers, if any	.72%	.81% A
Expenses net of all reductions	.72%	.81% A
Net investment income (loss)	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,050	$ 1,305
Portfolio turnover rate F	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Year ended November 30,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.16
Net realized and unrealized gain (loss)	10.11
Total from investment operations	10.27
Net asset value, end of period	$ 65.82
Total Return B, C	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A
Expenses net of fee waivers, if any	.67% A
Expenses net of all reductions	.67% A
Net investment income (loss)	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 133
Portfolio turnover rate F	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on June 26, 2009. The Fund offers Growth Company, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Company and Class K to eligible shareholders of Growth Company. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 15, 2010 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,790,109
Gross unrealized depreciation	(3,424,628)
Net unrealized appreciation (depreciation)	$ 3,365,481

Tax Cost	$ 29,177,407

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 62,795
Capital loss carryforward	$ (730,256)
Net unrealized appreciation (depreciation)	$ 3,365,468

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 39,630	$ -
Long-term Capital Gains	-	263,208
Total	$ 39,630	$ 263,208

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,902,980 and $16,699,321, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the Fund, Growth Company as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Growth Company	$ 63,864.27
Class K	1,703.06
	$ 65,567

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $137 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 21,470.42%		$ 4

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $130 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $11,672.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Company's operating expenses. During the period, this reimbursement reduced the class expenses by $23.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $518 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Growth Company	$ 34,735	$ -
Class K	4,895	-
Total	$ 39,630	$ -
From net realized gain
Growth Company	$ -	$ 263,208

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 B, C	2008 A	2009 B, C	2008 A
Growth Company
Shares sold	76,783	115,512	$ 4,112,818	$ 8,124,611
Conversion to Class K	(24,352)	(27,440)	(1,199,022)	(1,475,177)
Reinvestment of distributions	723	3,159	34,309	260,282
Shares redeemed	(85,813)	(86,290)	(4,688,317)	(5,987,868)
Net increase (decrease)	(32,659)	4,941	$ (1,740,212)	$ 921,848
Class K
Shares sold	17,950	935	$ 1,048,862	$ 49,007
Conversion from Growth Company	25,027	27,422	1,199,022	1,475,177
Reinvestment of distributions	103	-	4,895	-
Shares redeemed	(9,136)	(770)	(507,569)	(39,155)
Net increase (decrease)	33,944	27,587	$ 1,745,210	$ 1,485,029
Class F
Shares sold	2,083	-	$ 135,842	$ -
Shares redeemed	(60)	-	(3,965)	-
Net increase (decrease)	2,023	-	$ 131,877	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

C Conversion transactions for Class K and Growth Company are for the period December 1, 2008 through August 31, 2009.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the schedule of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 15, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Growth Company Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Growth Company	12/14/09	12/11/09	$0.119	$0.005

Growth Company designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Growth Company designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Growth Company (retail class), as well as the fund's relative investment performance for Fidelity Growth Company (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Growth Company (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008, and the fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Growth Company (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Growth Company Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Growth Company (retail class) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of Fidelity Growth Company (retail class) compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Growth Company (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Growth Company Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GCF-UANN-0110
1.786708.106

Fidelity®

Growth Company

Fund -
Class F

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class F A	39.56%	4.33%	0.63%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Growth Company, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Company Fund - Class F on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Steven Wymer, Portfolio Manager of Fidelity® Growth Company Fund: During the past year the fund's Class F shares solidly outperformed the 35.13% gain of the Russell 3000® Growth Index. (For specific class-level returns, please see the performance section of this report.) Key to the fund's performance was stock picking in the technology space. Within software and services, software-as-a-service and open-source leaders Salesforce.com and Red Hat, respectively, along with Internet search and advertising leader Google, provided excellent returns. In tech hardware and equipment, light-emitting diode (LED) manufacturer Cree contributed as well. Strong stock picking in the health care area was another positive, with stakes in Human Genome Sciences and Illumina boosting returns. A number of the fund's pharmaceutical holdings benefited from buyouts, including Wyeth. Elsewhere, our positioning within diversified financials played a positive role, as did stock picking in consumer discretionary. On the other hand, the fund's overweighting in telecommunication services stocks, and poor picks there, hurt, including Sprint Nextel. A few weak picks in health care partially offset the gains in that area, including investments in Celgene and Ireland's Elan. In the technology area, Japanese video game console maker Nintendo detracted, as the company suffered from declining sales of its Wii gaming platform. Underweighting IBM hurt as well when the company demonstrated solid performance during the downturn. Overweighting energy and materials also was a negative, as was stock picking in these areas. Some of the stocks I've discussed were out-of-index positions and some were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009) for Growth Company and Class K and for the entire period (June 26, 2009 to November 30, 2009) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value November 30, 2009	Expenses Paid During Period
Growth Company	.93%
Actual		$ 1,000.00	$ 1,199.60	$ 5.13 B
HypotheticalA		$ 1,000.00	$ 1,020.41	$ 4.71 C
Class K	.74%
Actual		$ 1,000.00	$ 1,200.70	$ 4.08 B
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75 C
Class F	.67%
Actual		$ 1,000.00	$ 1,184.90	$ 3.17 B
HypotheticalA		$ 1,000.00	$ 1,021.71	$ 3.40 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Growth Company and Class K and multiplied by 158/365 (to reflect the period June 26, 2009 to November 30, 2009) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	4.0	3.7
Apple, Inc.	3.8	2.8
Microsoft Corp.	3.0	1.7
Salesforce.com, Inc.	2.4	1.7
Starbucks Corp.	2.1	1.1
Visa, Inc. Class A	1.7	2.0
Red Hat, Inc.	1.6	1.4
Wal-Mart Stores, Inc.	1.6	1.3
The Coca-Cola Co.	1.5	0.7
Cisco Systems, Inc.	1.4	1.1
	23.1
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.5	34.4
Health Care	17.5	14.5
Consumer Staples	12.1	8.7
Consumer Discretionary	11.9	10.1
Industrials	6.5	6.7
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Stocks 99.8%		Stocks 99.6%
	Convertible Securities 0.0%†		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	7.0%	** Foreign investments	8.5%
† Amount represents less than 0.1%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.2%
Johnson Controls, Inc.	2,375,000	$ 64,244
Automobiles - 0.1%
Ford Motor Co. (a)	3,450,000	30,671
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)(c)(d)	3,049,848	81,705
Hotels, Restaurants & Leisure - 4.5%
BJ's Restaurants, Inc. (a)(d)	2,674,364	45,651
Buffalo Wild Wings, Inc. (a)(c)(d)	1,802,300	71,984
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	1,745,000	61,302
Hyatt Hotels Corp. Class A	4,373,440	125,736
McDonald's Corp.	3,300,000	208,725
Panera Bread Co. Class A (a)(c)	1,445,000	90,977
Starbucks Corp. (a)	30,288,400	663,316
Starwood Hotels & Resorts Worldwide, Inc.	3,275,000	104,866
The Cheesecake Factory, Inc. (a)	2,995,000	56,396
		1,428,953
Household Durables - 0.9%
Gafisa SA sponsored ADR (a)(c)	1,770,000	59,649
Pulte Homes, Inc.	1,347,157	12,313
Tupperware Brands Corp.	2,975,000	138,486
Whirlpool Corp.	916,206	67,946
		278,394
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	2,721,000	369,811
Priceline.com, Inc. (a)	145,000	31,047
		400,858
Media - 0.4%
Comcast Corp. Class A	4,197,500	61,577
DreamWorks Animation SKG, Inc. Class A (a)	850,000	28,450
News Corp. Class A	1,330,000	15,242
Time Warner, Inc.	900,650	27,668
		132,937
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	375,000	18,364
Kohl's Corp. (a)	1,340,000	71,208
Nordstrom, Inc. (c)	2,700,000	90,315
Target Corp.	5,295,000	246,535
		426,422
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	1,850,000	$ 69,116
Best Buy Co., Inc.	3,587,500	153,653
CarMax, Inc. (a)	3,645,000	72,463
Gamestop Corp. Class A (a)	140,000	3,417
Home Depot, Inc.	1,485,000	40,630
J. Crew Group, Inc. (a)	225,000	9,628
Lowe's Companies, Inc.	3,745,800	81,696
Lumber Liquidators, Inc. (a)(d)	1,469,167	34,702
Rue21, Inc.	155,400	3,840
Staples, Inc.	4,425,602	103,205
Tiffany & Co., Inc.	575,000	24,541
Urban Outfitters, Inc. (a)	565,000	17,877
		614,768
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	187,200	6,505
Lululemon Athletica, Inc. (a)(c)(d)	6,650,125	174,034
NIKE, Inc. Class B	1,454,000	94,350
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	355,000	7,838
		282,727
TOTAL CONSUMER DISCRETIONARY		3,741,679
CONSUMER STAPLES - 12.1%
Beverages - 3.0%
Dr Pepper Snapple Group, Inc.	7,610,000	199,306
PepsiCo, Inc.	4,641,640	288,803
The Coca-Cola Co.	7,952,500	454,883
		942,992
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	2,025,800	121,366
CVS Caremark Corp.	2,202,780	68,308
Kroger Co.	390,000	8,869
Wal-Mart Stores, Inc.	9,055,300	493,967
Walgreen Co.	6,425,000	249,868
Whole Foods Market, Inc. (a)(c)	1,435,000	36,808
		979,186
Food Products - 1.9%
Archer Daniels Midland Co.	595,000	18,332
Campbell Soup Co.	920,000	32,172
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Cosan Ltd. Class A (a)	7,183,455	$ 52,727
General Mills, Inc.	682,800	46,430
Green Mountain Coffee Roasters, Inc. (a)(c)(d)	2,919,326	183,859
Hershey Co.	385,000	13,617
Kellogg Co.	1,230,000	64,673
Smithfield Foods, Inc. (a)(c)	3,225,000	49,923
Tyson Foods, Inc. Class A	10,305,000	123,866
		585,599
Household Products - 1.4%
Clorox Co.	1,315,000	79,255
Colgate-Palmolive Co.	1,395,000	117,445
Kimberly-Clark Corp.	645,000	42,551
Procter & Gamble Co.	2,979,483	185,771
		425,022
Personal Products - 1.1%
Avon Products, Inc.	7,315,000	250,539
Herbalife Ltd.	675,000	28,310
Mead Johnson Nutrition Co. Class A (c)	861,800	37,807
MediFast, Inc. (a)	725,000	19,561
Nu Skin Enterprises, Inc. Class A	675,000	18,077
		354,294
Tobacco - 1.6%
Altria Group, Inc.	5,780,380	108,729
Philip Morris International, Inc.	8,080,380	388,585
		497,314
TOTAL CONSUMER STAPLES		3,784,407
ENERGY - 6.3%
Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc. (c)	627,900	62,501
FMC Technologies, Inc. (a)	925,000	50,385
Schlumberger Ltd.	3,009,000	192,245
Transocean Ltd. (a)	290,000	24,763
Weatherford International Ltd. (a)	2,920,480	48,772
		378,666
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	1,470,000	87,509
Apache Corp.	630,000	60,026
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cameco Corp.	1,650,000	$ 47,397
Chesapeake Energy Corp.	14,350,000	343,252
Devon Energy Corp.	465,000	31,318
EnCana Corp.	235,000	12,595
Exxon Mobil Corp.	1,515,000	113,731
Peabody Energy Corp.	2,500,000	111,150
Petrohawk Energy Corp. (a)	4,501,100	100,555
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,420,000	175,378
Range Resources Corp.	4,693,689	221,214
SandRidge Energy, Inc. (a)(c)(d)	9,270,000	86,953
Southwestern Energy Co. (a)	4,557,461	200,346
		1,591,424
TOTAL ENERGY		1,970,090
FINANCIALS - 4.7%
Capital Markets - 1.0%
Charles Schwab Corp.	6,109,975	111,996
Franklin Resources, Inc.	520,000	56,176
Goldman Sachs Group, Inc.	190,000	32,235
Jefferies Group, Inc. (a)	380,000	8,911
Knight Capital Group, Inc. Class A (a)	1,695,000	24,815
Morgan Stanley	1,050,000	33,159
Northern Trust Corp.	745,000	36,878
The Blackstone Group LP	1,700,000	23,528
		327,698
Commercial Banks - 1.0%
HDFC Bank Ltd. sponsored ADR (c)	530,000	71,312
ICICI Bank Ltd. sponsored ADR	1,495,000	55,614
PrivateBancorp, Inc.	1,752,500	17,332
Signature Bank, New York (a)	1,514,284	46,913
Wells Fargo & Co.	4,152,300	116,430
		307,601
Consumer Finance - 1.6%
American Express Co.	2,392,548	100,080
Discover Financial Services	25,918,800	400,705
		500,785
Diversified Financial Services - 1.1%
Bank of America Corp.	4,500,000	71,325
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BM&F BOVESPA SA	27,429,772	$ 183,126
JPMorgan Chase & Co.	2,375,000	100,914
		355,365
TOTAL FINANCIALS		1,491,449
HEALTH CARE - 17.5%
Biotechnology - 9.7%
Acadia Pharmaceuticals, Inc. (a)(d)	2,939,844	3,616
Acorda Therapeutics, Inc. (a)(d)	2,784,906	67,061
Affymax, Inc. (a)	1,145,000	23,335
Alexion Pharmaceuticals, Inc. (a)(d)	7,437,030	337,269
Alkermes, Inc. (a)(d)	10,182,261	91,437
Alnylam Pharmaceuticals, Inc. (a)(c)(d)	4,181,165	70,285
Amgen, Inc. (a)	2,975,000	167,641
Amylin Pharmaceuticals, Inc. (a)(d)	14,174,245	202,125
Array Biopharma, Inc. (a)(d)	4,758,770	8,185
Biogen Idec, Inc. (a)	999,164	46,901
Celera Corp. (a)(d)	9,289,848	57,969
Celgene Corp. (a)	2,571,744	142,603
Cepheid, Inc. (a)(d)	5,812,775	71,962
Dendreon Corp. (a)(c)(d)	8,921,866	243,924
Exelixis, Inc. (a)(d)	10,564,521	72,261
Genzyme Corp. (a)	520,000	26,364
Gilead Sciences, Inc. (a)	1,700,000	78,285
Human Genome Sciences, Inc. (a)(c)(d)	13,839,896	385,026
ImmunoGen, Inc. (a)(d)	3,919,311	30,884
Immunomedics, Inc. (a)(d)	7,516,200	23,300
InterMune, Inc. (c)(d)	4,608,017	49,490
Isis Pharmaceuticals, Inc. (a)(d)	9,832,981	105,311
Metabolix, Inc. (a)	777,778	8,688
Micromet, Inc. (a)(c)(d)	4,176,691	28,527
Myriad Genetics, Inc. (a)	3,763,496	87,012
Myriad Pharmaceuticals, Inc. (a)(d)	2,395,624	12,002
Pharmasset, Inc. (a)(d)	2,790,436	55,781
Regeneron Pharmaceuticals, Inc. (a)	1,938,948	35,580
Rigel Pharmaceuticals, Inc. (a)(d)	4,983,926	37,728
Seattle Genetics, Inc. (a)(d)	9,542,116	88,551
Transition Therapeutics, Inc. (a)(d)	2,332,446	18,562
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Trubion Pharmaceuticals, Inc. (a)(c)(d)	1,440,500	$ 5,387
Vertex Pharmaceuticals, Inc. (a)(d)	9,473,067	367,744
		3,050,796
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	905,000	49,368
CareFusion Corp. (a)	617,500	15,950
Edwards Lifesciences Corp. (a)	300,000	24,684
Insulet Corp. (a)(c)(d)	3,131,400	38,391
Medtronic, Inc.	1,529,964	64,932
NuVasive, Inc. (a)	365,424	11,858
St. Jude Medical, Inc. (a)	834,200	30,623
Thoratec Corp. (a)(d)	4,432,265	132,037
		367,843
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	1,235,000	39,804
McKesson Corp.	2,555,000	158,461
Medco Health Solutions, Inc. (a)	2,162,720	136,597
UnitedHealth Group, Inc.	3,866,400	110,850
		445,712
Health Care Technology - 0.4%
athenahealth, Inc. (a)	569,485	23,861
Cerner Corp. (a)	1,260,000	94,865
		118,726
Life Sciences Tools & Services - 0.6%
Bruker BioSciences Corp. (a)	2,215,000	25,096
Illumina, Inc. (a)	2,878,130	83,236
Life Technologies Corp. (a)	1,410,000	70,190
		178,522
Pharmaceuticals - 4.2%
Abbott Laboratories	2,111,500	115,056
Allergan, Inc.	1,185,000	68,884
Auxilium Pharmaceuticals, Inc. (a)(c)(d)	4,577,511	159,618
Bristol-Myers Squibb Co.	2,489,700	63,014
Concert Pharmaceuticals, Inc. (a)(f)	186,198	151
Elan Corp. PLC sponsored ADR (a)	51,374,070	324,684
Johnson & Johnson	5,618,300	353,054
MAP Pharmaceuticals, Inc. (a)(c)(d)	2,440,914	22,090
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	3,305,668	$ 119,698
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,060,000	108,747
		1,334,996
TOTAL HEALTH CARE		5,496,595
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	1,405,000	54,050
Lockheed Martin Corp.	1,140,100	88,050
Raytheon Co.	665,000	34,267
The Boeing Co.	520,000	27,253
		203,620
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	4,539,000	260,856
Airlines - 1.1%
Delta Air Lines, Inc. (a)	12,034,146	98,560
JetBlue Airways Corp. (a)(c)(d)	29,354,243	161,742
Ryanair Holdings PLC sponsored ADR (a)	20,000	524
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/10 (a)	3,230,000	26,857
Southwest Airlines Co.	6,783,515	62,408
		350,091
Construction & Engineering - 0.2%
Fluor Corp.	1,625,000	69,030
Electrical Equipment - 0.3%
A123 Systems, Inc.	1,371,800	22,155
American Superconductor Corp. (a)(c)	705,000	23,406
First Solar, Inc. (a)(c)	142,090	16,924
SunPower Corp. Class A (a)(c)	1,631,400	33,721
		96,206
Industrial Conglomerates - 0.6%
3M Co.	2,320,000	179,661
General Electric Co.	1,000,000	16,020
		195,681
Machinery - 1.4%
Caterpillar, Inc.	4,230,000	246,990
Cummins, Inc.	1,655,000	74,310
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	985,000	$ 69,856
Deere & Co.	505,000	27,023
		418,179
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	1,015,000	99,775
CSX Corp.	2,015,000	95,672
Hertz Global Holdings, Inc. (a)(c)	8,580,000	84,084
Norfolk Southern Corp.	1,065,000	54,741
Union Pacific Corp.	1,560,000	98,686
		432,958
TOTAL INDUSTRIALS		2,026,621
INFORMATION TECHNOLOGY - 37.5%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	18,972,600	443,959
F5 Networks, Inc. (a)	765,000	35,978
Infinera Corp. (a)(c)(d)	9,487,800	78,085
Juniper Networks, Inc. (a)	1,410,000	36,843
Palm, Inc. (a)(c)(d)	16,014,017	174,713
QUALCOMM, Inc.	9,538,400	429,228
Research In Motion Ltd. (a)	52,800	3,057
Riverbed Technology, Inc. (a)	1,465,000	29,827
		1,231,690
Computers & Peripherals - 6.6%
Apple, Inc. (a)	5,975,959	1,194,654
Hewlett-Packard Co.	7,835,000	384,385
International Business Machines Corp.	2,939,800	371,444
NetApp, Inc. (a)	2,727,208	84,053
SanDisk Corp. (a)	105,000	2,071
Synaptics, Inc. (a)(c)	1,688,777	45,496
		2,082,103
Electronic Equipment & Components - 0.2%
Corning, Inc.	1,508,000	25,153
Trimble Navigation Ltd. (a)	140,000	3,126
Universal Display Corp. (a)(c)(d)	3,670,445	39,200
		67,479
Internet Software & Services - 6.4%
Akamai Technologies, Inc. (a)	445,000	10,680
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Baidu.com, Inc. sponsored ADR (a)	290,000	$ 125,785
eBay, Inc. (a)	7,702,200	188,473
Google, Inc. Class A (a)	2,127,448	1,240,298
Internet Capital Group, Inc. (a)(d)	3,850,000	24,756
Mercadolibre, Inc. (a)(c)	875,000	43,190
OpenTable, Inc. (c)(d)	1,814,231	48,023
VeriSign, Inc. (a)	890,000	19,972
VistaPrint Ltd. (a)(c)(d)	3,524,695	201,013
Yahoo!, Inc. (a)	6,186,340	92,610
		1,994,800
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	76,206
MasterCard, Inc. Class A	415,000	99,957
The Western Union Co.	1,360,000	25,092
Total System Services, Inc.	1,590,659	27,487
VeriFone Holdings, Inc. (a)(d)	7,870,500	104,363
Visa, Inc. Class A	6,369,100	515,897
		849,002
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	2,200,000	15,422
Applied Materials, Inc.	7,270,400	89,499
ASML Holding NV (NY Shares)	648,888	20,109
Atheros Communications, Inc. (a)(d)	6,243,666	177,757
Atheros Communications, Inc. (a)(d)(f)	1,741,486	49,580
Broadcom Corp. Class A (a)	3,370,000	98,404
Cree, Inc. (a)(d)	9,216,131	440,808
Cypress Semiconductor Corp. (a)(d)	15,976,000	152,890
FEI Co. (a)	1,763,100	43,055
Intel Corp.	18,175,800	348,975
International Rectifier Corp. (a)(d)	4,895,000	91,634
KLA-Tencor Corp.	510,000	15,932
Linear Technology Corp.	625,800	16,878
Marvell Technology Group Ltd. (a)	2,718,310	41,916
Mellanox Technologies Ltd. (a)(d)	3,023,300	54,873
NVIDIA Corp. (a)	13,915,000	181,730
Power Integrations, Inc. (d)	2,961,308	99,470
Rambus, Inc. (a)(c)(d)	10,128,000	180,481
Rubicon Technology, Inc. (a)(c)(d)	2,061,630	35,914
Samsung Electronics Co. Ltd.	50,000	30,891
Silicon Laboratories, Inc. (a)	1,610,000	67,990
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc. (a)	2,180,147	$ 51,604
Texas Instruments, Inc.	2,236,000	56,548
Volterra Semiconductor Corp. (a)(d)	2,150,000	35,454
		2,397,814
Software - 10.0%
Activision Blizzard, Inc. (a)	1,850,000	21,072
Adobe Systems, Inc. (a)	843,236	29,581
ArcSight, Inc. (a)(d)	3,317,419	75,471
Citrix Systems, Inc. (a)	1,971,377	75,267
Electronic Arts, Inc. (a)	60,000	1,013
Fortinet, Inc.	1,197,877	20,352
Microsoft Corp.	31,610,000	929,650
Oracle Corp.	6,105,000	134,798
Red Hat, Inc. (a)(d)	18,800,691	501,978
Salesforce.com, Inc. (a)(d)	12,159,194	762,138
Solera Holdings, Inc. (d)	3,525,051	123,236
SuccessFactors, Inc. (a)(d)	6,551,825	98,670
Sybase, Inc. (a)(c)(d)	4,655,300	187,329
TiVo, Inc. (a)(d)	10,513,329	104,082
VMware, Inc. Class A (a)	1,997,533	83,856
		3,148,493
TOTAL INFORMATION TECHNOLOGY		11,771,381
MATERIALS - 3.1%
Chemicals - 1.8%
Dow Chemical Co.	5,180,000	143,900
Minerals Technologies, Inc. (d)	1,927,580	101,853
Monsanto Co.	2,094,978	169,169
OM Group, Inc. (a)(d)	2,360,000	72,287
Potash Corp. of Saskatchewan, Inc.	226,200	25,267
The Mosaic Co.	870,000	47,372
		559,848
Metals & Mining - 1.3%
Alcoa, Inc.	5,750,000	71,990
Barrick Gold Corp. (c)	4,149,000	176,337
Brush Engineered Materials, Inc. (a)(d)	1,200,000	21,240
Freeport-McMoRan Copper & Gold, Inc.	1,025,000	84,870
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	200,000	$ 8,482
Vale SA sponsored ADR (c)	1,436,000	41,170
		404,089
TOTAL MATERIALS		963,937
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Corp. Class A (a)(c)	2,442,933	13,827
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Indiabulls Power Ltd. (a)	559,802	397
Ormat Technologies, Inc. (c)	1,191,996	49,074
		49,471
TOTAL COMMON STOCKS (Cost $27,523,545)		31,309,457
Convertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (f)	714,286	4,286
Perlegen Sciences, Inc. Series D, 8.00% (a)(f)	12,820,512	0*
		4,286
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(f)	4,000,000	7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		11,446
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (e)	100,785,287	$ 100,785
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	1,121,200,103	1,121,200
TOTAL MONEY MARKET FUNDS (Cost $1,221,985)		1,221,985
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $28,780,530)		32,542,888
NET OTHER ASSETS - (3.7)%		(1,155,656)
NET ASSETS - 100%		$ 31,387,232
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,177,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 330
Fidelity Securities Lending Cash Central Fund	11,672
Total	$ 12,002
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 4,747	$ -	$ 772	$ -	$ 3,616
Acorda Therapeutics, Inc.	55,053	9,610	15,699	-	67,061
Affymax, Inc.	14,621	-	2,300	-	-
Alexion Pharmaceuticals, Inc.	261,486	22,348	32,741	-	337,269
Alkermes, Inc.	75,145	-	-	-	91,437
Alnylam Pharmaceuticals, Inc.	70,461	7,039	-	-	70,285
Amylin Pharmaceuticals, Inc.	101,692	5,802	-	-	202,125
ArcSight, Inc.	-	53,424	1,105	-	75,471
Array Biopharma, Inc.	17,967	23	-	-	8,185
Atheros Communications, Inc.	87,347	5,415	-	-	177,757
Atheros Communications, Inc. (restricted)	25,426	-	-	-	49,580
Auxilium Pharmaceuticals, Inc.	87,881	18,131	-	-	159,618
BJ's Restaurants, Inc.	-	43,978	-	-	45,651
Brush Engineered Materials, Inc.	-	17,382	-	-	21,240
Buffalo Wild Wings, Inc.	40,919	730	-	-	71,984
Celera Corp.	93,308	-	1,955	-	57,969
Cepheid, Inc.	38,542	26,723	-	-	71,962
Coinstar, Inc.	46,247	63,098	35,853	-	81,705
Cree, Inc.	142,382	8,875	-	-	440,808
CV Therapeutics, Inc.	55,185	5,181	126,186	-	-
Cypress Semiconductor Corp.	59,590	-	-	-	152,890
Dendreon Corp.	$ -	$ 223,254	$ -	$ -	$ 243,924
Exelixis, Inc.	32,615	57	-	-	72,261
Gen-Probe, Inc.	116,058	-	131,657	-	-
Green Mountain Coffee Roasters, Inc.	-	140,727	53,158	-	183,859
GTx, Inc.	37,462	-	24,568	-	-
Human Genome Sciences, Inc.	15,352	135,864	5,248	-	385,026
Illumina, Inc.	215,767	-	233,782	-	-
ImmunoGen, Inc.	-	30,909	-	-	30,884
Immunomedics, Inc.	10,863	9,538	-	-	23,300
Infinera Corp.	89,582	2,433	-	-	78,085
Insulet Corp.	6,315	15,958	-	-	38,391
InterMune, Inc.	45,007	10,318	-	-	49,490
International Rectifier Corp.	28,699	39,547	-	-	91,634
Internet Capital Group, Inc.	14,168	-	-	-	24,756
Isis Pharmaceuticals, Inc.	111,261	1,789	-	-	105,311
JetBlue Airways Corp.	140,604	11,613	-	-	161,742
Lululemon Athletica, Inc.	54,299	8,409	-	-	174,034
Lumber Liquidators, Inc.	-	32,242	-	-	34,702
MAP Pharmaceuticals, Inc.	4,255	14,604	137	-	22,090
Mellanox Technologies Ltd.	22,372	-	-	-	54,873
Micromet, Inc.	-	25,335	-	-	28,527
Minerals Technologies, Inc.	90,500	-	-	385	101,853
Myriad Pharmaceuticals, Inc.	-	10,948	-	-	12,002
NuVasive, Inc.	60,788	12,059	50,873	-	-
OM Group, Inc.	46,563	-	-	-	72,287
OpenTable, Inc.	-	49,870	-	-	48,023
OREXIGEN Therapeutics, Inc.	19,029	602	9,806	-	-
Palm, Inc.	26,220	55,873	-	-	174,713
Pharmasset, Inc.	28,823	20,770	1,734	-	55,781
Power Integrations, Inc.	54,192	-	-	296	99,470
PrivateBancorp, Inc.	-	50,098	14,214	44	-
Rambus, Inc.	108,595	50,357	27,477	-	180,481
Red Hat, Inc.	166,476	17,591	-	-	501,978
Regeneron Pharmaceuticals, Inc.	87,951	7,593	63,151	-	-
Rigel Pharmaceuticals, Inc.	27,063	9,693	-	-	37,728
Rubicon Technology, Inc.	9,401	-	-	-	35,914
Salesforce.com, Inc.	346,302	3,372	3,299	-	762,138
SandRidge Energy, Inc.	31,232	81,884	9,770	-	86,953
Seattle Genetics, Inc.	68,972	16,432	-	-	88,551
Sepracor, Inc.	131,361	-	224,390	-	-
Signature Bank, New York	$ 70,009	$ 5,200	$ 31,393	$ -	$ -
Solera Holdings, Inc.	-	103,851	-	305	123,236
Sonus Networks, Inc.	29,660	-	30,583	-	-
SuccessFactors, Inc.	34,586	14,530	-	-	98,670
Sunesis Pharmaceuticals, Inc.	1,988	-	977	-	-
Sybase, Inc.	-	153,605	-	-	187,329
Synaptics, Inc.	101,669	10,162	86,116	-	-
Thoratec Corp.	136,723	4,226	32,714	-	132,037
TiVo, Inc.	51,298	3,265	-	-	104,082
Transition Therapeutics, Inc.	5,850	-	-	-	18,562
Trubion Pharmaceuticals, Inc.	2,361	-	727	-	5,387
Universal Display Corp.	26,211	859	-	-	39,200
VeriFone Holdings, Inc.	19,769	20,216	8,472	-	104,363
Vertex Pharmaceuticals, Inc.	335,606	89,676	207,370	-	367,744
VistaPrint Ltd.	-	149,838	-	-	201,013
Volterra Semiconductor Corp.	9,911	14,963	-	-	35,454
Total	$ 4,351,787	$ 1,947,889	$ 1,468,227	$ 1,030	$ 7,664,451
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,741,679	$ 3,741,679	$ -	$ -
Consumer Staples	3,784,407	3,784,407	-	-
Energy	1,970,090	1,970,090	-	-
Financials	1,491,449	1,491,449	-	-
Health Care	5,508,041	5,496,444	-	11,597
Industrials	2,026,621	1,999,764	26,857	-
Information Technology	11,771,381	11,771,381	-	-
Materials	963,937	963,937	-	-
Telecommunication Services	13,827	13,827	-	-
Utilities	49,471	49,471	-	-
Money Market Funds	1,221,985	1,221,985	-	-
Total Investments in Securities:	$ 32,542,888	$ 32,504,434	$ 26,857	$ 11,597
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 40,641
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(29,195)
Cost of Purchases	151
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 11,597
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (29,195)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $730,256,000 of which $105,828,000 and $624,428,000 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $1,095,858) - See accompanying schedule: Unaffiliated issuers (cost $20,383,213)	$ 23,656,452
Fidelity Central Funds (cost $1,221,985)	1,221,985
Other affiliated issuers (cost $7,175,332)	7,664,451
Total Investments (cost $28,780,530)		$ 32,542,888
Cash		147
Receivable for investments sold		132,723
Receivable for fund shares sold		26,894
Dividends receivable		39,293
Distributions receivable from Fidelity Central Funds		833
Prepaid expenses		158
Other receivables		674
Total assets		32,743,610

Liabilities
Payable for investments purchased	$ 112,634
Payable for fund shares redeemed	99,515
Accrued management fee	16,671
Other affiliated payables	5,655
Other payables and accrued expenses	703
Collateral on securities loaned, at value	1,121,200
Total liabilities		1,356,378

Net Assets		$ 31,387,232
Net Assets consist of:
Paid in capital		$ 28,689,791
Undistributed net investment income		61,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,126,348)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,762,345
Net Assets		$ 31,387,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2009

Growth Company: Net Asset Value, offering price and redemption price per share ($27,204,026 ÷ 413,771.3 shares)	$ 65.75

Class K: Net Asset Value, offering price and redemption price per share ($4,050,038 ÷ 61,531.2 shares)	$ 65.82

Class F: Net Asset Value, offering price and redemption price per share ($133,168 ÷ 2,023.2 shares)	$ 65.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends (including $1,030 earned from other affiliated issuers)		$ 303,799
Interest		2
Income from Fidelity Central Funds		12,002
Total income		315,803

Expenses
Management fee Basic fee	$ 147,648
Performance adjustment	22,347
Transfer agent fees	65,567
Accounting and security lending fees	2,158
Custodian fees and expenses	539
Independent trustees' compensation	187
Registration fees	169
Audit	135
Legal	142
Interest	4
Miscellaneous	547
Total expenses before reductions	239,443
Expense reductions	(553)	238,890
Net investment income (loss)		76,913
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	122,850
Other affiliated issuers	(401,719)
Foreign currency transactions	2,164
Total net realized gain (loss)		(276,705)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,097,502
Assets and liabilities in foreign currencies	(2,220)
Total change in net unrealized appreciation (depreciation)		9,095,282
Net gain (loss)		8,818,577
Net increase (decrease) in net assets resulting from operations		$ 8,895,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,913	$ 50,198
Net realized gain (loss)	(276,705)	(667,698)
Change in net unrealized appreciation (depreciation)	9,095,282	(16,086,371)
Net increase (decrease) in net assets resulting from operations	8,895,490	(16,703,871)
Distributions to shareholders from net investment income	(39,630)	-
Distributions to shareholders from net realized gain	-	(263,208)
Total distributions	(39,630)	(263,208)
Share transactions - net increase (decrease)	136,875	2,406,877
Total increase (decrease) in net assets	8,992,735	(14,560,202)

Net Assets
Beginning of period	22,394,497	36,954,699
End of period (including undistributed net investment income of $61,444 and undistributed net investment income of $46,140, respectively)	$ 31,387,232	$ 22,394,497

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Company

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 47.24	$ 83.70	$ 69.66	$ 62.44	$ 53.80
Income from Investment Operations
Net investment income (loss) B	.15	.11	(.06)	(.16)	(.18)
Net realized and unrealized gain (loss)	18.44	(35.97)	14.10	7.38	8.90
Total from investment operations	18.59	(35.86)	14.04	7.22	8.72
Distributions from net investment income	(.08)	-	-	-	(.08)
Distributions from net realized gain	-	(.60)	-	-	-
Total distributions	(.08)	(.60)	-	-	(.08)
Net asset value, end of period	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Total Return A	39.41%	(43.15)%	20.16%	11.56%	16.23%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	.97%	.94%	.97%	.96%
Expenses net of fee waivers, if any	.93%	.97%	.94%	.97%	.96%
Expenses net of all reductions	.93%	.96%	.93%	.96%	.94%
Net investment income (loss)	.27%	.15%	(.08)%	(.25)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 27,204	$ 21,090	$ 36,955	$ 30,120	$ 26,826
Portfolio turnover rate D	64%	55%	49%	54%	50%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.27	.11
Net realized and unrealized gain (loss)	18.44	(33.16)
Total from investment operations	18.71	(33.05)
Distributions from net investment income	(.18)	-
Net asset value, end of period	$ 65.82	$ 47.29
Total Return B, C	39.70%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.72%	.81% A
Expenses net of fee waivers, if any	.72%	.81% A
Expenses net of all reductions	.72%	.81% A
Net investment income (loss)	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,050	$ 1,305
Portfolio turnover rate F	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Year ended November 30,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.16
Net realized and unrealized gain (loss)	10.11
Total from investment operations	10.27
Net asset value, end of period	$ 65.82
Total Return B, C	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A
Expenses net of fee waivers, if any	.67% A
Expenses net of all reductions	.67% A
Net investment income (loss)	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 133
Portfolio turnover rate F	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on June 26, 2009. The Fund offers Growth Company, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Company and Class K to eligible shareholders of Growth Company. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 15, 2010 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,790,109
Gross unrealized depreciation	(3,424,628)
Net unrealized appreciation (depreciation)	$ 3,365,481

Tax Cost	$ 29,177,407

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 62,795
Capital loss carryforward	$ (730,256)
Net unrealized appreciation (depreciation)	$ 3,365,468

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 39,630	$ -
Long-term Capital Gains	-	263,208
Total	$ 39,630	$ 263,208

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,902,980 and $16,699,321, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the Fund, Growth Company as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Growth Company	$ 63,864.27
Class K	1,703.06
	$ 65,567

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $137 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 21,470.42%		$ 4

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $130 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $11,672.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Company's operating expenses. During the period, this reimbursement reduced the class expenses by $23.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $518 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Growth Company	$ 34,735	$ -
Class K	4,895	-
Total	$ 39,630	$ -
From net realized gain
Growth Company	$ -	$ 263,208

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 B, C	2008 A	2009 B, C	2008 A
Growth Company
Shares sold	76,783	115,512	$ 4,112,818	$ 8,124,611
Conversion to Class K	(24,352)	(27,440)	(1,199,022)	(1,475,177)
Reinvestment of distributions	723	3,159	34,309	260,282
Shares redeemed	(85,813)	(86,290)	(4,688,317)	(5,987,868)
Net increase (decrease)	(32,659)	4,941	$ (1,740,212)	$ 921,848
Class K
Shares sold	17,950	935	$ 1,048,862	$ 49,007
Conversion from Growth Company	25,027	27,422	1,199,022	1,475,177
Reinvestment of distributions	103	-	4,895	-
Shares redeemed	(9,136)	(770)	(507,569)	(39,155)
Net increase (decrease)	33,944	27,587	$ 1,745,210	$ 1,485,029
Class F
Shares sold	2,083	-	$ 135,842	$ -
Shares redeemed	(60)	-	(3,965)	-
Net increase (decrease)	2,023	-	$ 131,877	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

C Conversion transactions for Class K and Growth Company are for the period December 1, 2008 through August 31, 2009.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the schedule of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 15, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Growth Company Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class F	12/14/09	12/11/09	$0.273	$0.005

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Growth Company (retail class), as well as the fund's relative investment performance for Fidelity Growth Company (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Growth Company (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008, and the fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Growth Company (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Growth Company Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Growth Company (retail class) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of Fidelity Growth Company (retail class) compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Growth Company (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Growth Company Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

GCF-F-ANN-0110
1.891788.100

Fidelity®

Growth Company

Fund -
Class K

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class K A	39.70%	4.37%	0.65%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Growth Company, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Company Fund - Class K on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Steven Wymer, Portfolio Manager of Fidelity® Growth Company Fund: During the past year the fund's Class K shares returned 39.70%, solidly outperforming the 35.13% gain of the Russell 3000® Growth Index. Key to the fund's performance was stock picking in the technology space. Within software and services, software-as-a-service and open-source leaders Salesforce.com and Red Hat, respectively, along with Internet search and advertising leader Google, provided excellent returns. In tech hardware and equipment, light-emitting diode (LED) manufacturer Cree contributed as well. Strong stock picking in the health care area was another positive, with stakes in Human Genome Sciences and Illumina boosting returns. A number of the fund's pharmaceutical holdings benefited from buyouts, including Wyeth. Elsewhere, our positioning within diversified financials played a positive role, as did stock picking in consumer discretionary. On the other hand, the fund's overweighting in telecommunication services stocks, and poor picks there, hurt, including Sprint Nextel. A few weak picks in health care partially offset the gains in that area, including investments in Celgene and Ireland's Elan. In the technology area, Japanese video game console maker Nintendo detracted, as the company suffered from declining sales of its Wii gaming platform. Underweighting IBM hurt as well when the company demonstrated solid performance during the downturn. Overweighting energy and materials also was a negative, as was stock picking in these areas. Some of the stocks I've discussed were out-of-index positions and some no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009) for Growth Company and Class K and for the entire period (June 26, 2009 to November 30, 2009) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value November 30, 2009	Expenses Paid During Period
Growth Company	.93%
Actual		$ 1,000.00	$ 1,199.60	$ 5.13 B
HypotheticalA		$ 1,000.00	$ 1,020.41	$ 4.71 C
Class K	.74%
Actual		$ 1,000.00	$ 1,200.70	$ 4.08 B
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75 C
Class F	.67%
Actual		$ 1,000.00	$ 1,184.90	$ 3.17 B
HypotheticalA		$ 1,000.00	$ 1,021.71	$ 3.40 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Growth Company and Class K and multiplied by 158/365 (to reflect the period June 26, 2009 to November 30, 2009) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	4.0	3.7
Apple, Inc.	3.8	2.8
Microsoft Corp.	3.0	1.7
Salesforce.com, Inc.	2.4	1.7
Starbucks Corp.	2.1	1.1
Visa, Inc. Class A	1.7	2.0
Red Hat, Inc.	1.6	1.4
Wal-Mart Stores, Inc.	1.6	1.3
The Coca-Cola Co.	1.5	0.7
Cisco Systems, Inc.	1.4	1.1
	23.1
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.5	34.4
Health Care	17.5	14.5
Consumer Staples	12.1	8.7
Consumer Discretionary	11.9	10.1
Industrials	6.5	6.7
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Stocks 99.8%		Stocks 99.6%
	Convertible Securities 0.0%†		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	7.0%	** Foreign investments	8.5%
† Amount represents less than 0.1%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.2%
Johnson Controls, Inc.	2,375,000	$ 64,244
Automobiles - 0.1%
Ford Motor Co. (a)	3,450,000	30,671
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)(c)(d)	3,049,848	81,705
Hotels, Restaurants & Leisure - 4.5%
BJ's Restaurants, Inc. (a)(d)	2,674,364	45,651
Buffalo Wild Wings, Inc. (a)(c)(d)	1,802,300	71,984
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	1,745,000	61,302
Hyatt Hotels Corp. Class A	4,373,440	125,736
McDonald's Corp.	3,300,000	208,725
Panera Bread Co. Class A (a)(c)	1,445,000	90,977
Starbucks Corp. (a)	30,288,400	663,316
Starwood Hotels & Resorts Worldwide, Inc.	3,275,000	104,866
The Cheesecake Factory, Inc. (a)	2,995,000	56,396
		1,428,953
Household Durables - 0.9%
Gafisa SA sponsored ADR (a)(c)	1,770,000	59,649
Pulte Homes, Inc.	1,347,157	12,313
Tupperware Brands Corp.	2,975,000	138,486
Whirlpool Corp.	916,206	67,946
		278,394
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	2,721,000	369,811
Priceline.com, Inc. (a)	145,000	31,047
		400,858
Media - 0.4%
Comcast Corp. Class A	4,197,500	61,577
DreamWorks Animation SKG, Inc. Class A (a)	850,000	28,450
News Corp. Class A	1,330,000	15,242
Time Warner, Inc.	900,650	27,668
		132,937
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	375,000	18,364
Kohl's Corp. (a)	1,340,000	71,208
Nordstrom, Inc. (c)	2,700,000	90,315
Target Corp.	5,295,000	246,535
		426,422
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	1,850,000	$ 69,116
Best Buy Co., Inc.	3,587,500	153,653
CarMax, Inc. (a)	3,645,000	72,463
Gamestop Corp. Class A (a)	140,000	3,417
Home Depot, Inc.	1,485,000	40,630
J. Crew Group, Inc. (a)	225,000	9,628
Lowe's Companies, Inc.	3,745,800	81,696
Lumber Liquidators, Inc. (a)(d)	1,469,167	34,702
Rue21, Inc.	155,400	3,840
Staples, Inc.	4,425,602	103,205
Tiffany & Co., Inc.	575,000	24,541
Urban Outfitters, Inc. (a)	565,000	17,877
		614,768
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	187,200	6,505
Lululemon Athletica, Inc. (a)(c)(d)	6,650,125	174,034
NIKE, Inc. Class B	1,454,000	94,350
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	355,000	7,838
		282,727
TOTAL CONSUMER DISCRETIONARY		3,741,679
CONSUMER STAPLES - 12.1%
Beverages - 3.0%
Dr Pepper Snapple Group, Inc.	7,610,000	199,306
PepsiCo, Inc.	4,641,640	288,803
The Coca-Cola Co.	7,952,500	454,883
		942,992
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	2,025,800	121,366
CVS Caremark Corp.	2,202,780	68,308
Kroger Co.	390,000	8,869
Wal-Mart Stores, Inc.	9,055,300	493,967
Walgreen Co.	6,425,000	249,868
Whole Foods Market, Inc. (a)(c)	1,435,000	36,808
		979,186
Food Products - 1.9%
Archer Daniels Midland Co.	595,000	18,332
Campbell Soup Co.	920,000	32,172
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Cosan Ltd. Class A (a)	7,183,455	$ 52,727
General Mills, Inc.	682,800	46,430
Green Mountain Coffee Roasters, Inc. (a)(c)(d)	2,919,326	183,859
Hershey Co.	385,000	13,617
Kellogg Co.	1,230,000	64,673
Smithfield Foods, Inc. (a)(c)	3,225,000	49,923
Tyson Foods, Inc. Class A	10,305,000	123,866
		585,599
Household Products - 1.4%
Clorox Co.	1,315,000	79,255
Colgate-Palmolive Co.	1,395,000	117,445
Kimberly-Clark Corp.	645,000	42,551
Procter & Gamble Co.	2,979,483	185,771
		425,022
Personal Products - 1.1%
Avon Products, Inc.	7,315,000	250,539
Herbalife Ltd.	675,000	28,310
Mead Johnson Nutrition Co. Class A (c)	861,800	37,807
MediFast, Inc. (a)	725,000	19,561
Nu Skin Enterprises, Inc. Class A	675,000	18,077
		354,294
Tobacco - 1.6%
Altria Group, Inc.	5,780,380	108,729
Philip Morris International, Inc.	8,080,380	388,585
		497,314
TOTAL CONSUMER STAPLES		3,784,407
ENERGY - 6.3%
Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc. (c)	627,900	62,501
FMC Technologies, Inc. (a)	925,000	50,385
Schlumberger Ltd.	3,009,000	192,245
Transocean Ltd. (a)	290,000	24,763
Weatherford International Ltd. (a)	2,920,480	48,772
		378,666
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	1,470,000	87,509
Apache Corp.	630,000	60,026
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cameco Corp.	1,650,000	$ 47,397
Chesapeake Energy Corp.	14,350,000	343,252
Devon Energy Corp.	465,000	31,318
EnCana Corp.	235,000	12,595
Exxon Mobil Corp.	1,515,000	113,731
Peabody Energy Corp.	2,500,000	111,150
Petrohawk Energy Corp. (a)	4,501,100	100,555
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,420,000	175,378
Range Resources Corp.	4,693,689	221,214
SandRidge Energy, Inc. (a)(c)(d)	9,270,000	86,953
Southwestern Energy Co. (a)	4,557,461	200,346
		1,591,424
TOTAL ENERGY		1,970,090
FINANCIALS - 4.7%
Capital Markets - 1.0%
Charles Schwab Corp.	6,109,975	111,996
Franklin Resources, Inc.	520,000	56,176
Goldman Sachs Group, Inc.	190,000	32,235
Jefferies Group, Inc. (a)	380,000	8,911
Knight Capital Group, Inc. Class A (a)	1,695,000	24,815
Morgan Stanley	1,050,000	33,159
Northern Trust Corp.	745,000	36,878
The Blackstone Group LP	1,700,000	23,528
		327,698
Commercial Banks - 1.0%
HDFC Bank Ltd. sponsored ADR (c)	530,000	71,312
ICICI Bank Ltd. sponsored ADR	1,495,000	55,614
PrivateBancorp, Inc.	1,752,500	17,332
Signature Bank, New York (a)	1,514,284	46,913
Wells Fargo & Co.	4,152,300	116,430
		307,601
Consumer Finance - 1.6%
American Express Co.	2,392,548	100,080
Discover Financial Services	25,918,800	400,705
		500,785
Diversified Financial Services - 1.1%
Bank of America Corp.	4,500,000	71,325
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BM&F BOVESPA SA	27,429,772	$ 183,126
JPMorgan Chase & Co.	2,375,000	100,914
		355,365
TOTAL FINANCIALS		1,491,449
HEALTH CARE - 17.5%
Biotechnology - 9.7%
Acadia Pharmaceuticals, Inc. (a)(d)	2,939,844	3,616
Acorda Therapeutics, Inc. (a)(d)	2,784,906	67,061
Affymax, Inc. (a)	1,145,000	23,335
Alexion Pharmaceuticals, Inc. (a)(d)	7,437,030	337,269
Alkermes, Inc. (a)(d)	10,182,261	91,437
Alnylam Pharmaceuticals, Inc. (a)(c)(d)	4,181,165	70,285
Amgen, Inc. (a)	2,975,000	167,641
Amylin Pharmaceuticals, Inc. (a)(d)	14,174,245	202,125
Array Biopharma, Inc. (a)(d)	4,758,770	8,185
Biogen Idec, Inc. (a)	999,164	46,901
Celera Corp. (a)(d)	9,289,848	57,969
Celgene Corp. (a)	2,571,744	142,603
Cepheid, Inc. (a)(d)	5,812,775	71,962
Dendreon Corp. (a)(c)(d)	8,921,866	243,924
Exelixis, Inc. (a)(d)	10,564,521	72,261
Genzyme Corp. (a)	520,000	26,364
Gilead Sciences, Inc. (a)	1,700,000	78,285
Human Genome Sciences, Inc. (a)(c)(d)	13,839,896	385,026
ImmunoGen, Inc. (a)(d)	3,919,311	30,884
Immunomedics, Inc. (a)(d)	7,516,200	23,300
InterMune, Inc. (c)(d)	4,608,017	49,490
Isis Pharmaceuticals, Inc. (a)(d)	9,832,981	105,311
Metabolix, Inc. (a)	777,778	8,688
Micromet, Inc. (a)(c)(d)	4,176,691	28,527
Myriad Genetics, Inc. (a)	3,763,496	87,012
Myriad Pharmaceuticals, Inc. (a)(d)	2,395,624	12,002
Pharmasset, Inc. (a)(d)	2,790,436	55,781
Regeneron Pharmaceuticals, Inc. (a)	1,938,948	35,580
Rigel Pharmaceuticals, Inc. (a)(d)	4,983,926	37,728
Seattle Genetics, Inc. (a)(d)	9,542,116	88,551
Transition Therapeutics, Inc. (a)(d)	2,332,446	18,562
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Trubion Pharmaceuticals, Inc. (a)(c)(d)	1,440,500	$ 5,387
Vertex Pharmaceuticals, Inc. (a)(d)	9,473,067	367,744
		3,050,796
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	905,000	49,368
CareFusion Corp. (a)	617,500	15,950
Edwards Lifesciences Corp. (a)	300,000	24,684
Insulet Corp. (a)(c)(d)	3,131,400	38,391
Medtronic, Inc.	1,529,964	64,932
NuVasive, Inc. (a)	365,424	11,858
St. Jude Medical, Inc. (a)	834,200	30,623
Thoratec Corp. (a)(d)	4,432,265	132,037
		367,843
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	1,235,000	39,804
McKesson Corp.	2,555,000	158,461
Medco Health Solutions, Inc. (a)	2,162,720	136,597
UnitedHealth Group, Inc.	3,866,400	110,850
		445,712
Health Care Technology - 0.4%
athenahealth, Inc. (a)	569,485	23,861
Cerner Corp. (a)	1,260,000	94,865
		118,726
Life Sciences Tools & Services - 0.6%
Bruker BioSciences Corp. (a)	2,215,000	25,096
Illumina, Inc. (a)	2,878,130	83,236
Life Technologies Corp. (a)	1,410,000	70,190
		178,522
Pharmaceuticals - 4.2%
Abbott Laboratories	2,111,500	115,056
Allergan, Inc.	1,185,000	68,884
Auxilium Pharmaceuticals, Inc. (a)(c)(d)	4,577,511	159,618
Bristol-Myers Squibb Co.	2,489,700	63,014
Concert Pharmaceuticals, Inc. (a)(f)	186,198	151
Elan Corp. PLC sponsored ADR (a)	51,374,070	324,684
Johnson & Johnson	5,618,300	353,054
MAP Pharmaceuticals, Inc. (a)(c)(d)	2,440,914	22,090
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	3,305,668	$ 119,698
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,060,000	108,747
		1,334,996
TOTAL HEALTH CARE		5,496,595
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	1,405,000	54,050
Lockheed Martin Corp.	1,140,100	88,050
Raytheon Co.	665,000	34,267
The Boeing Co.	520,000	27,253
		203,620
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	4,539,000	260,856
Airlines - 1.1%
Delta Air Lines, Inc. (a)	12,034,146	98,560
JetBlue Airways Corp. (a)(c)(d)	29,354,243	161,742
Ryanair Holdings PLC sponsored ADR (a)	20,000	524
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/10 (a)	3,230,000	26,857
Southwest Airlines Co.	6,783,515	62,408
		350,091
Construction & Engineering - 0.2%
Fluor Corp.	1,625,000	69,030
Electrical Equipment - 0.3%
A123 Systems, Inc.	1,371,800	22,155
American Superconductor Corp. (a)(c)	705,000	23,406
First Solar, Inc. (a)(c)	142,090	16,924
SunPower Corp. Class A (a)(c)	1,631,400	33,721
		96,206
Industrial Conglomerates - 0.6%
3M Co.	2,320,000	179,661
General Electric Co.	1,000,000	16,020
		195,681
Machinery - 1.4%
Caterpillar, Inc.	4,230,000	246,990
Cummins, Inc.	1,655,000	74,310
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	985,000	$ 69,856
Deere & Co.	505,000	27,023
		418,179
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	1,015,000	99,775
CSX Corp.	2,015,000	95,672
Hertz Global Holdings, Inc. (a)(c)	8,580,000	84,084
Norfolk Southern Corp.	1,065,000	54,741
Union Pacific Corp.	1,560,000	98,686
		432,958
TOTAL INDUSTRIALS		2,026,621
INFORMATION TECHNOLOGY - 37.5%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	18,972,600	443,959
F5 Networks, Inc. (a)	765,000	35,978
Infinera Corp. (a)(c)(d)	9,487,800	78,085
Juniper Networks, Inc. (a)	1,410,000	36,843
Palm, Inc. (a)(c)(d)	16,014,017	174,713
QUALCOMM, Inc.	9,538,400	429,228
Research In Motion Ltd. (a)	52,800	3,057
Riverbed Technology, Inc. (a)	1,465,000	29,827
		1,231,690
Computers & Peripherals - 6.6%
Apple, Inc. (a)	5,975,959	1,194,654
Hewlett-Packard Co.	7,835,000	384,385
International Business Machines Corp.	2,939,800	371,444
NetApp, Inc. (a)	2,727,208	84,053
SanDisk Corp. (a)	105,000	2,071
Synaptics, Inc. (a)(c)	1,688,777	45,496
		2,082,103
Electronic Equipment & Components - 0.2%
Corning, Inc.	1,508,000	25,153
Trimble Navigation Ltd. (a)	140,000	3,126
Universal Display Corp. (a)(c)(d)	3,670,445	39,200
		67,479
Internet Software & Services - 6.4%
Akamai Technologies, Inc. (a)	445,000	10,680
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Baidu.com, Inc. sponsored ADR (a)	290,000	$ 125,785
eBay, Inc. (a)	7,702,200	188,473
Google, Inc. Class A (a)	2,127,448	1,240,298
Internet Capital Group, Inc. (a)(d)	3,850,000	24,756
Mercadolibre, Inc. (a)(c)	875,000	43,190
OpenTable, Inc. (c)(d)	1,814,231	48,023
VeriSign, Inc. (a)	890,000	19,972
VistaPrint Ltd. (a)(c)(d)	3,524,695	201,013
Yahoo!, Inc. (a)	6,186,340	92,610
		1,994,800
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	76,206
MasterCard, Inc. Class A	415,000	99,957
The Western Union Co.	1,360,000	25,092
Total System Services, Inc.	1,590,659	27,487
VeriFone Holdings, Inc. (a)(d)	7,870,500	104,363
Visa, Inc. Class A	6,369,100	515,897
		849,002
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	2,200,000	15,422
Applied Materials, Inc.	7,270,400	89,499
ASML Holding NV (NY Shares)	648,888	20,109
Atheros Communications, Inc. (a)(d)	6,243,666	177,757
Atheros Communications, Inc. (a)(d)(f)	1,741,486	49,580
Broadcom Corp. Class A (a)	3,370,000	98,404
Cree, Inc. (a)(d)	9,216,131	440,808
Cypress Semiconductor Corp. (a)(d)	15,976,000	152,890
FEI Co. (a)	1,763,100	43,055
Intel Corp.	18,175,800	348,975
International Rectifier Corp. (a)(d)	4,895,000	91,634
KLA-Tencor Corp.	510,000	15,932
Linear Technology Corp.	625,800	16,878
Marvell Technology Group Ltd. (a)	2,718,310	41,916
Mellanox Technologies Ltd. (a)(d)	3,023,300	54,873
NVIDIA Corp. (a)	13,915,000	181,730
Power Integrations, Inc. (d)	2,961,308	99,470
Rambus, Inc. (a)(c)(d)	10,128,000	180,481
Rubicon Technology, Inc. (a)(c)(d)	2,061,630	35,914
Samsung Electronics Co. Ltd.	50,000	30,891
Silicon Laboratories, Inc. (a)	1,610,000	67,990
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc. (a)	2,180,147	$ 51,604
Texas Instruments, Inc.	2,236,000	56,548
Volterra Semiconductor Corp. (a)(d)	2,150,000	35,454
		2,397,814
Software - 10.0%
Activision Blizzard, Inc. (a)	1,850,000	21,072
Adobe Systems, Inc. (a)	843,236	29,581
ArcSight, Inc. (a)(d)	3,317,419	75,471
Citrix Systems, Inc. (a)	1,971,377	75,267
Electronic Arts, Inc. (a)	60,000	1,013
Fortinet, Inc.	1,197,877	20,352
Microsoft Corp.	31,610,000	929,650
Oracle Corp.	6,105,000	134,798
Red Hat, Inc. (a)(d)	18,800,691	501,978
Salesforce.com, Inc. (a)(d)	12,159,194	762,138
Solera Holdings, Inc. (d)	3,525,051	123,236
SuccessFactors, Inc. (a)(d)	6,551,825	98,670
Sybase, Inc. (a)(c)(d)	4,655,300	187,329
TiVo, Inc. (a)(d)	10,513,329	104,082
VMware, Inc. Class A (a)	1,997,533	83,856
		3,148,493
TOTAL INFORMATION TECHNOLOGY		11,771,381
MATERIALS - 3.1%
Chemicals - 1.8%
Dow Chemical Co.	5,180,000	143,900
Minerals Technologies, Inc. (d)	1,927,580	101,853
Monsanto Co.	2,094,978	169,169
OM Group, Inc. (a)(d)	2,360,000	72,287
Potash Corp. of Saskatchewan, Inc.	226,200	25,267
The Mosaic Co.	870,000	47,372
		559,848
Metals & Mining - 1.3%
Alcoa, Inc.	5,750,000	71,990
Barrick Gold Corp. (c)	4,149,000	176,337
Brush Engineered Materials, Inc. (a)(d)	1,200,000	21,240
Freeport-McMoRan Copper & Gold, Inc.	1,025,000	84,870
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	200,000	$ 8,482
Vale SA sponsored ADR (c)	1,436,000	41,170
		404,089
TOTAL MATERIALS		963,937
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Corp. Class A (a)(c)	2,442,933	13,827
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Indiabulls Power Ltd. (a)	559,802	397
Ormat Technologies, Inc. (c)	1,191,996	49,074
		49,471
TOTAL COMMON STOCKS (Cost $27,523,545)		31,309,457
Convertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (f)	714,286	4,286
Perlegen Sciences, Inc. Series D, 8.00% (a)(f)	12,820,512	0*
		4,286
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(f)	4,000,000	7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		11,446
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (e)	100,785,287	$ 100,785
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	1,121,200,103	1,121,200
TOTAL MONEY MARKET FUNDS (Cost $1,221,985)		1,221,985
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $28,780,530)		32,542,888
NET OTHER ASSETS - (3.7)%		(1,155,656)
NET ASSETS - 100%		$ 31,387,232
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,177,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 330
Fidelity Securities Lending Cash Central Fund	11,672
Total	$ 12,002
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 4,747	$ -	$ 772	$ -	$ 3,616
Acorda Therapeutics, Inc.	55,053	9,610	15,699	-	67,061
Affymax, Inc.	14,621	-	2,300	-	-
Alexion Pharmaceuticals, Inc.	261,486	22,348	32,741	-	337,269
Alkermes, Inc.	75,145	-	-	-	91,437
Alnylam Pharmaceuticals, Inc.	70,461	7,039	-	-	70,285
Amylin Pharmaceuticals, Inc.	101,692	5,802	-	-	202,125
ArcSight, Inc.	-	53,424	1,105	-	75,471
Array Biopharma, Inc.	17,967	23	-	-	8,185
Atheros Communications, Inc.	87,347	5,415	-	-	177,757
Atheros Communications, Inc. (restricted)	25,426	-	-	-	49,580
Auxilium Pharmaceuticals, Inc.	87,881	18,131	-	-	159,618
BJ's Restaurants, Inc.	-	43,978	-	-	45,651
Brush Engineered Materials, Inc.	-	17,382	-	-	21,240
Buffalo Wild Wings, Inc.	40,919	730	-	-	71,984
Celera Corp.	93,308	-	1,955	-	57,969
Cepheid, Inc.	38,542	26,723	-	-	71,962
Coinstar, Inc.	46,247	63,098	35,853	-	81,705
Cree, Inc.	142,382	8,875	-	-	440,808
CV Therapeutics, Inc.	55,185	5,181	126,186	-	-
Cypress Semiconductor Corp.	59,590	-	-	-	152,890
Dendreon Corp.	$ -	$ 223,254	$ -	$ -	$ 243,924
Exelixis, Inc.	32,615	57	-	-	72,261
Gen-Probe, Inc.	116,058	-	131,657	-	-
Green Mountain Coffee Roasters, Inc.	-	140,727	53,158	-	183,859
GTx, Inc.	37,462	-	24,568	-	-
Human Genome Sciences, Inc.	15,352	135,864	5,248	-	385,026
Illumina, Inc.	215,767	-	233,782	-	-
ImmunoGen, Inc.	-	30,909	-	-	30,884
Immunomedics, Inc.	10,863	9,538	-	-	23,300
Infinera Corp.	89,582	2,433	-	-	78,085
Insulet Corp.	6,315	15,958	-	-	38,391
InterMune, Inc.	45,007	10,318	-	-	49,490
International Rectifier Corp.	28,699	39,547	-	-	91,634
Internet Capital Group, Inc.	14,168	-	-	-	24,756
Isis Pharmaceuticals, Inc.	111,261	1,789	-	-	105,311
JetBlue Airways Corp.	140,604	11,613	-	-	161,742
Lululemon Athletica, Inc.	54,299	8,409	-	-	174,034
Lumber Liquidators, Inc.	-	32,242	-	-	34,702
MAP Pharmaceuticals, Inc.	4,255	14,604	137	-	22,090
Mellanox Technologies Ltd.	22,372	-	-	-	54,873
Micromet, Inc.	-	25,335	-	-	28,527
Minerals Technologies, Inc.	90,500	-	-	385	101,853
Myriad Pharmaceuticals, Inc.	-	10,948	-	-	12,002
NuVasive, Inc.	60,788	12,059	50,873	-	-
OM Group, Inc.	46,563	-	-	-	72,287
OpenTable, Inc.	-	49,870	-	-	48,023
OREXIGEN Therapeutics, Inc.	19,029	602	9,806	-	-
Palm, Inc.	26,220	55,873	-	-	174,713
Pharmasset, Inc.	28,823	20,770	1,734	-	55,781
Power Integrations, Inc.	54,192	-	-	296	99,470
PrivateBancorp, Inc.	-	50,098	14,214	44	-
Rambus, Inc.	108,595	50,357	27,477	-	180,481
Red Hat, Inc.	166,476	17,591	-	-	501,978
Regeneron Pharmaceuticals, Inc.	87,951	7,593	63,151	-	-
Rigel Pharmaceuticals, Inc.	27,063	9,693	-	-	37,728
Rubicon Technology, Inc.	9,401	-	-	-	35,914
Salesforce.com, Inc.	346,302	3,372	3,299	-	762,138
SandRidge Energy, Inc.	31,232	81,884	9,770	-	86,953
Seattle Genetics, Inc.	68,972	16,432	-	-	88,551
Sepracor, Inc.	131,361	-	224,390	-	-
Signature Bank, New York	$ 70,009	$ 5,200	$ 31,393	$ -	$ -
Solera Holdings, Inc.	-	103,851	-	305	123,236
Sonus Networks, Inc.	29,660	-	30,583	-	-
SuccessFactors, Inc.	34,586	14,530	-	-	98,670
Sunesis Pharmaceuticals, Inc.	1,988	-	977	-	-
Sybase, Inc.	-	153,605	-	-	187,329
Synaptics, Inc.	101,669	10,162	86,116	-	-
Thoratec Corp.	136,723	4,226	32,714	-	132,037
TiVo, Inc.	51,298	3,265	-	-	104,082
Transition Therapeutics, Inc.	5,850	-	-	-	18,562
Trubion Pharmaceuticals, Inc.	2,361	-	727	-	5,387
Universal Display Corp.	26,211	859	-	-	39,200
VeriFone Holdings, Inc.	19,769	20,216	8,472	-	104,363
Vertex Pharmaceuticals, Inc.	335,606	89,676	207,370	-	367,744
VistaPrint Ltd.	-	149,838	-	-	201,013
Volterra Semiconductor Corp.	9,911	14,963	-	-	35,454
Total	$ 4,351,787	$ 1,947,889	$ 1,468,227	$ 1,030	$ 7,664,451
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,741,679	$ 3,741,679	$ -	$ -
Consumer Staples	3,784,407	3,784,407	-	-
Energy	1,970,090	1,970,090	-	-
Financials	1,491,449	1,491,449	-	-
Health Care	5,508,041	5,496,444	-	11,597
Industrials	2,026,621	1,999,764	26,857	-
Information Technology	11,771,381	11,771,381	-	-
Materials	963,937	963,937	-	-
Telecommunication Services	13,827	13,827	-	-
Utilities	49,471	49,471	-	-
Money Market Funds	1,221,985	1,221,985	-	-
Total Investments in Securities:	$ 32,542,888	$ 32,504,434	$ 26,857	$ 11,597
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 40,641
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(29,195)
Cost of Purchases	151
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 11,597
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (29,195)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $730,256,000 of which $105,828,000 and $624,428,000 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $1,095,858) - See accompanying schedule: Unaffiliated issuers (cost $20,383,213)	$ 23,656,452
Fidelity Central Funds (cost $1,221,985)	1,221,985
Other affiliated issuers (cost $7,175,332)	7,664,451
Total Investments (cost $28,780,530)		$ 32,542,888
Cash		147
Receivable for investments sold		132,723
Receivable for fund shares sold		26,894
Dividends receivable		39,293
Distributions receivable from Fidelity Central Funds		833
Prepaid expenses		158
Other receivables		674
Total assets		32,743,610

Liabilities
Payable for investments purchased	$ 112,634
Payable for fund shares redeemed	99,515
Accrued management fee	16,671
Other affiliated payables	5,655
Other payables and accrued expenses	703
Collateral on securities loaned, at value	1,121,200
Total liabilities		1,356,378

Net Assets		$ 31,387,232
Net Assets consist of:
Paid in capital		$ 28,689,791
Undistributed net investment income		61,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,126,348)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,762,345
Net Assets		$ 31,387,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2009

Growth Company: Net Asset Value, offering price and redemption price per share ($27,204,026 ÷ 413,771.3 shares)	$ 65.75

Class K: Net Asset Value, offering price and redemption price per share ($4,050,038 ÷ 61,531.2 shares)	$ 65.82

Class F: Net Asset Value, offering price and redemption price per share ($133,168 ÷ 2,023.2 shares)	$ 65.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends (including $1,030 earned from other affiliated issuers)		$ 303,799
Interest		2
Income from Fidelity Central Funds		12,002
Total income		315,803

Expenses
Management fee Basic fee	$ 147,648
Performance adjustment	22,347
Transfer agent fees	65,567
Accounting and security lending fees	2,158
Custodian fees and expenses	539
Independent trustees' compensation	187
Registration fees	169
Audit	135
Legal	142
Interest	4
Miscellaneous	547
Total expenses before reductions	239,443
Expense reductions	(553)	238,890
Net investment income (loss)		76,913
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	122,850
Other affiliated issuers	(401,719)
Foreign currency transactions	2,164
Total net realized gain (loss)		(276,705)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,097,502
Assets and liabilities in foreign currencies	(2,220)
Total change in net unrealized appreciation (depreciation)		9,095,282
Net gain (loss)		8,818,577
Net increase (decrease) in net assets resulting from operations		$ 8,895,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,913	$ 50,198
Net realized gain (loss)	(276,705)	(667,698)
Change in net unrealized appreciation (depreciation)	9,095,282	(16,086,371)
Net increase (decrease) in net assets resulting from operations	8,895,490	(16,703,871)
Distributions to shareholders from net investment income	(39,630)	-
Distributions to shareholders from net realized gain	-	(263,208)
Total distributions	(39,630)	(263,208)
Share transactions - net increase (decrease)	136,875	2,406,877
Total increase (decrease) in net assets	8,992,735	(14,560,202)

Net Assets
Beginning of period	22,394,497	36,954,699
End of period (including undistributed net investment income of $61,444 and undistributed net investment income of $46,140, respectively)	$ 31,387,232	$ 22,394,497

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Company

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 47.24	$ 83.70	$ 69.66	$ 62.44	$ 53.80
Income from Investment Operations
Net investment income (loss) B	.15	.11	(.06)	(.16)	(.18)
Net realized and unrealized gain (loss)	18.44	(35.97)	14.10	7.38	8.90
Total from investment operations	18.59	(35.86)	14.04	7.22	8.72
Distributions from net investment income	(.08)	-	-	-	(.08)
Distributions from net realized gain	-	(.60)	-	-	-
Total distributions	(.08)	(.60)	-	-	(.08)
Net asset value, end of period	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Total Return A	39.41%	(43.15)%	20.16%	11.56%	16.23%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	.97%	.94%	.97%	.96%
Expenses net of fee waivers, if any	.93%	.97%	.94%	.97%	.96%
Expenses net of all reductions	.93%	.96%	.93%	.96%	.94%
Net investment income (loss)	.27%	.15%	(.08)%	(.25)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 27,204	$ 21,090	$ 36,955	$ 30,120	$ 26,826
Portfolio turnover rate D	64%	55%	49%	54%	50%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.27	.11
Net realized and unrealized gain (loss)	18.44	(33.16)
Total from investment operations	18.71	(33.05)
Distributions from net investment income	(.18)	-
Net asset value, end of period	$ 65.82	$ 47.29
Total Return B, C	39.70%	(41.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.72%	.81% A
Expenses net of fee waivers, if any	.72%	.81% A
Expenses net of all reductions	.72%	.81% A
Net investment income (loss)	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,050	$ 1,305
Portfolio turnover rate F	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Year ended November 30,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.16
Net realized and unrealized gain (loss)	10.11
Total from investment operations	10.27
Net asset value, end of period	$ 65.82
Total Return B, C	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A
Expenses net of fee waivers, if any	.67% A
Expenses net of all reductions	.67% A
Net investment income (loss)	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 133
Portfolio turnover rate F	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on June 26, 2009. The Fund offers Growth Company, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Company and Class K to eligible shareholders of Growth Company. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 15, 2010 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,790,109
Gross unrealized depreciation	(3,424,628)
Net unrealized appreciation (depreciation)	$ 3,365,481

Tax Cost	$ 29,177,407

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 62,795
Capital loss carryforward	$ (730,256)
Net unrealized appreciation (depreciation)	$ 3,365,468

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 39,630	$ -
Long-term Capital Gains	-	263,208
Total	$ 39,630	$ 263,208

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,902,980 and $16,699,321, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of the retail class of the Fund, Growth Company as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Growth Company	$ 63,864.27
Class K	1,703.06
	$ 65,567

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $137 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 21,470.42%		$ 4

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $130 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $11,672.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Company's operating expenses. During the period, this reimbursement reduced the class expenses by $23.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $518 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Growth Company	$ 34,735	$ -
Class K	4,895	-
Total	$ 39,630	$ -
From net realized gain
Growth Company	$ -	$ 263,208

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 B, C	2008 A	2009 B, C	2008 A
Growth Company
Shares sold	76,783	115,512	$ 4,112,818	$ 8,124,611
Conversion to Class K	(24,352)	(27,440)	(1,199,022)	(1,475,177)
Reinvestment of distributions	723	3,159	34,309	260,282
Shares redeemed	(85,813)	(86,290)	(4,688,317)	(5,987,868)
Net increase (decrease)	(32,659)	4,941	$ (1,740,212)	$ 921,848
Class K
Shares sold	17,950	935	$ 1,048,862	$ 49,007
Conversion from Growth Company	25,027	27,422	1,199,022	1,475,177
Reinvestment of distributions	103	-	4,895	-
Shares redeemed	(9,136)	(770)	(507,569)	(39,155)
Net increase (decrease)	33,944	27,587	$ 1,745,210	$ 1,485,029
Class F
Shares sold	2,083	-	$ 135,842	$ -
Shares redeemed	(60)	-	(3,965)	-
Net increase (decrease)	2,023	-	$ 131,877	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

C Conversion transactions for Class K and Growth Company are for the period December 1, 2008 through August 31, 2009.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the schedule of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 15, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Growth Company Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	12/14/09	12/11/09	$0.243	$0.005

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Growth Company (retail class), as well as the fund's relative investment performance for Fidelity Growth Company (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Growth Company (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008, and the fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Growth Company (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Growth Company Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Growth Company (retail class) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of Fidelity Growth Company (retail class) compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Growth Company (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Growth Company Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

GCF-K-UANN-0110
1.863210.101

Fidelity®

Growth Strategies

Fund

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Growth Strategies	35.79%	-0.80%	-9.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Growth Strategies, a class of the fund, on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Steven Calhoun, Portfolio Manager of Fidelity® Growth Strategies Fund: During the past year, the fund's Retail Class shares returned 35.79%, versus 42.83% for the Russell Midcap® Growth Index. Weak stock selection in consumer staples, consumer discretionary and health care, among other sectors, weighed on performance. Additionally, the fund's focus on quality growth stocks worked against it, as did our positioning in stocks with capitalizations of $5 billion or less. A sizable position in Heckmann, a U.S.-based company that operates a bottled water business in China, was hampered by falling revenues and problems with customer payments. Also detracting were carpet maker Mohawk Industries and Intrepid Potash, a producer of fertilizer components. Conversely, performance was aided by strong picks in financials, information technology and telecommunication services. China-based BYD Company, a maker of batteries for electric and hybrid cars, benefited from the expanding market for rechargeable auto batteries and robust growth in China overall. Hotelier Starwood Hotels & Resorts Worldwide and investment bank Morgan Stanley contributed as well. Most of the stocks I've mentioned were out-of-index holdings, and some were sold by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Growth Strategies	.87%
Actual		$ 1,000.00	$ 1,157.60	$ 4.71
Hypothetical A		$ 1,000.00	$ 1,020.71	$ 4.41
Class K	.59%
Actual		$ 1,000.00	$ 1,158.30	$ 3.19
Hypothetical A		$ 1,000.00	$ 1,022.11	$ 2.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	3.0	1.5
The Mosaic Co.	2.9	0.0
Cyberonics, Inc.	2.3	1.2
Agilent Technologies, Inc.	2.2	0.0
TJX Companies, Inc.	2.1	0.0
Urban Outfitters, Inc.	2.1	1.1
Starbucks Corp.	2.1	2.1
Precision Castparts Corp.	2.1	1.4
Heckmann Corp.	2.0	1.8
Juniper Networks, Inc.	2.0	2.2
	22.8
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.8	21.0
Consumer Discretionary	19.8	17.5
Health Care	17.8	17.0
Industrials	12.9	17.4
Energy	6.3	8.6
Asset Allocation (% of fund's net assets)
As of November 30, 2009 *		As of May 31, 2009 **
	Stocks 98.9%		Stocks 98.0%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	14.7%	** Foreign investments	18.1%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 1.1%
Johnson Controls, Inc.	754,800	$ 20,417
Hotels, Restaurants & Leisure - 2.6%
Starbucks Corp. (a)	1,806,443	39,561
Starwood Hotels & Resorts Worldwide, Inc.	330,200	10,573
		50,134
Household Durables - 1.6%
Harman International Industries, Inc.	832,994	31,329
Internet & Catalog Retail - 1.1%
Expedia, Inc. (a)	800,656	20,401
Media - 2.2%
Discovery Communications, Inc. (a)	482,289	15,409
Focus Media Holding Ltd. ADR (a)(c)	1,471,000	18,476
VisionChina Media, Inc. ADR (a)(c)	977,000	9,008
		42,893
Specialty Retail - 8.3%
Abercrombie & Fitch Co. Class A (c)	868,300	34,671
Ross Stores, Inc.	607,845	26,733
TJX Companies, Inc.	1,055,913	40,526
Urban Outfitters, Inc. (a)	1,264,099	39,996
Zumiez, Inc. (a)(c)(d)	1,641,481	17,941
		159,867
Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc. (a)	1,351,600	32,452
Polo Ralph Lauren Corp. Class A	312,325	24,002
		56,454
TOTAL CONSUMER DISCRETIONARY		381,495
CONSUMER STAPLES - 4.2%
Beverages - 2.0%
Heckmann Corp. (a)(d)	8,966,600	38,825
Food Products - 2.2%
Bunge Ltd.	481,986	29,835
Origin Agritech Ltd. (a)	976,800	13,206
		43,041
TOTAL CONSUMER STAPLES		81,866
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.3%
Energy Equipment & Services - 3.2%
Exterran Holdings, Inc. (a)(c)	436,600	$ 9,147
Helmerich & Payne, Inc.	503,600	18,910
Smith International, Inc.	602,950	16,388
Weatherford International Ltd. (a)	962,564	16,075
		60,520
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. (a)	530,620	19,633
Arch Coal, Inc.	550,810	11,490
CONSOL Energy, Inc.	434,100	19,934
Denbury Resources, Inc. (a)	693,937	9,209
		60,266
TOTAL ENERGY		120,786
FINANCIALS - 6.2%
Capital Markets - 2.1%
Charles Schwab Corp.	1,051,200	19,268
Greenhill & Co., Inc. (c)	254,156	20,752
		40,020
Commercial Banks - 0.6%
SunTrust Banks, Inc.	488,433	11,542
Diversified Financial Services - 2.7%
CME Group, Inc.	89,187	29,274
MSCI, Inc. Class A (a)	732,642	22,324
		51,598
Real Estate Management & Development - 0.8%
Indiabulls Real Estate Ltd. (a)	3,605,894	16,037
TOTAL FINANCIALS		119,197
HEALTH CARE - 17.8%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	351,785	15,953
Alnylam Pharmaceuticals, Inc. (a)(c)	351,182	5,903
AMAG Pharmaceuticals, Inc. (a)(c)	548,993	20,527
Dendreon Corp. (a)(c)	693,800	18,968
Human Genome Sciences, Inc. (a)	512,200	14,249
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Isis Pharmaceuticals, Inc. (a)	671,083	$ 7,187
Vertex Pharmaceuticals, Inc. (a)	240,900	9,352
		92,139
Health Care Equipment & Supplies - 8.0%
ArthroCare Corp. (a)(d)	2,658,403	58,221
Cyberonics, Inc. (a)(d)	2,460,285	44,285
Edwards Lifesciences Corp. (a)	426,151	35,064
NuVasive, Inc. (a)(c)	504,819	16,381
		153,951
Health Care Providers & Services - 3.5%
Aetna, Inc.	641,400	18,671
CIGNA Corp.	631,752	20,267
Community Health Systems, Inc. (a)	564,200	17,214
Humana, Inc. (a)	293,100	12,167
		68,319
Health Care Technology - 1.0%
Cerner Corp. (a)	255,586	19,243
Life Sciences Tools & Services - 0.5%
QIAGEN NV (a)	465,091	10,279
TOTAL HEALTH CARE		343,931
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.1%
Precision Castparts Corp.	380,729	39,474
Building Products - 1.0%
Lennox International, Inc.	535,000	19,859
Construction & Engineering - 1.0%
Fluor Corp.	439,604	18,674
Electrical Equipment - 1.0%
Cooper Industries PLC Class A	457,200	19,518
Machinery - 5.2%
AGCO Corp. (a)	713,500	21,626
Bucyrus International, Inc. Class A	289,400	14,988
Cummins, Inc.	419,200	18,822
Flowserve Corp.	188,100	18,708
IDEX Corp.	344,387	10,204
Joy Global, Inc.	299,100	16,014
		100,362
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,953,982	$ 13,647
Road & Rail - 1.9%
CSX Corp.	785,500	37,296
TOTAL INDUSTRIALS		248,830
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	1,459,891	38,147
Computers & Peripherals - 2.1%
SanDisk Corp. (a)	1,055,800	20,820
Western Digital Corp. (a)	552,800	20,365
		41,185
Electronic Equipment & Components - 3.7%
Agilent Technologies, Inc. (a)	1,500,342	43,390
Avnet, Inc. (a)	770,600	20,999
Maxwell Technologies, Inc. (a)(c)	439,600	7,227
		71,616
IT Services - 1.1%
MasterCard, Inc. Class A	84,900	20,449
Semiconductors & Semiconductor Equipment - 9.7%
Altera Corp.	962,708	20,246
ASM International NV (NASDAQ) (a)(c)	449,355	10,245
ASML Holding NV (NY Shares)	672,600	20,844
Broadcom Corp. Class A (a)	709,700	20,723
KLA-Tencor Corp.	545,230	17,033
Marvell Technology Group Ltd. (a)	1,979,235	30,520
National Semiconductor Corp.	1,410,100	20,587
NVIDIA Corp. (a)	2,146,000	28,027
Xilinx, Inc.	867,187	19,633
		187,858
Software - 7.2%
Activision Blizzard, Inc. (a)	1,678,317	19,116
ANSYS, Inc. (a)	481,253	18,740
Autonomy Corp. PLC (a)	882,538	20,688
BMC Software, Inc. (a)	822,700	31,863
Citrix Systems, Inc. (a)	495,700	18,926
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	854,928	$ 19,193
VMware, Inc. Class A (a)	244,200	10,252
		138,778
TOTAL INFORMATION TECHNOLOGY		498,033
MATERIALS - 5.9%
Chemicals - 4.5%
Fertilizantes Fosfatados SA (PN) (a)	965,200	8,995
Potash Corp. of Saskatchewan, Inc.	192,900	21,547
The Mosaic Co.	1,039,602	56,606
		87,148
Metals & Mining - 1.4%
AngloGold Ashanti Ltd. sponsored ADR	254,000	11,186
Randgold Resources Ltd. sponsored ADR	117,200	9,932
Sino Gold Mining Ltd. (a)	716,751	5,185
		26,303
TOTAL MATERIALS		113,451
TOTAL COMMON STOCKS (Cost $1,902,247)		1,907,589
Money Market Funds - 5.1%

Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e) (Cost $99,185)	99,185,275	99,185
Cash Equivalents - 0.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $8,689)	$ 8,689	$ 8,689
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $2,010,121)		2,015,463
NET OTHER ASSETS - (4.5)%		(87,370)
NET ASSETS - 100%		$ 1,928,093
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$8,689,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 4,560
Banc of America Securities LLC	1,703
Barclays Capital, Inc.	2,426
$ 8,689
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 126
Fidelity Securities Lending Cash Central Fund	1,173
Total	$ 1,299
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 57,260	$ 35,289	$ 94,180	$ -	$ -
ArthroCare Corp.	34,772	-	-	-	58,221
athenahealth, Inc.	45,484	2,795	55,757	-	-
Cavium Networks, Inc.	26,841	-	24,855	-	-
Cyberonics, Inc.	37,258	27,870	29,516	-	44,285
Heckmann Corp.	32,320	17,058	483	-	38,825
Ocean Power Technologies, Inc.	6,107	-	4,335	-	-
Omniture, Inc.	54,410	11,244	67,584	-	-
RXi Pharmaceuticals Corp.	3,299	-	2,829	-	-
TranS1, Inc.	14,770	-	11,678	-	-
Ultrapetrol (Bahamas) Ltd.	11,786	-	-	-	13,647
Zumiez, Inc.	-	20,917	2,591	-	17,941
Total	$ 324,307	$ 115,173	$ 293,808	$ -	$ 172,919
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.3%
Bermuda	3.1%
Netherlands	2.1%
Canada	1.1%
United Kingdom	1.1%
Ireland	1.0%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information

At November 30, 2009, the Fund had a capital loss carryforward of approximately $6,171,595,000 of which $3,237,199,000, $1,890,281,000, $914,123,000 and $129,992,000 will expire on November 30, 2010, 2011, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $95,237 and repurchase agreements of $8,689) - See accompanying schedule: Unaffiliated issuers (cost $1,599,240)	$ 1,743,359
Fidelity Central Funds (cost $99,185)	99,185
Other affiliated issuers (cost $311,696)	172,919
Total Investments (cost $2,010,121)		$ 2,015,463
Cash		1
Receivable for investments sold		28,594
Receivable for fund shares sold		776
Dividends receivable		2,688
Distributions receivable from Fidelity Central Funds		35
Prepaid expenses		10
Other receivables		1,083
Total assets		2,048,650

Liabilities
Payable for investments purchased	$ 8,689
Payable for fund shares redeemed	2,779
Accrued management fee	658
Notes payable	8,484
Other affiliated payables	583
Other payables and accrued expenses	179
Collateral on securities loaned, at value	99,185
Total liabilities		120,557

Net Assets		$ 1,928,093
Net Assets consist of:
Paid in capital		$ 8,101,182
Accumulated net investment loss		(74)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,178,291)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,276
Net Assets		$ 1,928,093

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2009

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,808,230 ÷ 118,376 shares)	$ 15.28

Class K: Net Asset Value, offering price and redemption price per share ($119,863 ÷ 7,837 shares)	$ 15.29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends		$ 9,316
Special dividends		1,496
Interest		1
Income from Fidelity Central Funds (including $1,173 from security lending)		1,299
Total income		12,112

Expenses
Management fee Basic fee	$ 10,536
Performance adjustment	(2,099)
Transfer agent fees	5,491
Accounting and security lending fees	595
Custodian fees and expenses	98
Independent trustees' compensation	13
Registration fees	47
Audit	63
Legal	30
Interest	1
Miscellaneous	41
Total expenses before reductions	14,816
Expense reductions	(371)	14,445
Net investment income (loss)		(2,333)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	142,986
Other affiliated issuers	(130,668)
Foreign currency transactions	134
Total net realized gain (loss)		12,452
Change in net unrealized appreciation (depreciation) on: Investment securities	523,447
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		523,405
Net gain (loss)		535,857
Net increase (decrease) in net assets resulting from operations		$ 533,524

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,333)	$ 3,149
Net realized gain (loss)	12,452	(1,036,366)
Change in net unrealized appreciation (depreciation)	523,405	(639,367)
Net increase (decrease) in net assets resulting from operations	533,524	(1,672,584)
Distributions to shareholders from net investment income	(3,960)	-
Share transactions - net increase (decrease)	(143,036)	(385,211)
Redemption fees	155	321
Total increase (decrease) in net assets	386,683	(2,057,474)

Net Assets
Beginning of period	1,541,410	3,598,884
End of period (including accumulated net investment loss of $74 and undistributed net investment income of $3,034, respectively)	$ 1,928,093	$ 1,541,410

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Strategies

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 22.75	$ 19.68	$ 17.48	$ 15.95
Income from Investment Operations
Net investment income (loss) B	(.02) E	.02 F	(.07) G	- H, K	(.02) I
Net realized and unrealized gain (loss)	4.05	(11.49)	3.15	2.20	1.55
Total from investment operations	4.03	(11.47)	3.08	2.20	1.53
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	(.03)	-	(.01)	-	-
Redemption fees added to paid in capital B, K	-	-	-	-	-
Net asset value, end of period	$ 15.28	$ 11.28	$ 22.75	$ 19.68	$ 17.48
Total Return A	35.79%	(50.42)%	15.66%	12.59%	9.59%
Ratios to Average Net AssetsC, J
Expenses before reductions	.88%	.83%	.79%	.77%	.79%
Expenses net of fee waivers, if any	.87%	.83%	.79%	.77%	.79%
Expenses net of all reductions	.85%	.81%	.78%	.75%	.70%
Net investment income (loss)	(.15)%E	.11%F	(.35)%G	(.02)%H	(.12)%I
Supplemental Data
Net assets, end of period (in millions)	$ 1,808	$ 1,489	$ 3,599	$ 3,858	$ 4,334
Portfolio turnover rateD	285%	268%	154%	155%	192%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.24)%.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.41)%.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.27)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.18)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	.02 G	.05 H
Net realized and unrealized gain (loss)	4.04	(8.96)
Total from investment operations	4.06	(8.91)
Distributions from net investment income	(.06)	-
Redemption fees added to paid in capitalD, K	-	-
Net asset value, end of period	$ 15.29	$ 11.29
Total Return B, C	36.14%	(44.11)%
Ratios to Average Net Assets E, J
Expenses before reductions	.60%	.59% A
Expenses net of fee waivers, if any	.60%	.59% A
Expenses net of all reductions	.58%	.57% A
Net investment income (loss)	.12% G	.67% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 120	$ 53
Portfolio turnover rate F	285%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

I For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) (formerly Fidelity Aggressive Growth Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Strategies and Class K to eligible shareholders of Growth Strategies. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 21, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 213,839
Gross unrealized depreciation	(212,401)
Net unrealized appreciation (depreciation)	$ 1,438

Tax Cost	$ 2,014,025

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (6,171,595)
Net unrealized appreciation (depreciation)	$ 1,480

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 3,960	$ -

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,809,574 and $4,939,917, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Strategies, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .49% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Growth Strategies	5,436.33
Class K	55.06
	$ 5,491

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $83 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,290.40%		$ 1

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Strategies' operating expenses. During the period, this reimbursement reduced the class' expenses by $14. Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $356 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Growth Strategies	$ 3,679	$ -
Class K	281	-
Total	$ 3,960	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 B	2008 A	2009 B	2008 A
Growth Strategies
Shares sold	15,464	15,175	$ 193,112	$ 278,138
Conversion to Class K	(2,737)	(4,654)	(33,647)	(71,186)
Reinvestment of distributions	318	-	3,621	-
Shares redeemed	(26,698)	(36,661)	(344,213)	(663,872)
Net increase (decrease)	(13,653)	(26,140)	$ (181,127)	$ (456,920)
Class K
Shares sold	1,705	256	$ 21,328	$ 3,671
Conversion from Growth Strategies	2,738	4,651	33,647	71,186
Reinvestment of distributions	25	-	281	-
Shares redeemed	(1,294)	(244)	(17,165)	(3,148)
Net increase (decrease)	3,174	4,663	$ 38,091	$ 71,709

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

B Conversion transactions for Class K and Growth Strategies are for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Strategies Fund (formerly Fidelity Aggressive Growth Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth Strategies Fund (formerly Fidelity Aggressive Growth Fund) (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth Strategies Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Growth Strategies designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Growth Strategies designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Growth Strategies (retail class), as well as the fund's relative investment performance for Fidelity Growth Strategies (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Growth Strategies (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Growth Strategies (retail class) of the fund.

Annual Report

Fidelity Growth Strategies Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Growth Strategies (retail class) of the fund was in the fourth quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Growth Strategies (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Growth Strategies Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

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Fidelity®

Growth Strategies

Fund -
Class K

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class K A	36.14%	-0.73%	-9.48%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Growth Strategies, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Strategies Fund - Class K on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding to performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from Steven Calhoun, Portfolio Manager of Fidelity® Growth Strategies Fund: During the past year, the fund's Class K shares returned 36.14%, versus 42.83% for the Russell Midcap® Growth Index. Weak stock selection in consumer staples, consumer discretionary and health care, among other sectors, weighed on performance. Additionally, the fund's focus on quality growth stocks worked against it, as did our positioning in stocks with capitalizations of $5 billion or less. A sizable position in Heckmann, a U.S.-based company that operates a bottled water business in China, was hampered by falling revenues and problems with customer payments. Also detracting were carpet maker Mohawk Industries and Intrepid Potash, a producer of fertilizer components. Conversely, performance was aided by strong picks in financials, information technology and telecommunication services. China-based BYD Company, a maker of batteries for electric and hybrid cars, benefited from the expanding market for rechargeable auto batteries and robust growth in China overall. Hotelier Starwood Hotels & Resorts Worldwide and investment bank Morgan Stanley contributed as well. Most of the stocks I've mentioned were out-of-index holdings, and some were sold by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Growth Strategies	.87%
Actual		$ 1,000.00	$ 1,157.60	$ 4.71
Hypothetical A		$ 1,000.00	$ 1,020.71	$ 4.41
Class K	.59%
Actual		$ 1,000.00	$ 1,158.30	$ 3.19
Hypothetical A		$ 1,000.00	$ 1,022.11	$ 2.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	3.0	1.5
The Mosaic Co.	2.9	0.0
Cyberonics, Inc.	2.3	1.2
Agilent Technologies, Inc.	2.2	0.0
TJX Companies, Inc.	2.1	0.0
Urban Outfitters, Inc.	2.1	1.1
Starbucks Corp.	2.1	2.1
Precision Castparts Corp.	2.1	1.4
Heckmann Corp.	2.0	1.8
Juniper Networks, Inc.	2.0	2.2
	22.8
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.8	21.0
Consumer Discretionary	19.8	17.5
Health Care	17.8	17.0
Industrials	12.9	17.4
Energy	6.3	8.6
Asset Allocation (% of fund's net assets)
As of November 30, 2009 *		As of May 31, 2009 **
	Stocks 98.9%		Stocks 98.0%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	14.7%	** Foreign investments	18.1%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 1.1%
Johnson Controls, Inc.	754,800	$ 20,417
Hotels, Restaurants & Leisure - 2.6%
Starbucks Corp. (a)	1,806,443	39,561
Starwood Hotels & Resorts Worldwide, Inc.	330,200	10,573
		50,134
Household Durables - 1.6%
Harman International Industries, Inc.	832,994	31,329
Internet & Catalog Retail - 1.1%
Expedia, Inc. (a)	800,656	20,401
Media - 2.2%
Discovery Communications, Inc. (a)	482,289	15,409
Focus Media Holding Ltd. ADR (a)(c)	1,471,000	18,476
VisionChina Media, Inc. ADR (a)(c)	977,000	9,008
		42,893
Specialty Retail - 8.3%
Abercrombie & Fitch Co. Class A (c)	868,300	34,671
Ross Stores, Inc.	607,845	26,733
TJX Companies, Inc.	1,055,913	40,526
Urban Outfitters, Inc. (a)	1,264,099	39,996
Zumiez, Inc. (a)(c)(d)	1,641,481	17,941
		159,867
Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc. (a)	1,351,600	32,452
Polo Ralph Lauren Corp. Class A	312,325	24,002
		56,454
TOTAL CONSUMER DISCRETIONARY		381,495
CONSUMER STAPLES - 4.2%
Beverages - 2.0%
Heckmann Corp. (a)(d)	8,966,600	38,825
Food Products - 2.2%
Bunge Ltd.	481,986	29,835
Origin Agritech Ltd. (a)	976,800	13,206
		43,041
TOTAL CONSUMER STAPLES		81,866
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.3%
Energy Equipment & Services - 3.2%
Exterran Holdings, Inc. (a)(c)	436,600	$ 9,147
Helmerich & Payne, Inc.	503,600	18,910
Smith International, Inc.	602,950	16,388
Weatherford International Ltd. (a)	962,564	16,075
		60,520
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. (a)	530,620	19,633
Arch Coal, Inc.	550,810	11,490
CONSOL Energy, Inc.	434,100	19,934
Denbury Resources, Inc. (a)	693,937	9,209
		60,266
TOTAL ENERGY		120,786
FINANCIALS - 6.2%
Capital Markets - 2.1%
Charles Schwab Corp.	1,051,200	19,268
Greenhill & Co., Inc. (c)	254,156	20,752
		40,020
Commercial Banks - 0.6%
SunTrust Banks, Inc.	488,433	11,542
Diversified Financial Services - 2.7%
CME Group, Inc.	89,187	29,274
MSCI, Inc. Class A (a)	732,642	22,324
		51,598
Real Estate Management & Development - 0.8%
Indiabulls Real Estate Ltd. (a)	3,605,894	16,037
TOTAL FINANCIALS		119,197
HEALTH CARE - 17.8%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	351,785	15,953
Alnylam Pharmaceuticals, Inc. (a)(c)	351,182	5,903
AMAG Pharmaceuticals, Inc. (a)(c)	548,993	20,527
Dendreon Corp. (a)(c)	693,800	18,968
Human Genome Sciences, Inc. (a)	512,200	14,249
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Isis Pharmaceuticals, Inc. (a)	671,083	$ 7,187
Vertex Pharmaceuticals, Inc. (a)	240,900	9,352
		92,139
Health Care Equipment & Supplies - 8.0%
ArthroCare Corp. (a)(d)	2,658,403	58,221
Cyberonics, Inc. (a)(d)	2,460,285	44,285
Edwards Lifesciences Corp. (a)	426,151	35,064
NuVasive, Inc. (a)(c)	504,819	16,381
		153,951
Health Care Providers & Services - 3.5%
Aetna, Inc.	641,400	18,671
CIGNA Corp.	631,752	20,267
Community Health Systems, Inc. (a)	564,200	17,214
Humana, Inc. (a)	293,100	12,167
		68,319
Health Care Technology - 1.0%
Cerner Corp. (a)	255,586	19,243
Life Sciences Tools & Services - 0.5%
QIAGEN NV (a)	465,091	10,279
TOTAL HEALTH CARE		343,931
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.1%
Precision Castparts Corp.	380,729	39,474
Building Products - 1.0%
Lennox International, Inc.	535,000	19,859
Construction & Engineering - 1.0%
Fluor Corp.	439,604	18,674
Electrical Equipment - 1.0%
Cooper Industries PLC Class A	457,200	19,518
Machinery - 5.2%
AGCO Corp. (a)	713,500	21,626
Bucyrus International, Inc. Class A	289,400	14,988
Cummins, Inc.	419,200	18,822
Flowserve Corp.	188,100	18,708
IDEX Corp.	344,387	10,204
Joy Global, Inc.	299,100	16,014
		100,362
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,953,982	$ 13,647
Road & Rail - 1.9%
CSX Corp.	785,500	37,296
TOTAL INDUSTRIALS		248,830
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	1,459,891	38,147
Computers & Peripherals - 2.1%
SanDisk Corp. (a)	1,055,800	20,820
Western Digital Corp. (a)	552,800	20,365
		41,185
Electronic Equipment & Components - 3.7%
Agilent Technologies, Inc. (a)	1,500,342	43,390
Avnet, Inc. (a)	770,600	20,999
Maxwell Technologies, Inc. (a)(c)	439,600	7,227
		71,616
IT Services - 1.1%
MasterCard, Inc. Class A	84,900	20,449
Semiconductors & Semiconductor Equipment - 9.7%
Altera Corp.	962,708	20,246
ASM International NV (NASDAQ) (a)(c)	449,355	10,245
ASML Holding NV (NY Shares)	672,600	20,844
Broadcom Corp. Class A (a)	709,700	20,723
KLA-Tencor Corp.	545,230	17,033
Marvell Technology Group Ltd. (a)	1,979,235	30,520
National Semiconductor Corp.	1,410,100	20,587
NVIDIA Corp. (a)	2,146,000	28,027
Xilinx, Inc.	867,187	19,633
		187,858
Software - 7.2%
Activision Blizzard, Inc. (a)	1,678,317	19,116
ANSYS, Inc. (a)	481,253	18,740
Autonomy Corp. PLC (a)	882,538	20,688
BMC Software, Inc. (a)	822,700	31,863
Citrix Systems, Inc. (a)	495,700	18,926
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	854,928	$ 19,193
VMware, Inc. Class A (a)	244,200	10,252
		138,778
TOTAL INFORMATION TECHNOLOGY		498,033
MATERIALS - 5.9%
Chemicals - 4.5%
Fertilizantes Fosfatados SA (PN) (a)	965,200	8,995
Potash Corp. of Saskatchewan, Inc.	192,900	21,547
The Mosaic Co.	1,039,602	56,606
		87,148
Metals & Mining - 1.4%
AngloGold Ashanti Ltd. sponsored ADR	254,000	11,186
Randgold Resources Ltd. sponsored ADR	117,200	9,932
Sino Gold Mining Ltd. (a)	716,751	5,185
		26,303
TOTAL MATERIALS		113,451
TOTAL COMMON STOCKS (Cost $1,902,247)		1,907,589
Money Market Funds - 5.1%

Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e) (Cost $99,185)	99,185,275	99,185
Cash Equivalents - 0.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $8,689)	$ 8,689	$ 8,689
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $2,010,121)		2,015,463
NET OTHER ASSETS - (4.5)%		(87,370)
NET ASSETS - 100%		$ 1,928,093
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$8,689,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 4,560
Banc of America Securities LLC	1,703
Barclays Capital, Inc.	2,426
$ 8,689
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 126
Fidelity Securities Lending Cash Central Fund	1,173
Total	$ 1,299
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 57,260	$ 35,289	$ 94,180	$ -	$ -
ArthroCare Corp.	34,772	-	-	-	58,221
athenahealth, Inc.	45,484	2,795	55,757	-	-
Cavium Networks, Inc.	26,841	-	24,855	-	-
Cyberonics, Inc.	37,258	27,870	29,516	-	44,285
Heckmann Corp.	32,320	17,058	483	-	38,825
Ocean Power Technologies, Inc.	6,107	-	4,335	-	-
Omniture, Inc.	54,410	11,244	67,584	-	-
RXi Pharmaceuticals Corp.	3,299	-	2,829	-	-
TranS1, Inc.	14,770	-	11,678	-	-
Ultrapetrol (Bahamas) Ltd.	11,786	-	-	-	13,647
Zumiez, Inc.	-	20,917	2,591	-	17,941
Total	$ 324,307	$ 115,173	$ 293,808	$ -	$ 172,919
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.3%
Bermuda	3.1%
Netherlands	2.1%
Canada	1.1%
United Kingdom	1.1%
Ireland	1.0%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information

At November 30, 2009, the Fund had a capital loss carryforward of approximately $6,171,595,000 of which $3,237,199,000, $1,890,281,000, $914,123,000 and $129,992,000 will expire on November 30, 2010, 2011, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $95,237 and repurchase agreements of $8,689) - See accompanying schedule: Unaffiliated issuers (cost $1,599,240)	$ 1,743,359
Fidelity Central Funds (cost $99,185)	99,185
Other affiliated issuers (cost $311,696)	172,919
Total Investments (cost $2,010,121)		$ 2,015,463
Cash		1
Receivable for investments sold		28,594
Receivable for fund shares sold		776
Dividends receivable		2,688
Distributions receivable from Fidelity Central Funds		35
Prepaid expenses		10
Other receivables		1,083
Total assets		2,048,650

Liabilities
Payable for investments purchased	$ 8,689
Payable for fund shares redeemed	2,779
Accrued management fee	658
Notes payable	8,484
Other affiliated payables	583
Other payables and accrued expenses	179
Collateral on securities loaned, at value	99,185
Total liabilities		120,557

Net Assets		$ 1,928,093
Net Assets consist of:
Paid in capital		$ 8,101,182
Accumulated net investment loss		(74)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,178,291)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,276
Net Assets		$ 1,928,093

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2009

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,808,230 ÷ 118,376 shares)	$ 15.28

Class K: Net Asset Value, offering price and redemption price per share ($119,863 ÷ 7,837 shares)	$ 15.29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2009

Investment Income
Dividends		$ 9,316
Special dividends		1,496
Interest		1
Income from Fidelity Central Funds (including $1,173 from security lending)		1,299
Total income		12,112

Expenses
Management fee Basic fee	$ 10,536
Performance adjustment	(2,099)
Transfer agent fees	5,491
Accounting and security lending fees	595
Custodian fees and expenses	98
Independent trustees' compensation	13
Registration fees	47
Audit	63
Legal	30
Interest	1
Miscellaneous	41
Total expenses before reductions	14,816
Expense reductions	(371)	14,445
Net investment income (loss)		(2,333)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	142,986
Other affiliated issuers	(130,668)
Foreign currency transactions	134
Total net realized gain (loss)		12,452
Change in net unrealized appreciation (depreciation) on: Investment securities	523,447
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		523,405
Net gain (loss)		535,857
Net increase (decrease) in net assets resulting from operations		$ 533,524

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,333)	$ 3,149
Net realized gain (loss)	12,452	(1,036,366)
Change in net unrealized appreciation (depreciation)	523,405	(639,367)
Net increase (decrease) in net assets resulting from operations	533,524	(1,672,584)
Distributions to shareholders from net investment income	(3,960)	-
Share transactions - net increase (decrease)	(143,036)	(385,211)
Redemption fees	155	321
Total increase (decrease) in net assets	386,683	(2,057,474)

Net Assets
Beginning of period	1,541,410	3,598,884
End of period (including accumulated net investment loss of $74 and undistributed net investment income of $3,034, respectively)	$ 1,928,093	$ 1,541,410

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Strategies

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 22.75	$ 19.68	$ 17.48	$ 15.95
Income from Investment Operations
Net investment income (loss) B	(.02) E	.02 F	(.07) G	- H, K	(.02) I
Net realized and unrealized gain (loss)	4.05	(11.49)	3.15	2.20	1.55
Total from investment operations	4.03	(11.47)	3.08	2.20	1.53
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	(.03)	-	(.01)	-	-
Redemption fees added to paid in capital B, K	-	-	-	-	-
Net asset value, end of period	$ 15.28	$ 11.28	$ 22.75	$ 19.68	$ 17.48
Total Return A	35.79%	(50.42)%	15.66%	12.59%	9.59%
Ratios to Average Net AssetsC, J
Expenses before reductions	.88%	.83%	.79%	.77%	.79%
Expenses net of fee waivers, if any	.87%	.83%	.79%	.77%	.79%
Expenses net of all reductions	.85%	.81%	.78%	.75%	.70%
Net investment income (loss)	(.15)%E	.11%F	(.35)%G	(.02)%H	(.12)%I
Supplemental Data
Net assets, end of period (in millions)	$ 1,808	$ 1,489	$ 3,599	$ 3,858	$ 4,334
Portfolio turnover rateD	285%	268%	154%	155%	192%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.24)%.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.41)%.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.27)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.18)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,

2009

2008 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	.02 G	.05 H
Net realized and unrealized gain (loss)	4.04	(8.96)
Total from investment operations	4.06	(8.91)
Distributions from net investment income	(.06)	-
Redemption fees added to paid in capitalD, K	-	-
Net asset value, end of period	$ 15.29	$ 11.29
Total Return B, C	36.14%	(44.11)%
Ratios to Average Net Assets E, J
Expenses before reductions	.60%	.59% A
Expenses net of fee waivers, if any	.60%	.59% A
Expenses net of all reductions	.58%	.57% A
Net investment income (loss)	.12% G	.67% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 120	$ 53
Portfolio turnover rate F	285%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

I For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) (formerly Fidelity Aggressive Growth Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Growth Strategies and Class K to eligible shareholders of Growth Strategies. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 21, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 213,839
Gross unrealized depreciation	(212,401)
Net unrealized appreciation (depreciation)	$ 1,438

Tax Cost	$ 2,014,025

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (6,171,595)
Net unrealized appreciation (depreciation)	$ 1,480

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 3,960	$ -

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,809,574 and $4,939,917, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Strategies, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .49% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Growth Strategies	5,436.33
Class K	55.06
	$ 5,491

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $83 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,290.40%		$ 1

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Growth Strategies' operating expenses. During the period, this reimbursement reduced the class' expenses by $14. Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $356 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Growth Strategies	$ 3,679	$ -
Class K	281	-
Total	$ 3,960	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009 B	2008 A	2009 B	2008 A
Growth Strategies
Shares sold	15,464	15,175	$ 193,112	$ 278,138
Conversion to Class K	(2,737)	(4,654)	(33,647)	(71,186)
Reinvestment of distributions	318	-	3,621	-
Shares redeemed	(26,698)	(36,661)	(344,213)	(663,872)
Net increase (decrease)	(13,653)	(26,140)	$ (181,127)	$ (456,920)
Class K
Shares sold	1,705	256	$ 21,328	$ 3,671
Conversion from Growth Strategies	2,738	4,651	33,647	71,186
Reinvestment of distributions	25	-	281	-
Shares redeemed	(1,294)	(244)	(17,165)	(3,148)
Net increase (decrease)	3,174	4,663	$ 38,091	$ 71,709

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

B Conversion transactions for Class K and Growth Strategies are for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Strategies Fund (formerly Fidelity Aggressive Growth Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth Strategies Fund (formerly Fidelity Aggressive Growth Fund) (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth Strategies Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class K designates 100% of the dividends distributed during fiscal year as qualifying for dividends-received deduction for corporate shareholders.

Class K designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Growth Strategies (retail class), as well as the fund's relative investment performance for Fidelity Growth Strategies (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Growth Strategies (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Growth Strategies (retail class) of the fund.

Annual Report

Fidelity Growth Strategies Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Growth Strategies (retail class) of the fund was in the fourth quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Growth Strategies (retail class) through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Growth Strategies Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

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Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

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Fidelity Management & Research Company

Boston, MA

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(U.K.) Inc.

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The Northern Trust Company

Chicago, Illinois

FEG-K-UANN-0110
1.863025.101

Fidelity®

New Millennium Fund®

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® New Millennium Fund®	38.86%	3.72%	2.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Millennium Fund® on November 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a dismal three-month start, U.S. stocks saw marked improvement for the remainder of the 12-month period ending November 30, 2009. Early in the period, domestic equities were hampered by the effects of the subprime mortgage crisis, near-frozen credit markets, sagging employment rates and bleak corporate earnings reports. By March, however, U.S. equities reached a bottom and, encouraged by the government's actions and improving economic indicators, investors began to favor riskier assets, reversing the flight to quality seen earlier in the period. During this time, corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. By November 30, the Standard & Poor's 500SM Index had returned 25.39% for the year, including a 20% gain in the final half of the period. Additionally, all 10 S&P 500® market sectors managed to produce positive results, with most sectors posting solid double-digit gains. The technology-heavy Nasdaq Composite® Index soared 41.07% for the year, boasting the best return among the major domestic equity indexes. Meanwhile, the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of U.S. stocks - climbed 27.19%, and the blue-chip-laden Dow Jones Industrial AverageSM rose 21.05%.

Comments from John Roth, Portfolio Manager of Fidelity® New Millennium Fund®: The fund gained 38.86% for the year, outpacing the return of the S&P 500 index. Stock selection in consumer staples - particularly in the food, beverage and tobacco group - as well as positioning in consumer discretionary and information technology helped. Security selection in diversified financials and materials also were positives. Green Mountain Coffee Roasters was the fund's biggest relative contributor and one of its largest individual positions during the period. The maker of Keurig single-cup coffee systems offered a value play for consumers, and the stock was further boosted after Wal-Mart began widespread distribution of its products in late April. Hong Kong-based global supply-chain manager Li & Fung and specialty finance firm KKR Financial Holdings also were big contributors. All of these positions were outside of the index. Underweighting energy producer Exxon Mobil further contributed. Of final note, a depreciating dollar helped boost the fund's foreign holdings. By contrast, stock selection in insurance was the biggest negative, followed by positioning in industrials. Individual detractors included two solar stocks, Germany-based Q-Cells and benchmark component MEMC Electronic Materials, both of which suffered from overcapacity issues and a lack of funding during the credit crisis. Not owning index component Google also hurt. Some of the stocks I've mentioned were sold by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Actual	1.12%	$ 1,000.00	$ 1,193.90	$ 6.16
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.45	$ 5.67

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	2.5	1.5
Apple, Inc.	2.5	2.1
JPMorgan Chase & Co.	2.2	2.0
Bank of America Corp.	1.9	1.6
Cisco Systems, Inc.	1.9	1.4
Merck & Co., Inc.	1.8	1.4
Wal-Mart Stores, Inc.	1.7	1.9
Wells Fargo & Co.	1.6	1.7
Occidental Petroleum Corp.	1.6	1.3
KKR Financial Holdings LLC	1.5	0.1
	19.2
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	17.8
Information Technology	18.8	21.5
Industrials	14.2	13.6
Consumer Discretionary	13.9	13.7
Health Care	12.4	12.8
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Stocks 98.8%		Stocks 98.6%
	Convertible Securities 0.4%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	16.7%	** Foreign investments	21.8%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.1%
Johnson Controls, Inc.	315,500	$ 8,534
Tenneco, Inc. (a)	306,900	4,425
TRW Automotive Holdings Corp. (a)	231,500	5,037
		17,996
Distributors - 0.9%
Li & Fung Ltd.	3,719,600	14,975
Hotels, Restaurants & Leisure - 0.9%
Red Robin Gourmet Burgers, Inc. (a)	144,268	2,252
Royal Caribbean Cruises Ltd. (a)	283,200	6,958
Starwood Hotels & Resorts Worldwide, Inc.	150,000	4,803
		14,013
Household Durables - 1.1%
Newell Rubbermaid, Inc.	397,200	5,763
Toll Brothers, Inc. (a)	285,700	5,568
Whirlpool Corp.	97,900	7,260
		18,591
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	111,800	15,195
Expedia, Inc. (a)	225,600	5,748
		20,943
Leisure Equipment & Products - 1.0%
Brunswick Corp.	910,542	9,142
Eastman Kodak Co. (c)	792,401	3,209
Pool Corp. (c)	172,300	3,112
		15,463
Media - 2.8%
Central European Media Enterprises Ltd. Class A (a)(c)	115,800	2,885
DIRECTV (a)(c)	312,900	9,897
DISH Network Corp. Class A	323,400	6,698
Focus Media Holding Ltd. ADR (a)(c)	200,000	2,512
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	438,539	2,017
The Walt Disney Co.	455,700	13,771
Viacom, Inc. Class B (non-vtg.) (a)	267,100	7,917
		45,697
Multiline Retail - 0.7%
Target Corp.	242,900	11,309
Specialty Retail - 3.6%
Best Buy Co., Inc.	175,700	7,525
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
H&M Hennes & Mauritz AB (B Shares)	40,000	$ 2,365
Home Depot, Inc.	436,000	11,929
Lowe's Companies, Inc.	596,700	13,014
MarineMax, Inc. (a)	849,882	5,949
Ross Stores, Inc.	80,400	3,536
Sally Beauty Holdings, Inc. (a)	362,800	2,532
Staples, Inc.	240,800	5,615
TJX Companies, Inc.	143,600	5,511
		57,976
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	200,000	4,802
Ports Design Ltd.	1,442,600	3,918
		8,720
TOTAL CONSUMER DISCRETIONARY		225,683
CONSUMER STAPLES - 6.3%
Beverages - 0.3%
Fomento Economico Mexicano SAB de CV sponsored ADR	100,000	4,551
Food & Staples Retailing - 2.0%
United Natural Foods, Inc. (a)	181,900	4,586
Wal-Mart Stores, Inc.	500,000	27,275
		31,861
Food Products - 2.9%
Ausnutria Dairy Hunan Co. Ltd. Class H	8,733,000	7,054
Danone	129,843	7,761
General Mills, Inc.	125,000	8,500
Green Mountain Coffee Roasters, Inc. (a)(c)	250,675	15,788
Hain Celestial Group, Inc. (a)	216,100	3,747
Ralcorp Holdings, Inc. (a)	88,300	5,114
		47,964
Household Products - 0.3%
Energizer Holdings, Inc. (a)	86,900	4,896
Personal Products - 0.8%
Mead Johnson Nutrition Co. Class A (c)	200,000	8,774
Nu Skin Enterprises, Inc. Class A	150,000	4,017
		12,791
TOTAL CONSUMER STAPLES		102,063
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.6%
Energy Equipment & Services - 0.5%
Exterran Holdings, Inc. (a)	164,200	$ 3,440
Weatherford International Ltd. (a)	267,200	4,462
		7,902
Oil, Gas & Consumable Fuels - 6.1%
Alpha Natural Resources, Inc. (a)	128,400	4,751
BG Group PLC	250,000	4,536
Chevron Corp.	275,000	21,461
Denbury Resources, Inc. (a)	589,200	7,819
Imperial Oil Ltd.	84,500	3,246
Marathon Oil Corp.	618,400	20,172
Niko Resources Ltd.	100,000	8,369
Occidental Petroleum Corp.	320,300	25,877
SouthGobi Energy Resources Ltd. (a)	207,300	2,867
		99,098
TOTAL ENERGY		107,000
FINANCIALS - 20.1%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	328,800	8,759
Charles Schwab Corp.	313,000	5,737
Credit Suisse Group sponsored ADR	147,200	7,715
Legg Mason, Inc.	157,400	4,453
Morgan Stanley	500,000	15,790
Northern Trust Corp.	109,500	5,420
State Street Corp.	160,000	6,608
T. Rowe Price Group, Inc.	108,000	5,284
		59,766
Commercial Banks - 5.2%
Alliance Financial Corp.	100,000	2,822
BOK Financial Corp. (c)	58,100	2,700
City Holding Co.	80,700	2,632
Comerica, Inc.	157,800	4,493
Fifth Third Bancorp	400,000	4,032
First Horizon National Corp.	77,394	1,049
HSBC Holdings PLC sponsored ADR	65,475	3,864
KeyCorp	985,600	5,776
PNC Financial Services Group, Inc.	248,900	14,190
Regions Financial Corp.	1,000,000	5,860
Standard Chartered PLC (United Kingdom)	146,462	3,575
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	204,300	$ 4,828
Webster Financial Corp.	190,200	2,421
Wells Fargo & Co.	946,700	26,545
		84,787
Diversified Financial Services - 7.0%
Bank of America Corp.	1,948,400	30,882
Citigroup, Inc.	1,000,000	4,110
Climate Exchange PLC (a)	200,800	2,537
CME Group, Inc.	30,473	10,002
Hong Kong Exchange & Clearing Ltd.	218,100	3,889
JPMorgan Chase & Co.	821,600	34,910
KKR Financial Holdings LLC	4,500,000	24,930
NBH Holdings Corp. Class A (a)(d)	64,700	1,359
		112,619
Insurance - 2.4%
ACE Ltd.	127,300	6,201
Arch Capital Group Ltd. (a)	53,600	3,743
Assured Guaranty Ltd.	329,600	7,475
Lincoln National Corp.	218,400	5,004
The Chubb Corp.	107,400	5,385
The First American Corp.	92,500	2,934
Unum Group	230,000	4,379
Validus Holdings Ltd.	140,263	3,717
		38,838
Real Estate Management & Development - 0.3%
Swire Pacific Ltd. (A Shares)	193,000	2,215
Wharf Holdings Ltd.	434,000	2,341
		4,556
Thrifts & Mortgage Finance - 1.5%
Bank Mutual Corp.	268,400	1,881
First Niagara Financial Group, Inc.	250,400	3,303
MGIC Investment Corp. (a)(c)	1,454,100	5,816
Ocwen Financial Corp. (a)	242,800	2,263
People's United Financial, Inc.	131,800	2,147
Radian Group, Inc. (c)	1,904,723	8,514
		23,924
TOTAL FINANCIALS		324,490
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.4%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	99,600	$ 4,517
Alnylam Pharmaceuticals, Inc. (a)(c)	152,500	2,564
Biogen Idec, Inc. (a)	110,000	5,163
Clinical Data, Inc. (a)(c)	150,000	2,342
Dendreon Corp. (a)(c)	100,000	2,734
Isis Pharmaceuticals, Inc. (a)	234,400	2,510
Myriad Genetics, Inc. (a)	124,400	2,876
Targacept, Inc. (a)	53,282	1,247
		23,953
Health Care Equipment & Supplies - 2.3%
Abiomed, Inc. (a)	250,000	2,115
Covidien PLC	220,600	10,328
ev3, Inc. (a)	275,000	3,493
HeartWare International, Inc. CDI unit (a)	15,478,245	13,891
Mako Surgical Corp. (a)	174,300	1,485
Micrus Endovascular Corp. (a)	200,000	2,630
Wright Medical Group, Inc. (a)	178,500	3,213
		37,155
Health Care Providers & Services - 2.8%
Capital Senior Living Corp. (a)	611,000	2,798
Emergency Medical Services Corp. Class A (a)	51,500	2,485
Emeritus Corp. (a)	175,208	2,740
Express Scripts, Inc. (a)	86,200	7,396
Genoptix, Inc. (a)	75,000	2,719
Henry Schein, Inc. (a)	81,200	4,032
Humana, Inc. (a)	124,700	5,176
LCA-Vision, Inc. (a)	675,000	3,719
LHC Group, Inc. (a)	143,333	4,410
Medco Health Solutions, Inc. (a)	156,600	9,891
		45,366
Life Sciences Tools & Services - 1.0%
Bruker BioSciences Corp. (a)	284,900	3,228
Illumina, Inc. (a)	114,200	3,303
Life Technologies Corp. (a)	65,400	3,256
QIAGEN NV (a)(c)	149,000	3,293
Techne Corp.	52,000	3,530
		16,610
Pharmaceuticals - 4.8%
Cadence Pharmaceuticals, Inc. (a)	388,000	3,333
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	808,100	$ 29,261
Optimer Pharmaceuticals, Inc. (a)	125,000	1,373
Pfizer, Inc.	2,255,400	40,987
ViroPharma, Inc. (a)	425,600	3,218
		78,172
TOTAL HEALTH CARE		201,256
INDUSTRIALS - 14.2%
Aerospace & Defense - 3.2%
Lockheed Martin Corp.	120,000	9,268
Precision Castparts Corp.	57,300	5,941
Raytheon Co.	160,700	8,281
The Boeing Co.	207,900	10,896
United Technologies Corp.	263,300	17,704
		52,090
Air Freight & Logistics - 1.1%
Dynamex, Inc. (a)	175,000	3,045
FedEx Corp.	107,900	9,112
Hub Group, Inc. Class A (a)	194,616	5,148
		17,305
Airlines - 0.2%
Hawaiian Holdings, Inc. (a)	402,200	2,514
Building Products - 0.5%
Masco Corp.	397,200	5,394
USG Corp. (a)(c)	147,000	2,033
		7,427
Commercial Services & Supplies - 1.3%
Casella Waste Systems, Inc. Class A (a)	1,044,800	4,325
Clean Harbors, Inc. (a)	179,500	9,607
Intrum Justitia AB	294,200	3,703
Tetra Tech, Inc. (a)	131,700	3,469
		21,104
Construction & Engineering - 0.3%
Fluor Corp.	75,000	3,186
Raubex Group Ltd.	750,000	2,395
		5,581
Electrical Equipment - 3.6%
Acuity Brands, Inc. (c)	130,000	4,196
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
AMETEK, Inc.	100,000	$ 3,656
Canadian Solar, Inc. (a)(c)	200,000	4,404
Ener1, Inc. (a)(c)	487,900	2,859
First Solar, Inc. (a)(c)	54,300	6,468
Gintech Energy Corp.	1,331,807	3,743
JA Solar Holdings Co. Ltd. ADR (a)(c)	1,230,000	4,785
Motech Industries, Inc.	958,612	3,509
Renewable Energy Corp. AS (a)(c)	1,785,541	11,331
Saft Groupe SA (c)	76,100	3,637
SMA Solar Technology AG	35,000	4,654
Trina Solar Ltd. ADR (a)(c)	109,700	5,110
		58,352
Machinery - 1.2%
Blount International, Inc. (a)	360,200	3,476
Cummins, Inc.	199,600	8,962
PACCAR, Inc.	167,500	6,211
Twin Disc, Inc.	56,825	539
		19,188
Professional Services - 1.1%
IHS, Inc. Class A (a)	68,700	3,454
Michael Page International PLC	743,333	4,099
Monster Worldwide, Inc. (a)	399,300	5,834
Robert Half International, Inc.	207,400	4,631
		18,018
Road & Rail - 1.3%
CSX Corp.	160,200	7,606
Landstar System, Inc.	91,300	3,407
Union Pacific Corp.	153,200	9,691
		20,704
Trading Companies & Distributors - 0.4%
Phoenix Solar AG	75,000	4,043
Rush Enterprises, Inc. Class A (a)	284,200	3,061
		7,104
TOTAL INDUSTRIALS		229,387
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 3.3%
Adtran, Inc.	229,800	4,856
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	1,285,400	$ 30,078
F5 Networks, Inc. (a)	98,000	4,609
Juniper Networks, Inc. (a)	304,200	7,949
Riverbed Technology, Inc. (a)	170,700	3,475
Tellabs, Inc. (a)	350,000	1,964
		52,931
Computers & Peripherals - 2.7%
Apple, Inc. (a)	201,100	40,202
NetApp, Inc. (a)	133,100	4,102
		44,304
Electronic Equipment & Components - 2.1%
Acacia Research Corp. - Acacia Technologies (a)	476,800	3,600
Agilent Technologies, Inc. (a)	233,100	6,741
Arrow Electronics, Inc. (a)	156,500	4,113
BYD Co. Ltd. (H Shares) (a)	302,000	2,640
Corning, Inc.	512,400	8,547
Everlight Electronics Co. Ltd.	881,263	2,723
FLIR Systems, Inc. (a)	100,000	2,870
Universal Display Corp. (a)(c)	280,700	2,998
		34,232
Internet Software & Services - 0.6%
Equinix, Inc. (a)	50,900	4,896
Open Text Corp. (a)	73,900	2,791
Terremark Worldwide, Inc. (a)	328,689	2,008
		9,695
IT Services - 1.1%
Fiserv, Inc. (a)	100,000	4,624
Hewitt Associates, Inc. Class A (a)	100,000	4,018
MasterCard, Inc. Class A	37,700	9,080
		17,722
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	434,300	5,346
ASML Holding NV (NY Shares)	111,166	3,445
Avago Technologies Ltd.	125,000	1,983
Epistar Corp.	726,317	2,343
KLA-Tencor Corp.	186,400	5,823
Lam Research Corp. (a)	246,591	8,382
MEMC Electronic Materials, Inc. (a)	797,700	9,604
Richtek Technology Corp.	332,417	3,104
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	425,500	$ 2,859
Tessera Technologies, Inc. (a)	172,101	4,074
		46,963
Software - 5.8%
AsiaInfo Holdings, Inc. (a)	100,000	2,459
Autonomy Corp. PLC (a)	960,141	22,507
Citrix Systems, Inc. (a)	253,200	9,667
CommVault Systems, Inc. (a)	100,000	2,080
Informatica Corp. (a)	249,900	5,610
MICROS Systems, Inc. (a)	100,000	2,806
Microsoft Corp.	600,000	17,646
Nice Systems Ltd. sponsored ADR (a)	176,000	5,335
Nuance Communications, Inc. (a)	359,400	5,459
Red Hat, Inc. (a)	180,300	4,814
Salesforce.com, Inc. (a)	156,800	9,828
VMware, Inc. Class A (a)	131,200	5,508
		93,719
TOTAL INFORMATION TECHNOLOGY		299,566
MATERIALS - 2.2%
Chemicals - 0.7%
Calgon Carbon Corp. (a)	153,300	2,145
Cytec Industries, Inc.	100,000	3,398
E.I. du Pont de Nemours & Co.	150,900	5,218
		10,761
Metals & Mining - 1.5%
Agnico-Eagle Mines Ltd. (Canada)	52,000	3,242
ArcelorMittal SA (NY Shares) Class A (c)	60,500	2,376
Globe Specialty Metals, Inc. (Reg. S) (a)	150,000	1,254
Goldcorp, Inc.	74,700	3,119
Harmony Gold Mining Co. Ltd. sponsored ADR	310,100	3,442
Ivanhoe Mines Ltd. (a)	324,300	3,834
Lihir Gold Ltd.	953,582	3,144
Newcrest Mining Ltd.	110,906	3,736
		24,147
TOTAL MATERIALS		34,908
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Iliad Group SA	25,000	$ 3,009
Verizon Communications, Inc.	525,000	16,517
		19,526
UTILITIES - 3.2%
Electric Utilities - 2.3%
Duke Energy Corp.	500,000	8,340
FirstEnergy Corp.	85,000	3,662
FPL Group, Inc.	158,200	8,222
Southern Co.	515,000	16,526
		36,750
Independent Power Producers & Energy Traders - 0.5%
AES Corp.	661,900	8,433
Multi-Utilities - 0.4%
TECO Energy, Inc.	275,000	4,056
YTL Corp. Bhd	1,261,128	2,617
		6,673
TOTAL UTILITIES		51,856
TOTAL COMMON STOCKS (Cost $1,379,972)		1,595,735
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ning, Inc. Series D 8.00% (a)(f)	419,580	2,473
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Trion World Network, Inc. 8.00% (f)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS		7,474
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Insurance - 0.2%
Fondiaria-Sai SpA (Risparmio Shares)	251,700	$ 2,812
TOTAL PREFERRED STOCKS (Cost $11,620)		10,286
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.21% (e)	7,681,309	7,681
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	72,606,944	72,607
TOTAL MONEY MARKET FUNDS (Cost $80,288)		80,288
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,471,880)		1,686,309
NET OTHER ASSETS - (4.2)%		(68,443)
NET ASSETS - 100%		$ 1,617,866
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,359,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,474,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 168
Fidelity Securities Lending Cash Central Fund	2,643
Total	$ 2,811
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ThermoGenesis Corp.	$ 1,310	$ -	$ 1,912	$ -	$ -
Total	$ 1,310	$ -	$ 1,912	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 225,683	$ 225,683	$ -	$ -
Consumer Staples	102,063	102,063	-	-
Energy	107,000	107,000	-	-
Financials	329,775	325,943	1,359	2,473
Health Care	201,256	201,256	-	-
Industrials	229,387	229,387	-	-
Information Technology	304,567	299,566	-	5,001
Materials	34,908	34,908	-	-
Telecommunication Services	19,526	19,526	-	-
Utilities	51,856	51,856	-	-
Money Market Funds	80,288	80,288	-	-
Total Investments in Securities:	$ 1,686,309	$ 1,677,476	$ 1,359	$ 7,474
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 6,650
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	824
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 7,474
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 824

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.3%
United Kingdom	2.3%
Canada	2.0%
Hong Kong	1.4%
Bermuda	1.3%
Switzerland	1.2%
Taiwan	1.1%
Others (individually less than 1%)	7.4%
100.0%
Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $319,578,000 of which $147,972,000 and $171,606,000 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2009
Assets
Investment in securities, at value (including securities loaned of $70,496) - See accompanying schedule: Unaffiliated issuers (cost $1,391,592)	$ 1,606,021
Fidelity Central Funds (cost $80,288)	80,288
Total Investments (cost $1,471,880)		$ 1,686,309
Cash		458
Receivable for investments sold		4,658
Receivable for fund shares sold		941
Dividends receivable		2,871
Distributions receivable from Fidelity Central Funds		92
Prepaid expenses		8
Other receivables		49
Total assets		1,695,386

Liabilities
Payable for investments purchased	$ 387
Payable for fund shares redeemed	3,020
Accrued management fee	1,113
Other affiliated payables	331
Other payables and accrued expenses	62
Collateral on securities loaned, at value	72,607
Total liabilities		77,520

Net Assets		$ 1,617,866
Net Assets consist of:
Paid in capital		$ 1,733,957
Undistributed net investment income		5,588
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(336,115)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		214,436
Net Assets, for 68,622 shares outstanding		$ 1,617,866
Net Asset Value, offering price and redemption price per share ($1,617,866 ÷ 68,622 shares)		$ 23.58

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2009
Investment Income
Dividends		$ 16,636
Interest		25
Income from Fidelity Central Funds (including $2,643 from security lending)		2,811
Total income		19,472

Expenses
Management fee Basic fee	$ 8,067
Performance adjustment	1,899
Transfer agent fees	3,144
Accounting and security lending fees	479
Custodian fees and expenses	91
Independent trustees' compensation	10
Registration fees	42
Audit	69
Legal	6
Miscellaneous	27
Total expenses before reductions	13,834
Expense reductions	(201)	13,633
Net investment income (loss)		5,839
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $16)	(100,023)
Other affiliated issuers	(9,532)
Foreign currency transactions	528
Total net realized gain (loss)		(109,027)
Change in net unrealized appreciation (depreciation) on: Investment securities	540,755
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		540,776
Net gain (loss)		431,749
Net increase (decrease) in net assets resulting from operations		$ 437,588

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,839	$ 5,823
Net realized gain (loss)	(109,027)	(218,763)
Change in net unrealized appreciation (depreciation)	540,776	(701,875)
Net increase (decrease) in net assets resulting from operations	437,588	(914,815)
Distributions to shareholders from net investment income	(6,074)	(1,372)
Distributions to shareholders from net realized gain	(1,350)	(272,383)
Total distributions	(7,424)	(273,755)
Share transactions Proceeds from sales of shares	239,311	270,400
Reinvestment of distributions	6,996	257,045
Cost of shares redeemed	(225,699)	(446,918)
Net increase (decrease) in net assets resulting from share transactions	20,608	80,527
Total increase (decrease) in net assets	450,772	(1,108,043)

Net Assets
Beginning of period	1,167,094	2,275,137
End of period (including undistributed net investment income of $5,588 and undistributed net investment income of $5,506, respectively)	$ 1,617,866	$ 1,167,094
Other Information Shares
Sold	11,967	10,308
Issued in reinvestment of distributions	408	8,600
Redeemed	(12,035)	(18,485)
Net increase (decrease)	340	423

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 17.09	$ 33.53	$ 39.51	$ 34.11	$ 30.71
Income from Investment Operations
Net investment income (loss) B	.09	.08	.03	(.03)	- F
Net realized and unrealized gain (loss)	6.51	(12.54)	4.78	5.43	3.40
Total from investment operations	6.60	(12.46)	4.81	5.40	3.40
Distributions from net investment income	(.09)	(.02)	-	-	-
Distributions from net realized gain	(.02)	(3.96)	(10.79)	-	-
Total distributions	(.11)	(3.98)	(10.79)	-	-
Net asset value, end of period	$ 23.58	$ 17.09	$ 33.53	$ 39.51	$ 34.11
Total Return A	38.86%	(42.23)%	16.29%	15.83%	11.07%
Ratios to Average Net Assets C, E
Expenses before reductions	1.05%	1.10%	.94%	.93%	.86%
Expenses net of fee waivers, if any	1.05%	1.10%	.94%	.93%	.86%
Expenses net of all reductions	1.03%	1.09%	.93%	.91%	.80%
Net investment income (loss)	.44%	.31%	.10%	(.07)%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,618	$ 1,167	$ 2,275	$ 2,455	$ 3,411
Portfolio turnover rate D	125%	92%	87%	147%	120%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 292,414
Gross unrealized depreciation	(96,594)
Net unrealized appreciation (depreciation)	$ 195,820

Tax Cost	$ 1,490,489

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,660
Capital loss carryforward	$ (319,578)
Net unrealized appreciation (depreciation)	$ (195,827)

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 7,424	$ 85,686
Long-term Capital Gains	-	188,069
Total	$ 7,424	$ 273,755

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,665,373 and $1,614,452, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $53 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to two hundred thirty-seven dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 3,661.47%

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $201 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by ninety-three dollars.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity New Millennium Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Millennium Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Millennium Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 12, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1982

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of New Millennium Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Pay Date	Record Date	Dividends	Capital Gains
12/21/2009	12/18/2009	$0.085	$0.02
01/11/2010	01/08/2010	$0.00	$0.01

The fund designates 92% of the dividends distributed in December 2008 as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 94% of the dividends distributed in December 2008 as amount which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Millennium Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity New Millennium Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity New Millennium Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NMF-UANN-0110
1.786711.106

Item 2. Code of Ethics

As of the end of the period, November 30, 2009, Fidelity Mt. Vernon Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Growth Company Fund (the "Fund"):

Services Billed by Deloitte Entities

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Growth Company Fund	$47,000	$-	$6,400	$-

November 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Growth Company Fund	$49,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity 130/30 Large Cap Fund, Fidelity Growth Strategies Fund, and Fidelity New Millennium Fund (the "Funds"):

Services Billed by PwC

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 130/30 Large Cap Fund	$57,000	$-	$4,100	$1,500
Fidelity Growth Strategies Fund	$51,000	$-	$3,200	$2,800
Fidelity New Millennium Fund	$51,000	$-	$5,800	$2,500

November 30, 2008 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 130/30 Large Cap Fund	$44,000	$-	$3,400	$1,200
Fidelity Growth Strategies Fund	$60,000	$-	$3,900	$3,600
Fidelity New Millennium Fund	$50,000	$-	$3,900	$2,900

A Amounts may reflect rounding.

B The Fidelity 130/30 Large Cap Fund commenced operations on March 31, 2008.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	November 30, 2009A	November 30, 2008A
Audit-Related Fees	$790,000	$745,000
Tax Fees	$-	$2,000
All Other Fees	$515,000	$470,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by PwC

	November 30, 2009A	November 30, 2008A
Audit-Related Fees	$2,755,000	$2,360,000B
Tax Fees	$-	$2,000
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2009 A	November 30, 2008 A
PwC	$4,430,000	$3,320,000B
Deloitte Entities	$1,355,000	$1,395,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 27, 2010